As filed with the Securities and Exchange Commission on February 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.7%
50,000,000	AMPLIT Trust, Series 2015-A-A	5.00%	^	09/15/2021	49,610,000
14,696,162	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	14,605,046
9,167,910	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	9,150,491
50,000,000	CAN Capital Funding LLC, Series 2012-1A-B1	3.12%	^	04/15/2020	49,725,000
40,000,000	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	39,920,000
52,129,684	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	51,915,952
29,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	28,396,800
10,500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	9,981,300
43,552,429	Citi Held For Asset Issuance, Series 2015-PM2-A	2.35%	^	03/15/2022	43,413,062
45,000,000	Citi Held For Asset Issuance, Series 2015-PM2-B	4.00%	^	03/15/2022	44,343,000
30,000,000	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	29,418,000
28,720,193	Commonbond Student Loan Trust, Series 2015-A-A1	3.20%	^	06/25/2032	28,737,873
31,268,491	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	31,268,685
54,091,250	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	53,653,603
37,218,750	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	37,181,152
114,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	113,612,400
75,000,000	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	73,785,000
33,049,358	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%		10/15/2021	32,722,169
38,451,026	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	38,108,812
34,211,303	MarketPlace Loan Trust, Series 2015-LD1-A	4.00%	^	12/15/2021	34,125,775
28,250,000	Nelnet Student Loan Trust, Series 2007-2A-B1	1.57%	# ^	09/25/2035	25,885,447
9,000,000	Progreso Receivables Funding II LLC, Series 2014-A-A	3.50%	^	07/08/2019	8,983,800
49,481,193	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	48,917,107

Total Asset Backed Obligations (Cost $904,489,997)					897,460,474

Collateralized Loan Obligations - 4.5%
20,000,000	Adams Mill Ltd., Series 2014-1A-A1	1.80%	# ^	07/15/2026	19,652,124
10,000,000	Adams Mill Ltd., Series 2014-1A-C1	3.32%	# ^	07/15/2026	9,684,970
11,534,639	AIMCO, Series 2006-AA-A1	0.62%	# ^	08/20/2020	11,480,899
27,725,000	ALM Loan Funding, Series 2012-7A-A1	1.74%	# ^	10/19/2024	27,696,413
12,600,000	Anchorage Capital Ltd., Series 2014-4A-A1A	1.77%	# ^	07/28/2026	12,464,435
20,000,000	Anchorage Capital Ltd., Series 2014-5A-A	1.92%	# ^	10/15/2026	19,868,328
1,500,000	Apidos Ltd., Series 2006-4A-C	1.07%	# ^	10/27/2018	1,491,588
1,500,000	Apidos Ltd., Series 2006-4A-D	1.82%	# ^	10/27/2018	1,492,653
9,806,368	Apidos Ltd., Series 2007-5A-A18	0.55%	# ^	04/15/2021	9,747,746
43,900,000	Apidos Ltd., Series 2013-16A-A1	1.77%	# ^	01/19/2025	43,607,134
5,500,000	Apidos Ltd., Series 2014-18A-B	3.12%	# ^	07/22/2026	5,371,169
25,000,000	Apidos Ltd., Series 2014-19A-A1	1.82%	# ^	10/17/2026	24,795,847
23,000,000	Apidos Ltd., Series 2015-20A-A1	1.87%	# ^	01/16/2027	22,880,474
4,625,830	ARES Ltd., Series 2007-12A-A	1.02%	# ^	11/25/2020	4,563,857
25,000,000	ARES Ltd., Series 2013-1A-B	2.07%	# ^	04/15/2025	24,429,067
6,500,000	ARES Ltd., Series 2013-1A-D	4.07%	# ^	04/15/2025	6,074,974
3,966,525	ARES Ltd., Series 2014-30A-A2	1.17%	# ^	04/20/2023	3,934,335
24,403,986	Atrium Corporation, Series 5A-A2A	0.59%	# ^	07/20/2020	24,264,971
3,950,000	Avery Point Ltd., Series 2013-2A-D	3.77%	# ^	07/17/2025	3,607,418
5,000,000	Avery Point Ltd., Series 2014-1A-A	1.84%	# ^	04/25/2026	4,970,012
4,500,000	Babson Ltd., Series 2014-3A-D2	4.72%	# ^	01/15/2026	4,307,258
4,750,000	Babson Ltd., Series 2014-IIA-C	3.22%	# ^	10/17/2026	4,407,555
3,750,000	Babson Ltd., Series 2014-IIA-D	3.92%	# ^	10/17/2026	3,231,666
5,000,000	Baker Street Funding Ltd., Series 2005-1A-B	0.96%	# ^	12/15/2018	4,908,761
5,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.47%	# ^	07/15/2026	4,953,216
6,500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.52%	# ^	07/15/2026	6,362,705
2,761,874	BlackRock Senior Income, Series 2006-4A-A	0.56%	# ^	04/20/2019	2,755,568
54,000,000	BlueMountain Ltd., Series 2012-2A-A1	1.78%	# ^	11/20/2024	53,950,585
19,000,000	BlueMountain Ltd., Series 2012-2A-B1	2.42%	# ^	11/20/2024	19,015,449
16,150,000	BlueMountain Ltd., Series 2012-2A-C	3.11%	# ^	11/20/2024	15,831,107
33,150,000	BlueMountain Ltd., Series 2013-1A-A1	1.56%	# ^	05/15/2025	32,669,395
4,000,000	BlueMountain Ltd., Series 2013-4A-A	1.82%	# ^	04/15/2025	3,988,295
5,000,000	BlueMountain Ltd., Series 2014-3A-A1	1.80%	# ^	10/15/2026	4,974,000

6,250,000	BlueMountain Ltd., Series 2014-4A-B1	2.81%	# ^	11/30/2026	6,255,911
50,000,000	BlueMountain Ltd., Series 2015-3A-A1	1.81%	# ^	10/20/2027	49,475,695
34,500,000	BlueMountain Ltd., Series 2015-4A-B	2.71%	# ^	01/20/2027	33,996,300
9,250,000	BlueMountain Ltd., Series 2015-4A-C	3.66%	# ^	01/20/2027	9,052,050
8,750,000	BlueMountain Ltd., Series 2015-4A-D1	5.01%	# ^	01/20/2027	8,386,875
585,028	Bridgeport Ltd., Series 2006-1A-A1	0.57%	# ^	07/21/2020	579,206
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	3.02%	# ^	04/17/2025	16,231,347
15,677,609	Callidus Debt Partners Fund Ltd., Series 2007-6A-A1T	0.58%	# ^	10/23/2021	15,409,697
9,500,000	Canyon Capital Ltd., Series 2012-1A-B1	2.27%	# ^	01/15/2024	9,387,158
1,000,000	Canyon Capital Ltd., Series 2014-1A-B	2.97%	# ^	04/30/2025	959,503
17,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.47%	# ^	07/27/2026	16,841,512
2,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.52%	# ^	07/27/2026	2,420,161
20,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A1A	3.38%	# ^	01/20/2028	19,953,400
8,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A2A	2.74%	# ^	01/20/2028	7,971,520
4,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-B2	3.74%	# ^	01/20/2028	3,985,520
1,750,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	0.76%	# ^	05/21/2021	1,701,864
7,635,213	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.53%	# ^	04/19/2022	7,469,597
8,500,000	Catamaran Ltd., Series 2015-1A1-B	2.52%	# ^	04/22/2027	8,505,966
47,000,000	Catamaran Ltd., Series 2015-1A-A	1.87%	# ^	04/22/2027	46,582,743
11,788,868	Cent Ltd., Series 2006-11A-A1	0.58%	# ^	04/25/2019	11,657,614
1,670,641	Cent Ltd., Series 2007-14A-A1	0.56%	# ^	04/15/2021	1,643,463
14,025,079	Cent Ltd., Series 2007-14A-A2A	0.55%	# ^	04/15/2021	13,777,312
11,000,000	Cent Ltd., Series 2014-21A-A1A	1.81%	# ^	07/27/2026	10,880,834
6,250,000	Cent Ltd., Series 2014-22A-B	3.54%	# ^	11/07/2026	6,154,142
7,250,000	Cent Ltd., Series 2014-22A-C	4.09%	# ^	11/07/2026	6,621,443
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	1.80%	# ^	07/20/2026	4,934,744
8,029,902	Crown Point Ltd., Series 2012-1A-A1LB	1.87%	# ^	11/21/2022	8,007,243
5,000,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.92%	# ^	04/12/2020	4,877,743
10,000,000	Dryden Senior Loan Fund, Series 2012-25A-B1	2.57%	# ^	01/15/2025	10,011,743
25,000,000	Flagship Ltd., Series 2014-8A-A	1.88%	# ^	01/16/2026	24,756,080
18,100,000	Flatiron Ltd., Series 2013-1A-A1	1.72%	# ^	01/17/2026	17,870,854
6,750,000	Flatiron Ltd., Series 2014-1A-C	3.62%	# ^	07/17/2026	6,095,870
10,000,000	Fortress Credit Ltd., Series 2013-1A-A	1.50%	# ^	01/19/2025	9,817,568
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	2.22%	# ^	01/19/2025	9,798,261
30,500,000	Galaxy Ltd., Series 2013-15A-A	1.57%	# ^	04/15/2025	30,142,513
15,000,000	Galaxy Ltd., Series 2013-15A-B	2.17%	# ^	04/15/2025	14,749,531
13,100,000	Galaxy Ltd., Series 2013-15A-C	2.92%	# ^	04/15/2025	12,626,404
6,125,000	Galaxy Ltd., Series 2013-15A-D	3.72%	# ^	04/15/2025	5,530,928
37,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	1.44%	# ^	07/15/2025	36,126,508
30,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-9A-A	1.80%	# ^	10/29/2026	29,797,317
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.82%	# ^	04/28/2025	5,827,780
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.32%	# ^	04/28/2025	1,322,005
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.97%	# ^	10/22/2025	4,484,213
30,000,000	Harbourview Ltd., Series 7A-A1	1.96%	# ^	11/18/2026	29,804,325
25,000,000	Hildene Ltd., Series 2014-3A-A	1.92%	# ^	10/20/2026	24,791,422
5,000,000	Hildene Ltd., Series 2015-4A-A1A	1.82%	# ^	07/23/2027	4,929,613
20,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	2.04%	# ^¥	04/20/2024	18,728,000
15,000,000	ICE Global Credit Ltd., Series 2013-1A-B2	2.84%	# ^¥	04/20/2024	12,912,000
5,000,000	ING Ltd., Series 2006-2A-A2	0.67%	# ^	08/01/2020	4,968,463
11,921,569	ING Ltd., Series 2007-5A-A1A	0.56%	# ^	05/01/2022	11,829,143
10,255,511	ING Ltd., Series 2012-1RA-A1R	1.70%	# ^	03/14/2022	10,224,013
10,500,000	ING Ltd., Series 2013-3A-A1	1.93%	#	08/01/2020	10,168,975
3,415,000	ING Ltd., Series 2013-3A-A1	1.77%	# ^	01/20/2026	3,381,567
4,250,000	ING Ltd., Series 2013-3A-B	3.02%	# ^	01/18/2026	4,099,935
15,000,000	Jamestown Ltd., Series 2012-1A-A1	1.76%	# ^	11/05/2024	14,974,200
50,000,000	Jamestown Ltd., Series 2013-3A-A1A	1.77%	# ^	01/15/2026	49,333,365
15,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.82%	# ^	07/15/2026	14,853,439
28,750,000	Jamestown Ltd., Series 2015-6A-A1A	1.97%	# ^	02/20/2027	28,528,033
20,000,000	KVK Ltd., Series 2013-1A-A	1.72%	# ^	04/14/2025	19,995,684
9,500,000	Landmark Ltd., Series 2006-8A-C	1.07%	# ^	10/19/2020	9,225,509
3,650,000	LCM LP, Series 11A-D2	4.27%	# ^	04/19/2022	3,583,186
12,600,000	LCM LP, Series 13A-C	3.22%	# ^	01/19/2023	12,611,796
7,825,000	LCM LP, Series 14A-D	3.82%	# ^	07/15/2025	7,268,844
21,000,000	LCM LP, Series 16A-A	1.82%	# ^	07/15/2026	20,910,569
2,750,000	LCM LP, Series 16A-D	3.92%	# ^	07/15/2026	2,563,137
7,250,000	Limerock Ltd., Series 2014-2A-A	1.82%	# ^	04/18/2026	7,169,732
25,000,000	Limerock Ltd., Series 2014-3A-A1	1.82%	# ^	10/20/2026	24,835,198
4,433,105	Madison Park Funding Ltd., Series 2007-4A-A1A	0.81%	# ^	03/22/2021	4,379,234
7,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	0.89%	# ^	03/22/2021	6,668,279
3,000,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.42%	# ^	07/20/2026	2,984,474
5,500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.02%	# ^	01/27/2026	5,242,889
19,250,000	Magnetite Ltd., Series 2015-12A-A	1.82%	# ^	04/15/2027	19,089,191
10,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.22%	# ^	07/20/2022	9,667,064

17,000,000	Marathon Ltd., Series 2013-5A-A2A	2.73%	# ^	02/21/2025	17,012,641
910,474	Mountain Capital Ltd., Series 2007-6A-A	0.55%	# ^	04/25/2019	905,407
25,000,000	Mountain View Funding, Series 2007-3A-A2	0.66%	# ^	04/16/2021	24,681,865
5,186,402	Nautique Funding Ltd., Series 2006-1A-A1A	0.57%	# ^	04/15/2020	5,147,143
2,000,000	Nautique Funding Ltd., Series 2006-1A-C	2.02%	# ^	04/15/2020	1,960,945
9,000,000	Nomad Ltd., Series 2013-1A-B	3.27%	# ^	01/15/2025	8,710,888
3,500,000	Nomad Ltd., Series 2013-1A-C	3.82%	# ^	01/15/2025	3,269,696
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	1.74%	# ^	01/18/2024	29,778,138
16,660,000	Northwoods Capital Corporation, Series 2013-10-A1	1.73%	# ^	11/04/2025	16,326,150
5,077,564	NYLIM Flatiron Ltd., Series 2006-1A-A2A	0.56%	# ^	08/08/2020	5,057,393
10,000,000	NYLIM Flatiron Ltd., Series 2006-1A-A2B	0.66%	# ^	08/08/2020	9,837,714
29,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.79%	# ^	11/20/2023	28,928,701
18,000,000	Oak Hill Credit Partners, Series 2012-7A-B1	2.62%	# ^	11/20/2023	18,016,720
50,000,000	Ocean Trails, Series 2014-5A-A2	1.98%	# ^	10/13/2026	49,776,515
9,000,000	OCP Ltd., Series 2012-2A-A2	1.86%	# ^	11/22/2023	9,021,001
757,674	OCP Ltd., Series 2012-2A-X2	1.86%	# ^	11/22/2023	758,080
10,000,000	OCP Ltd., Series 2013-3A-B	3.07%	# ^	01/17/2025	9,613,165
20,000,000	Octagon Investment Partners Ltd., Series 2013-1A-A	1.61%	# ^	01/19/2025	19,749,644
3,500,000	Octagon Investment Partners Ltd., Series 2014-1A-A	1.84%	# ^	04/15/2026	3,484,037
15,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	1.80%	# ^	08/12/2026	14,849,978
13,500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.56%	# ^	11/14/2026	13,297,563
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.01%	# ^	11/14/2026	5,117,116
1,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.82%	# ^	11/22/2025	1,489,660
9,000,000	OZLM Funding Ltd., Series 2013-5A-A1	1.82%	# ^	01/17/2026	8,966,659
6,700,000	OZLM Ltd., Series 2014-6A-A1	1.87%	# ^	04/17/2026	6,676,610
25,000,000	OZLM Ltd., Series 2014-9A-A1	1.87%	# ^	01/20/2027	24,877,043
38,500,000	OZLM Ltd., Series 2015-11A-A1A	1.87%	# ^	01/30/2027	38,325,102
5,000,000	OZLM Ltd., Series 2015-11A-A2A	2.57%	# ^	01/30/2027	4,976,346
4,670,125	Prospect Park Ltd., Series 2006-1	0.57%	# ^	07/15/2020	4,630,160
30,000,000	Race Point Ltd., Series 2012-7A-A	1.76%	# ^	11/08/2024	29,711,490
24,000,000	Race Point Ltd., Series 2012-7A-B	2.59%	# ^	11/08/2024	23,862,811
5,500,000	Race Point Ltd., Series 2013-8A-B	2.27%	# ^	02/20/2025	5,404,650
30,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.88%	# ^	10/25/2026	29,772,929
3,200,000	Saturn Ltd., Series 2007-1A-D	4.36%	# ^	05/13/2022	3,117,725
6,500,000	Sierra Ltd., Series 2006-2A-A2L	0.75%	# ^	01/22/2021	6,488,512
1,496,324	Silverado Ltd., Series 2006-2A-A1	0.56%	# ^	10/16/2020	1,471,744
25,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.69%	# ^	10/30/2026	24,745,398
22,000,000	Steele Creek Ltd., Series 2014-1A-A1	1.98%	# ^	08/21/2026	21,784,796
29,500,000	Symphony Ltd., Series 2013-11A-B1	2.52%	# ^	01/17/2025	29,415,308
10,250,000	Symphony Ltd., Series 2013-11A-C	3.47%	# ^	01/17/2025	10,136,232
2,000,000	Thacher Park Ltd., Series 2014-1A-C	3.37%	# ^	10/20/2026	1,975,213
4,500,000	Thacher Park Ltd., Series 2014-1A-D1	3.85%	# ^	10/20/2026	4,190,029
11,478,583	Venture Ltd., Series 2006-1A-A1	0.57%	# ^	08/03/2020	11,321,117
6,109,881	Venture Ltd., Series 2007-8A-A2A	0.54%	# ^	07/22/2021	6,017,567
24,500,000	Venture Ltd., Series 2014-17A-A	1.80%	# ^	07/15/2026	24,295,329
3,500,000	Venture Ltd., Series 2014-17A-B2	2.42%	# ^	07/15/2026	3,442,434
28,000,000	Voya Ltd., Series 2014-4A-A1	1.82%	# ^	10/14/2026	27,839,207
56,500,000	Washington Mill Ltd., Series 2014-1A-A1	1.82%	# ^	04/20/2026	56,005,766
5,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.37%	# ^	04/20/2026	4,906,688
4,750,000	Washington Mill Ltd., Series 2014-1A-C	3.32%	# ^	04/20/2026	4,616,459
8,967,720	Westwood Ltd., Series 2006-1X-A1	0.84%	#	03/25/2021	8,849,669
15,044,505	Westwood Ltd., Series 2007-2A-A1	0.54%	# ^	04/25/2022	14,747,850
50,000,000	WhiteHorse Ltd., Series 2012-1A-A1L	1.73%	# ^	02/03/2025	49,627,560
59,000,000	Wind River Ltd., Series 2012-1A-A	1.72%	# ^	01/15/2024	58,781,027
18,000,000	Wind River Ltd., Series 2012-1A-B1	2.42%	# ^	01/15/2024	17,952,367
13,750,000	Wind River Ltd., Series 2012-1A-C1	3.37%	# ^	01/15/2024	13,593,759
19,000,000	Wind River Ltd., Series 2014-1A-A	1.84%	# ^	04/18/2026	18,886,450
30,000,000	Zais Ltd., Series 2014-2A-A1A	1.82%	# ^	07/25/2026	29,699,316

Total Collateralized Loan Obligations (Cost $2,343,350,486)					2,323,734,873

Non-Agency Commercial Mortgage Backed Obligations - 7.6%
10,150,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	10,330,381
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	# ^	06/15/2028	8,223,564
19,741,000	Banc of America Commercial Mortgage Trust, Series 2006-4-AM	5.68%		07/10/2046	20,159,136
5,038,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	5,168,592
27,685,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	28,372,695
11,700,000	Banc of America Commercial Mortgage Trust, Series 2007-2-AM	5.63%	#	04/10/2049	12,087,636
59,298,515	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	61,772,746
222,479,460	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.34%	# ^ I/O	02/10/2051	1,241,102
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.37%	#	09/15/2048	4,119,256
60,610,811	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.94%	# I/O	09/15/2048	3,906,670
27,365,000	BBCMS Trust, Series 2015-STP-D	4.28%	# ^	09/12/2028	26,797,387

10,502,544	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-A4	5.54%		09/11/2041	10,605,480
4,848,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	4,904,091
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	19,611,840
7,180,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15-AM	5.36%		02/11/2044	7,320,880
28,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.72%	#	06/11/2040	29,171,433
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.99%	# ^	06/11/2050	12,659,573
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,511,312
9,500,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-E	4.08%	# ^	08/15/2026	9,504,667
45,326,604	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.42%	#	01/15/2046	45,269,311
99,887,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	102,030,555
33,200,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.18%	# ^	12/15/2027	32,992,191
21,531,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	22,028,495
7,020,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	7,164,983
11,250,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	11,976,127
293,268,116	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.17%	# ^ I/O	09/10/2045	23,856,012
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,199,944
198,826,462	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09%	# I/O	10/10/2047	14,159,586
50,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-A5	3.14%		02/10/2048	49,016,955
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	5,985,187
8,216,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	# ^	02/10/2048	6,484,074
223,183,749	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45%	# I/O	02/10/2048	21,111,129
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57%		09/10/2058	13,629,288
180,899,049	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.99%	# I/O	09/10/2058	12,674,258
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%		11/13/2048	19,970,962
17,400,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	17,579,354
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	23,699,378
7,591,000	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.22%	# ^	09/05/2032	7,578,854
90,233,209	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.40%	# ^ I/O	12/10/2044	8,680,056
8,494,191	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	0.98%	# ^	12/10/2049	8,126,014
38,172,256	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.83%	# I/O	08/15/2045	3,290,174
180,371,185	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.11%	# I/O	10/15/2045	16,708,144
182,947,816	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.98%	# I/O	08/10/2046	7,981,958
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	9,850,420
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,302,495
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	29,758,682
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	72,262,480
20,650,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.65%	# ^	06/11/2027	20,265,472
14,529,240	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.80%	# ^	06/11/2027	14,386,836
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	15,513,811
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	# ^	03/10/2048	16,633,714
225,601,848	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.03%	# I/O	03/10/2048	13,987,337
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	7,254,356
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.50%	#	10/13/2048	9,399,161
91,840,306	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.07%	# I/O	10/13/2048	6,616,359
50,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-A5	3.35%		02/10/2048	49,771,835
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.35%	#	02/10/2048	8,456,097
13,275,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	# ^	02/10/2048	10,940,802
410,298,797	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.19%	# I/O	02/10/2048	29,353,720
35,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-A4	3.18%		02/10/2048	34,472,858
8,215,000	Core Industrial Trust Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.85%	# ^	02/10/2034	8,146,704
24,368,591	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.07%	# ^	11/12/2043	25,211,742
1,151,114	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	1,165,805
61,938	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	61,764
4,558,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.82%	#	06/15/2038	4,610,344
19,881,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	20,261,880
51,221,320	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	52,267,515
5,164,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.60%	#	01/15/2049	5,334,422
33,183,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.95%	#	09/15/2039	34,763,964
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	17,465,677
8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	9,081,762
5,150,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	5,287,748
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	# ^	12/16/2043	10,321,686
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	# ^ I/O	09/15/2037	6,679,808
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.30%	#	04/15/2050	4,354,037
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%		06/15/2057	13,348,303
22,320,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.36%	#	08/15/2048	20,678,846
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.59%	#	11/18/2048	9,177,040
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.71%	# ^	06/17/2049	15,042,068
175,651,327	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.37%	# ^ I/O	07/10/2044	6,205,463
8,000,000	Del Coronado Trust, Series 2013-HDC-D	2.28%	# ^	03/15/2026	8,007,034
9,550,000	Del Coronado Trust, Series 2013-HDC-E	2.98%	# ^	03/15/2026	9,565,146
5,500,000	Del Coronado Trust, Series 2013-HDMZ-M	5.33%	# ^	03/15/2018	5,517,821
4,000,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	4,074,638
15,265,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.83%	#	07/10/2038	14,776,612
12,765,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.83%	#	07/10/2038	12,910,040
35,860,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.05%	#	12/10/2049	36,419,459
8,350,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	8,684,128
55,894,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	57,229,674
21,460,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	21,997,504

13,188,700	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.64%	#	04/10/2038	13,176,747
105,918	GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.62%	#	04/10/2038	105,836
35,024,562	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.03%	# ^ I/O	04/10/2038	74
76,033,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	75,541,751
25,000,000	GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	25,510,790
26,060,370	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.88%	# ^ I/O	03/10/2044	619,765
110,171,271	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.06%	# ^ I/O	01/10/2045	9,682,711
662,876	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	662,513
27,998,432	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.62%	# I/O	02/10/2046	2,332,986
43,282,086	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.19%	# I/O	04/12/2047	2,848,212
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	62,113,660
35,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-A5	3.40%		02/10/2048	34,985,010
291,470,205	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.17%	# I/O	02/10/2048	20,036,449
255,844,355	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.91%	# I/O	07/10/2048	14,824,057
86,849,490	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.38%	# I/O	10/13/2048	8,359,602
69,803,135	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.85%	# I/O	11/10/2048	4,434,426
5,175,496	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.53%	# ^ I/O	01/12/2037	23,515
147,365	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	147,430
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-D	5.37%	#	07/15/2041	3,464,943
9,701,976	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	9,709,654
6,996,712	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.20%	# ^ I/O	10/15/2042	3,958
9,704,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	5.91%	#	04/15/2045	9,800,132
100,950,966	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.50%	# I/O	05/15/2045	242,807
39,394,685	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	40,088,232
2,918,714	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	2,979,644
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	24,654,586
158,152,027	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.26%	# I/O	06/12/2047	395,143
22,680,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	23,967,902
981,897,191	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.31%	# ^ I/O	02/12/2051	4,469,301
4,040,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	4,138,595
22,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.69%	#	02/12/2049	22,795,982
35,539,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.08%	#	02/12/2051	36,174,508
51,440,330	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.01%	#	02/15/2051	54,176,287
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	11,668,848
1,031,832	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2028	1,035,897
210,891,421	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.85%	# I/O	05/15/2045	15,803,022
450,027,947	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.09%	# I/O	10/15/2045	38,318,080
159,523,839	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.75%	# I/O	06/15/2045	10,082,609
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,572,789
6,725,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	2.03%	# ^	06/15/2029	6,655,802
7,250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.68%	# ^	06/15/2029	7,185,608
24,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.73%	# ^	08/15/2027	24,356,845
14,406,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-E	3.63%	# ^	08/15/2027	14,518,491
7,595,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.58%	# ^	01/15/2032	7,558,741
80,901,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.32%	# I/O	01/15/2049	5,600,501
107,471,530	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.13%	# I/O	02/15/2047	6,090,100
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,320,519
222,430,694	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.01%	# I/O	11/15/2047	13,554,126
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	32,293,132
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	6,288,864
257,584,848	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.18%	# I/O	01/15/2048	16,786,779
14,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.35%	#	02/15/2048	12,921,328
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.85%	# ^	02/15/2048	7,739,180
59,390,370	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.39%	# I/O	02/15/2048	4,746,312
44,766,825	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.21%	# I/O	10/15/2048	3,114,280
65,109,481	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.96%	# I/O	05/15/2048	3,144,768
6,762,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.31%	#	07/15/2048	6,673,068
174,684,946	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.72%	# I/O	07/15/2048	7,353,048
27,395,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	25,054,848
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/17/2048	17,208,528
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.90%	# ^	07/15/2044	7,931,728
132,798,568	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.65%	# ^ I/O	11/15/2038	671,815
60,485,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	61,152,258
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	39,503,582
49,774,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	50,998,321
28,975,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.24%	#	09/15/2045	29,901,024
127,933,433	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.62%	# I/O	11/15/2026	1,761,208
9,757,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.67%	#	05/12/2039	9,735,511
9,912,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	9,909,302
6,970,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-AM	5.20%		12/12/2049	7,156,160
42,850,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	43,656,840
213,468,463	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.98%	# I/O	10/15/2046	8,958,610
43,278,938	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.66%	# I/O	02/15/2046	3,124,410
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	11,827,502
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	45,717,165
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,067,585
56,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-A4	3.25%		02/15/2048	55,441,364
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	19,476,757
6,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	5,917,916

249,877,607	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.42%	# I/O	02/15/2048	21,636,452
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%	#	07/15/2050	9,717,646
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	7,952,705
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.54%	#	12/15/2047	17,924,387
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	# ^	12/15/2047	1,054,159
298,801,567	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	635,700
10,650,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.51%	#	03/12/2044	10,636,394
45,421,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	45,762,875
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,491,366
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	# ^	07/13/2029	2,527,008
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	# ^	07/13/2029	2,181,487
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	# ^	08/11/2029	12,465,713
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.69%	# ^	08/11/2029	10,952,030
28,325,000	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.14%	# I/O	12/17/2048	1,969,500
12,529,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.79%	# ^	08/12/2045	12,959,741
28,800,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.79%	# ^	08/15/2045	29,908,961
48,500,000	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	46,390,250
8,179,168	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.51%	#	08/15/2039	8,208,380
103,653,779	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.09%	# ^ I/O	08/10/2049	9,540,294
76,901,401	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	77,889,446
19,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	19,932,561
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AMFL	0.55%	# ^	12/15/2043	9,586,416
75,061,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	75,268,439
19,285,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	19,939,074
5,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	5,186,712
8,565,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	8,931,287
52,726,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.95%	#	02/15/2051	53,816,276
12,989,316	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.95%	#	02/15/2051	13,656,491
177,374,960	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	# ^	09/19/2022	174,950,368
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	38,300,992
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,246,649
30,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-A4	3.17%		02/15/2048	29,459,292
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	10,662,065
461,142,963	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.41%	# I/O	02/15/2048	39,869,959
28,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-A5	3.45%		02/15/2048	28,102,200
267,355,461	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.00%	# I/O	02/15/2048	17,626,665
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/18/2048	9,180,665
145,464,005	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.13%	# I/O	11/15/2048	11,635,069
269,548,506	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.41%	# I/O	04/15/2050	23,385,813
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	11,470,871
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.76%	#	12/17/2048	1,738,699
5,405,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/17/2048	5,559,468
131,596,533	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.18%	# I/O	12/17/2048	9,235,300
78,150,663	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.60%	# ^ I/O	06/15/2044	1,393,841
112,571,475	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.37%	# ^ I/O	04/15/2045	9,808,195
132,379,900	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.16%	# ^ I/O	08/15/2045	11,093,118
51,961,428	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.17%	# ^ I/O	11/15/2045	4,832,314
99,804,977	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.28%	# I/O	03/15/2047	6,654,277
65,514,345	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.98%	# I/O	11/15/2047	3,989,057
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	56,067,583
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.33%	#	11/15/2047	7,743,566
204,425,077	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.95%	# I/O	11/15/2047	12,129,562

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,075,451,188)					3,920,816,216

Non-Agency Residential Collateralized Mortgage Obligations - 22.0%
34,460,601	Acacia Ltd., Series 2004-5A-A	0.72%	# ^	11/08/2039	33,357,862
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-MI	0.82%	#	12/25/2035	8,033,623
103,157,000	Accredited Mortgage Loan Trust, Series 2006-2-A4	0.68%	#	09/25/2036	88,129,191
2,105,154	ACE Securities Corporation, Series 2006-HE1-A2C	0.61%	#	02/25/2036	2,103,594
7,923,770	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	2.82%	#	01/25/2036	7,000,585
59,969,805	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	2.73%	#	02/25/2036	43,552,597
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.40%	#	06/25/2035	5,666,556
5,678,256	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.19%	#	10/25/2035	5,072,541
30,895,481	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.49%	#	03/25/2036	23,532,949
26,331,668	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.02%	#	05/25/2036	23,703,773
21,804,406	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.37%	#	05/25/2036	14,892,826
25,814,445	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.29%	#	03/25/2037	21,854,992
3,958,899	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.72%	# ^	11/25/2037	3,306,517
416,594	Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.97%	#	11/25/2033	399,639
2,082,920	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.45%	#	04/25/2034	1,864,273
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.37%	#	06/25/2034	468,203
20,208,473	Aegis Asset Backed Securities Trust, Series 2004-6-M2	1.42%	#	03/25/2035	18,680,393
36,008,540	Ajax Mortgage Loan Trust, Series 2015-C-A	3.88%	# ^	03/25/2057	35,269,033
5,430,214	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	5,469,272
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	# ^	03/25/2058	12,344,573
3,279,594	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.65%	#	06/25/2045	3,232,383
10,902,342	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.72%	#	11/25/2045	8,626,622
38,039,391	American Home Mortgage Investment Trust, Series 2005-4-5A	2.40%	#	11/25/2045	29,371,709
2,527,942	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,180,825

9,086,629	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	5,381,281
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2	1.44%	#	09/25/2034	14,564,616
13,029,601	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.62%	#	10/25/2032	9,867,967
238,207	Argent Securities, Inc., Series 2004-W6-M1	1.25%	#	05/25/2034	228,477
4,675,672	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.40%	#	11/25/2033	4,474,816
870,391	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	2.10%	#	06/25/2034	740,323
10,142,486	Banc of America Alternative Loan Trust, Series 2004-8-1CB1	6.00%		09/25/2034	9,967,508
24,685,604	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	23,309,362
4,130,472	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	3,910,174
12,815,205	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	11,903,994
4,201,590	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	3,975,206
7,210,250	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	6,947,986
3,841,322	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	3,716,010
2,505,502	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,363,139
12,964,830	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	12,460,530
7,229,051	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	7,154,399
10,109,515	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	8,992,386
2,250,625	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	1,926,618
4,362,589	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	3,613,044
16,512,758	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	10,745,157
6,473,676	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.08%	#I/F I/O	11/25/2036	1,129,370
2,307,180	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.87%	#	11/25/2036	1,450,839
11,164,915	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	9,532,903
1,821,623	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,487,985
12,246,497	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	12,465,278
357,036	Banc of America Funding Corporation, Series 2006-2-4A1	21.54%	#I/F	03/25/2036	483,265
1,306,734	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,308,878
9,947,481	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	9,467,841
1,841,947	Banc of America Funding Corporation, Series 2006-3-6A1	6.29%	#	03/25/2036	1,882,363
11,009,400	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	10,875,342
2,745,271	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	2,363,698
12,939,290	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	11,076,612
2,536,719	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	2,132,938
1,284,132	Banc of America Funding Corporation, Series 2006-B-7A1	5.66%	#	03/20/2036	1,155,358
14,663,491	Banc of America Funding Corporation, Series 2006-D-6A1	4.73%	#	05/20/2036	12,433,004
1,225,712	Banc of America Funding Corporation, Series 2006-G-2A1	0.62%	#	07/20/2036	1,151,863
551,753	Banc of America Funding Corporation, Series 2006-H-3A1	2.84%	#	09/20/2046	446,184
1,824,382	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,532,222
2,444,992	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	2,200,557
3,496,912	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,800,462
4,474,116	Banc of America Funding Corporation, Series 2009-R14-3A	15.59%	# ^I/F	06/26/2035	5,486,532
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,756,248
2,365,750	Banc of America Funding Corporation, Series 2010-R1-3A	13.94%	# ^I/F	07/26/2036	2,440,232
29,825,295	Banc of America Funding Corporation, Series 2012-R4-A	0.50%	# ^	03/04/2039	29,634,080
12,640,666	Banc of America Funding Corporation, Series 2012-R5-A	0.50%	# ^	10/04/2039	12,585,288
1,853,951	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	2.72%	#	12/25/2034	1,819,707
6,280,446	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	5,627,223
789,713	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	709,485
4,726,445	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	3,984,495
5,117,021	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	4,264,654
17,289,706	BCAP LLC Trust, Series 2008-RR3-A1B	6.65%	# ^	10/25/2036	12,815,668
5,763,412	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	# ^	07/26/2037	5,259,183
19,075,923	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	# ^	08/26/2037	18,625,413
8,469,229	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	^	02/26/2036	6,818,716
6,431,881	BCAP LLC Trust, Series 2010-RR10-5A1	7.11%	# ^	04/27/2037	6,955,793
10,737,428	BCAP LLC Trust, Series 2010-RR12-3A15	6.40%	# ^	08/26/2037	11,181,020
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,366,956
2,676,720	BCAP LLC Trust, Series 2011-RR12-2A5	2.30%	# ^	12/26/2036	2,668,442
3,894,841	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	# ^	10/26/2035	3,902,930
11,060,493	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.56%	#	02/25/2036	10,393,253
11,392,949	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.31%	#	10/25/2046	10,088,141
12,425,603	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.76%	#	02/25/2047	10,817,844
4,677,653	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.54%	#	11/25/2034	4,568,604
31,765,039	Bear Stearns Alt-A Trust, Series 2006-3-21A1	2.57%	#	05/25/2036	24,424,218
17,704,755	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.19%	#	11/25/2036	12,870,174
10,283,924	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	10,646,247
26,383,603	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#	04/25/2035	26,915,687
8,948,274	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%	#	04/25/2035	9,296,770
13,462,443	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%	#	10/25/2035	13,558,690
17,935,865	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	13,576,185
2,224,358	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,745,152
1,551,820	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,213,032
5,374,624	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	3.42%	#	10/25/2036	4,292,228
1,106,684,585	Belle Haven Ltd., Series 2006-1A-A1	0.57%	# ^	07/05/2046	56,108,908
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,795,512
1,852,232	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.32%	#	03/25/2033	1,772,725
12,949,684	Chase Mortgage Finance Trust, Series 2005-A1-2A4	2.68%	#	12/25/2035	12,087,111
19,050,327	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	16,935,390
9,679,054	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	8,229,353

25,398,589	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	21,653,031
11,770,685	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.64%	#	07/25/2037	10,446,039
4,927,155	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	4,072,301
2,514,241	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	2,185,214
5,040,148	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	4,313,407
9,265,910	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	9,324,298
137,572	ChaseFlex Trust, Series 2006-1-A2A	4.77%	#	06/25/2036	137,793
2,961,247	ChaseFlex Trust, Series 2006-1-A5	4.77%	#	06/25/2036	2,928,004
7,575,170	ChaseFlex Trust, Series 2006-2-A2B	0.62%	#	09/25/2036	5,597,441
6,564,194	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	4,877,337
15,027,672	ChaseFlex Trust, Series 2007-M1-2F4	4.51%	#	08/25/2037	12,688,750
15,630,114	ChaseFlex Trust, Series 2007-M1-2F5	4.51%	#	08/25/2037	13,196,126
12,291,047	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	12,468,302
2,619,283	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	2,408,682
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.91%	#	09/25/2036	6,605,988
48,239,637	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.82%	#	03/25/2037	51,070,889
3,225,429	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	2,818,599
1,861,530	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,664,789
5,880,764	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	5,509,160
5,404,007	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	4,531,005
2,757,562	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.34%	#	03/25/2036	1,986,512
16,421,586	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	10,822,746
7,580,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1	0.71%	#	10/25/2036	6,730,607
8,911,211	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.65%	#	04/25/2037	9,219,145
1,242,852	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	976,912
941,453	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	889,266
36,911,513	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	31,167,760
1,873,919	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,552,041
6,879,724	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	4,604,110
15,165,388	Citigroup Mortgage Loan Trust, Inc., Series 2007-OXP1-A5A	5.76%	#	01/25/2037	10,151,744
48,925,217	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.58%	#	06/25/2037	46,704,086
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.74%	# ^	11/25/2038	19,033,920
719,727	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	724,143
981,010	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	998,717
181,987,674	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.86%	# ^	11/25/2036	165,357,549
5,118,610	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	5,164,074
143,941,994	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.69%	# ^	12/25/2036	131,431,102
15,537,303	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	85,691
129,525,105	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.40%	# ^	06/25/2037	119,461,497
651,723	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	651,579
3,370,962	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.72%	# ^	09/25/2047	3,361,621
7,267,327	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	6,420,233
6,655,085	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	6,020,830
4,765,274	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	4,308,537
2,079,969	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	2,124,597
4,900,946	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	4,107,036
7,989,062	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	6,948,908
3,895,196	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	3,388,052
9,966,360	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	4.98%	#I/F I/O	01/25/2037	1,513,628
8,460,577	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	7,534,316
19,470,498	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	4.98%	#I/F I/O	03/25/2037	2,973,751
7,630,071	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	6,692,111
14,124,385	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	0.75%	#	04/25/2037	9,935,956
14,124,385	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	6.25%	#I/F I/O	04/25/2037	2,958,218
2,001,672	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,748,200
26,390,589	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	23,048,748
929,414	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	853,020
29,573,132	COLT Funding LLC, Series 2015-1-A1F	4.00%	# ^	12/25/2045	29,596,589
40,232,899	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	37,227,140
10,156,712	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	10,125,055
7,709,051	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.92%	#	07/25/2035	6,084,499
15,739,313	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.58%	#I/F I/O	07/25/2035	2,141,036
1,468,784	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	1,454,057
5,604,445	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.29%	#I/F	07/25/2035	6,051,714
7,799,950	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	1.17%	#	08/25/2035	6,488,384
2,637,091	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,096,175
3,896,963	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	3,666,561
12,087,127	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	11,087,172
5,068,255	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	4,843,339
965,598	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	32.84%	#I/F	12/25/2035	1,450,882
1,461,812	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,418,727
21,216,374	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	20,591,042
3,557,074	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	1.22%	#	01/25/2036	2,983,022
8,948,861	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.28%	#I/F I/O	01/25/2036	970,563
77,983,935	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	69,756,926
2,014,796	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	1,834,963
48,349,505	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	41,855,770
4,494,859	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.09%	#I/F	02/25/2036	5,511,967
2,738,168	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	2,499,707

4,920,758	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	4,613,920
1,119,849	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.12%	#	10/25/2035	891,891
524,587	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	491,876
1,312,143	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	1,188,756
1,425,870	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,395,580
2,230,089	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.90%	#	11/25/2035	1,758,184
4,460,179	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.60%	#I/F I/O	11/25/2035	501,472
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,634,294
2,681,496	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	2,718,739
1,628,104	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.92%	#	04/25/2035	1,425,805
5,009,550	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.58%	# I/F I/O	04/25/2035	576,341
12,839,997	Countrywide Alternative Loan Trust, Series 2005-J3-2A8	0.72%	#	05/25/2035	10,041,358
12,839,997	Countrywide Alternative Loan Trust, Series 2005-J3-2A9	4.78%	#I/F I/O	05/25/2035	2,000,748
6,119,064	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	5,149,848
2,915,485	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,383,677
2,153,126	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	1.02%	#	07/25/2036	1,396,791
2,153,126	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.08%	#I/F I/O	07/25/2036	428,969
10,485,486	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.82%	#	08/25/2036	7,190,725
14,218,948	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.18%	#I/F I/O	08/25/2036	3,142,322
2,189,208	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,015,269
3,417,352	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	3,074,964
10,002,169	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.73%	#I/F I/O	06/25/2036	2,621,480
8,020,437	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	7,358,773
8,608,338	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	1.02%	#	06/25/2036	6,053,558
3,223,376	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	2,778,033
4,137,477	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	3,629,519
7,210,542	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	6,622,947
1,069,632	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	43.41%	#I/F	10/25/2036	2,150,420
655,172	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	31.54%	#I/F	10/25/2036	1,078,059
7,328,255	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	6,931,306
5,229,819	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	1.09%	#	11/25/2036	3,729,841
8,723,338	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	4.91%	#I/F I/O	11/25/2036	1,905,407
8,166,816	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	6,407,040
2,953,117	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	2,800,865
19,527,282	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.13%	#I/F I/O	01/25/2037	6,289,117
6,649,961	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.87%	#	01/25/2037	2,093,555
4,104,975	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	3,760,972
6,985,272	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.03%	#I/F I/O	01/25/2037	1,114,126
7,244,438	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	6,291,250
7,628,549	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	6,624,822
6,261,962	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	1.02%	#	02/25/2037	3,474,109
6,261,962	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	4.98%	#I/F I/O	02/25/2037	962,919
2,410,470	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	2,272,774
14,574,022	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	13,208,690
7,182,995	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	6,510,074
2,572,966	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	2,234,617
1,518,765	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	37.37%	#I/F	05/25/2037	3,168,993
24,305,328	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	23,625,097
15,987,134	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.87%	#	08/25/2037	9,807,657
4,629,474	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	51.07%	#I/F	08/25/2037	10,866,455
9,611,218	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	9,477,310
14,343,765	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	27.96%	#I/F	08/25/2037	22,141,537
2,378,096	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	2,134,458
1,311,952	Countrywide Alternative Loan Trust, Series 2007-19-1A10	36.47%	#I/F	08/25/2037	2,590,116
19,282,882	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	16,099,847
42,570,841	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	29,752,884
7,225,400	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	26.71%	#I/F	09/25/2037	12,077,883
30,419,527	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	23,949,300
17,619,331	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.92%	#	09/25/2037	11,226,754
25,005,484	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.08%	#I/F I/O	09/25/2037	6,788,521
16,973,957	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	7,244,930
9,259,867	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.23%	#I/F I/O	04/25/2037	1,872,336
9,259,868	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.97%	#	04/25/2037	5,864,986
7,593,841	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	6,756,097
647,970	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	37.67%	#I/F	05/25/2037	1,174,047
691,699	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	37.55%	#I/F	05/25/2037	1,248,844
930,936	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.92%	#	05/25/2037	561,110
930,936	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.08%	#I/F I/O	05/25/2037	174,824
25,499,601	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	20,006,250
2,697,686	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	2,196,881
1,088,965	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	955,326
36,033,257	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	2.53%	#	03/25/2047	34,443,859
9,714,665	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	3.94%	#	03/25/2047	9,276,242
3,994,855	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	1.25%	#	11/25/2033	3,906,320
2,310,119	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.87%	#	04/25/2036	2,070,296
23,200,000	Countrywide Asset-Backed Certificates, Series 2005-4-AF5B	4.98%	#	10/25/2035	23,143,677
1,103,689	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.61%	#	06/25/2036	1,085,724
1,320,533	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	1,335,750
4,248,852	Countrywide Home Loans, Series 2003-60-4A1	2.63%	#	02/25/2034	4,233,185

4,808,074	Countrywide Home Loans, Series 2004-R2-1AF1	0.84%	# ^	11/25/2034	4,240,989
4,682,065	Countrywide Home Loans, Series 2004-R2-1AS	5.97%	# ^ I/O	11/25/2034	549,344
9,797,669	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	9,541,121
7,290,034	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	6,951,047
21,181,215	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	19,524,262
5,835,536	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	5,656,946
1,591,337	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	1,443,922
2,921,192	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	2,711,542
34,481,566	Countrywide Home Loans, Series 2005-HYB1-4A1	2.46%	#	03/25/2035	32,309,041
3,898,813	Countrywide Home Loans, Series 2005-HYB8-1A1	2.56%	#	12/20/2035	3,246,919
5,949,786	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	5,734,902
6,170,143	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	6,086,379
1,496,383	Countrywide Home Loans, Series 2005-R1-1AF1	0.78%	# ^	03/25/2035	1,344,203
1,454,232	Countrywide Home Loans, Series 2005-R1-1AS	5.99%	# ^ I/O	03/25/2035	218,973
9,641,278	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	8,714,199
10,919,283	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	10,030,791
4,379,841	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	3,915,685
2,971,878	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	3,007,839
11,767,266	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	10,746,304
36,564,644	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	33,156,493
25,733,329	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	24,315,353
10,397,523	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	9,889,523
12,178,747	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	11,583,720
11,870,045	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	11,558,217
1,308,927	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	1,274,541
5,832,491	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	5,671,861
11,890,415	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	11,533,966
1,422,465	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,308,491
11,962,432	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	11,168,531
4,607,155	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	4,301,396
8,660,972	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	7,828,991
4,321,213	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	4,137,289
16,446,927	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	15,942,396
4,930,227	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	4,734,563
12,104,636	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	10,890,656
6,352,469	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	5,510,937
14,749,095	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	13,269,901
2,675,112	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	2,544,494
18,103,000	Countrywide Home Loans, Series 2007-HY1-1A1	2.63%	#	04/25/2037	17,118,361
32,456,280	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	25,279,223
1,000,479	Countrywide Home Loans, Series 2007-J3-A1	0.92%	#	07/25/2037	715,178
5,002,397	Countrywide Home Loans, Series 2007-J3-A2	5.08%	# I/F I/O	07/25/2037	466,655
5,743,034	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	2,763,687
3,767,032	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	2,178,676
12,687,960	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	7,062,546
181,031	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.62%	#	09/25/2034	180,738
3,797,023	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,477,161
1,127,074	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,032,115
20,534,781	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	19,845,586
12,025,290	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	5,405,105
9,555,949	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	9,311,951
6,020,181	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	4,508,036
3,646,814	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	3,317,485
24,531,605	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	18,332,765
3,677,318	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	2,397,650
4,538,885	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	1.12%	#	03/25/2036	2,588,434
25,370,283	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	4.88%	#I/F I/O	03/25/2036	5,438,130
5,284,594	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	4,213,090
14,302,226	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	11,166,658
8,145,276	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	7,645,728
4,924,028	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	4,622,038
5,458,353	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	4,450,224
25,919,107	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	12,085,997
17,458,867	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	14,961,030
16,455,439	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	12,633,892
12,316,686	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	4,290,091
506,824	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	438,054
6,096,786	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	5,604,754
9,498,508	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	9,066,079
30,265,749	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	29,156,915
8,647,190	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	7,968,180
11,228,960	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	10,831,012
1,824,521	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.57%	# I/F	11/25/2036	3,360,313
12,664,015	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	7,184,742
15,487,217	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	12,319,231
8,585,328	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	7,558,534
163,155	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	161,797
7,724,808	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	7,445,609
57,686,949	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	57,689,660

25,998,633	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	25,594,529
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.10%	# ^	07/20/2035	4,604,365
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.23%	# ^	06/26/2037	87,967,440
36,301,437	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	# ^	03/26/2037	35,230,806
71,474,155	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	# ^	06/26/2037	70,230,676
35,288,811	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	# ^	06/26/2037	34,313,668
7,251,230	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	7,602,883
26,505,234	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	# ^	04/26/2037	25,123,131
50,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	48,530,890
73,971,832	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	# ^	07/25/2028	73,431,467
62,860,241	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	# ^	05/27/2043	61,661,873
43,875,143	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4	3.49%	# ^	07/25/2043	43,900,481
31,037,601	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	# ^	07/25/2043	30,455,786
76,138,031	Credit Suisse Mortgage Capital Certificates, Series 2014-CIM1-A3	2.26%	# ^	01/25/2058	76,215,555
11,756,820	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	# ^	09/25/2044	11,446,214
137,284,579	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	# ^	01/25/2045	131,299,795
154,554,565	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	# ^	07/26/2055	152,976,424
95,788,332	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL1-A1	3.63%	# ^	02/25/2057	94,061,814
95,266,619	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL2-A1A	3.75%	# ^	11/25/2057	93,527,403
28,929,338	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	28,421,113
514,865	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.91%	#	07/25/2035	514,146
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	9,415,210
12,036,603	CSMLT Trust, Series 2015-1-A9	3.50%	# ^	05/25/2045	12,053,527
65,155,232	CSMLT Trust, Series 2015-2-A7	3.50%	# ^	08/25/2045	65,246,840
27,266,971	CSMLT Trust, Series 2015-3-1A2	3.50%	# ^	11/25/2045	27,488,229
25,389,985	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	22,449,563
1,753,819	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	32.84%	#I/F	11/25/2035	2,517,178
1,708,050	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.62%	#	11/25/2035	1,148,028
5,155,080	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	4.88%	#I/F I/O	11/25/2035	915,098
17,890,234	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	15,153,712
1,648,120	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.60%	#	04/25/2036	1,643,311
55,416,645	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.43%	#	08/25/2037	47,861,217
42,564,315	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1	0.72%	#	09/25/2047	33,182,681
21,301,517	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.44%	#	08/25/2047	17,610,920
1,432,259	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.89%	#	06/25/2036	1,211,905
2,772,785	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,315,931
38,719,645	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	32,013,790
2,758,309	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,304,078
4,058,821	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	3,390,426
8,079,067	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	6,743,271
21,729,486	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.66%	# ^I/F	04/15/2036	24,639,012
7,944,558	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.65%	# ^I/F	04/15/2036	9,093,277
12,972,282	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	13.97%	# ^I/F	04/15/2036	15,807,880
694,647	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.36%	# ^I/F	04/15/2036	992,362
6,034,568	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.11%	# ^I/F	04/15/2036	7,427,072
99,913,728	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.66%	# ^I/F	04/15/2036	117,038,582
14,003,502	Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.35%	# ^	04/26/2037	13,659,353
7,350,565	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.66%	#	01/25/2036	7,263,281
14,677,688	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.62%	#	02/25/2036	14,209,726
13,962,606	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.41%	#	05/25/2035	11,695,066
8,477,361	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	7,831,206
12,063,332	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	10,401,923
1,480,009	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	1,508,147
6,804,264	First Horizon Alternative Mortgage Securities, Series 2006-AA3-A1	2.45%	#	06/25/2036	5,612,559
5,359,776	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	4,363,049
396,335	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	1.17%	#	04/25/2036	387,886
3,543,514	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	2,962,064
1,055,270	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	846,851
4,843,888	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	3,756,581
10,529,154	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	9,731,071
29,267,703	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	23,328,162
1,505,973	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,200,354
1,618,268	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,278,662
4,995,715	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,947,327
2,347,269	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	1,854,677
3,855,668	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	3,689,477
8,465,179	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	7,798,141
5,755,808	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	5,004,208
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D	0.74%	#	12/25/2035	35,892,698
7,989,500	GMACM Mortgage Loan Trust, Series 2003-AR1-A5	3.32%	#	10/19/2033	8,104,306
10,863,780	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.12%	#	09/19/2035	10,461,896
14,053,161	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	13,794,171
1,920,777	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	1,549,598
8,158,608	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	# ^	04/25/2037	7,696,298
301,881	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	264,236
44,531,139	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	44,917,558
12,465,079	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	6,755,128
8,921,471	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	4,832,450
17,072,415	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	9,538,963

2,815,941	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,678,625
6,015,476	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,265,398
8,150,285	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	7,077,716
4,458,722	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	3,375,966
17,314,902	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.77%	# ^	03/25/2035	14,983,102
17,314,902	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.72%	# ^ I/O	03/25/2035	1,883,943
9,801,905	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.77%	# ^	09/25/2035	8,137,004
9,801,905	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.59%	# ^ I/O	09/25/2035	1,239,530
37,806,250	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.46%	# ^ I/O	01/25/2036	5,433,000
37,806,250	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.77%	# ^	01/25/2036	33,209,316
3,544,265	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	3,640,730
6,937,531	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	7,088,318
1,148,922	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	1,180,493
11,108,006	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.48%	#I/F I/O	07/25/2035	1,677,460
1,075,917	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.92%	#	07/25/2035	854,620
699,952	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.92%	#	09/25/2035	651,686
15,505,743	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	13,152,635
5,263,920	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	4,163,310
2,337,420	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	2,246,768
1,495,377	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	1,399,370
5,238,784	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	4,310,440
19,363,954	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	16,592,780
17,517,303	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	16,204,710
9,499,258	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	7,111,996
12,879,970	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	12,253,739
29,852,708	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	25,929,594
231,968	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	219,176
21,924,247	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.61%	#	08/25/2046	21,454,662
2,614,929	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	2,502,850
3,665,886	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	3,396,315
48,331,296	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	44,167,323
2,947,824	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	2.80%	#	12/19/2035	2,615,186
10,432,712	HarborView Mortgage Loan Trust, Series 2006-10-2A1A	0.38%	#	11/19/2036	8,464,953
26,568,203	HarborView Mortgage Loan Trust, Series 2006-11-A1A	0.57%	#	12/19/2036	19,906,564
1,802,195	Home Equity Asset Trust, Series 2003-3-M1	1.71%	#	08/25/2033	1,727,840
688,505	Home Equity Asset Trust, Series 2004-7-M2	1.41%	#	01/25/2035	619,670
15,000,000	Home Equity Loan Trust, Series 2007-FRE1-2AV2	0.58%	#	04/25/2037	11,995,136
2,329,439	HomeBanc Mortgage Trust, Series 2005-1-M2	0.91%	#	03/25/2035	1,845,626
34,469,009	HomeBanc Mortgage Trust, Series 2005-3-A1	0.66%	#	07/25/2035	32,261,207
3,640,721	HomeBanc Mortgage Trust, Series 2006-1-3A1	2.30%	#	04/25/2037	3,256,102
284,111	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	284,898
45,941,416	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	37,036,182
7,682,872	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.70%	#	01/25/2037	6,245,109
1,309,135	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	1,338,836
8,432,028	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	2.79%	#	09/25/2036	7,230,926
36,877,997	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	2.88%	#	12/25/2036	32,692,894
11,676,671	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	2.70%	#	05/25/2036	9,952,447
7,106,988	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	6,122,307
5,202,870	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	4,482,007
31,638,810	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	26,585,228
8,873,327	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	5.07%	#	07/25/2037	7,866,270
659,347	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	596,125
29,936,431	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	19,265,973
3,819,267	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	3,930,747
10,753,863	Jefferies & Company, Inc., Series 2010-R4-1A4	6.30%	# ^	10/26/2036	10,056,586
16,854,354	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	15,641,636
5,403,146	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	5,014,375
5,472,527	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	4,618,065
16,974,920	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	12,685,755
9,620,496	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	9,282,954
27,806,892	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	22,558,781
14,105,287	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	10,899,414
4,918,938	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	2,974,074
23,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.06%	#	11/25/2036	21,729,305
2,192,733	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.53%	#	05/25/2037	2,170,437
2,099,235	JP Morgan Mortgage Trust, Series 2005-A6-5A1	2.59%	#	08/25/2035	1,941,652
3,489,088	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	3,593,663
2,550,113	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	2,207,242
7,444,203	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	6,400,502
11,311,370	JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.80%	#	08/25/2036	5,388,827
11,311,370	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.70%	#I/F I/O	08/25/2036	4,386,528
3,468,438	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	2,982,221
11,557,970	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.80%	#	01/25/2037	7,170,441
11,557,970	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.20%	#I/F I/O	01/25/2037	2,593,614
3,663,558	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.67%	#	04/25/2037	3,240,413
15,413,162	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	13,014,767
6,127,507	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	5,547,116
10,177,149	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	9,008,886
1,724,305	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	1,526,861

9,383,850	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	8,319,288
10,687,547	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	9,476,550
2,025,866	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	2,002,138
21,709,349	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	19,975,801
17,710,831	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	15,676,632
1,689,964	JP Morgan Resecuritization Trust, Series 2010-8-2A3	2.57%	# ^	11/26/2034	1,684,387
4,952,832	JP Morgan Resecuritization Trust, Series 2011-2-7A11	6.00%	# ^	04/26/2036	4,954,981
3,211,824	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.43%	# ^	10/26/2036	3,199,975
5,266,209	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	4,668,155
4,726,229	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	4,465,760
6,570,146	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	6,088,488
559,474	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	507,189
3,004,898	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	2,784,609
2,731,927	Lehman Mortgage Trust, Series 2006-1-1A1	1.17%	#	02/25/2036	1,654,295
8,195,782	Lehman Mortgage Trust, Series 2006-1-1A2	4.33%	#I/F I/O	02/25/2036	1,044,920
10,315,802	Lehman Mortgage Trust, Series 2006-1-3A1	1.17%	#	02/25/2036	8,721,078
10,315,802	Lehman Mortgage Trust, Series 2006-1-3A2	4.33%	#I/F I/O	02/25/2036	1,183,691
6,646,384	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	6,366,010
5,323,582	Lehman Mortgage Trust, Series 2006-4-1A3	4.98%	#I/F I/O	08/25/2036	884,682
3,383,554	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,888,203
9,599,588	Lehman Mortgage Trust, Series 2006-5-2A1	0.77%	#	09/25/2036	3,796,039
19,995,837	Lehman Mortgage Trust, Series 2006-5-2A2	6.73%	#I/F I/O	09/25/2036	6,986,954
16,074,100	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	13,066,587
8,086,167	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	7,841,880
4,724,045	Lehman Mortgage Trust, Series 2006-7-2A2	0.87%	#	11/25/2036	1,963,612
15,407,196	Lehman Mortgage Trust, Series 2006-7-2A5	6.13%	#I/F I/O	11/25/2036	4,714,696
4,328,340	Lehman Mortgage Trust, Series 2006-9-1A19	28.74%	#I/F	01/25/2037	6,381,160
4,786,455	Lehman Mortgage Trust, Series 2006-9-1A5	1.02%	#	01/25/2037	3,040,555
14,236,505	Lehman Mortgage Trust, Series 2006-9-1A6	4.73%	#I/F I/O	01/25/2037	2,188,622
5,845,309	Lehman Mortgage Trust, Series 2006-9-2A1	0.80%	#	01/25/2037	2,291,743
11,571,867	Lehman Mortgage Trust, Series 2006-9-2A2	6.20%	#I/F I/O	01/25/2037	3,425,817
12,184,713	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	9,654,944
3,814,896	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	3,027,624
4,002,830	Lehman Mortgage Trust, Series 2007-4-2A11	0.75%	#	05/25/2037	1,861,986
16,066,897	Lehman Mortgage Trust, Series 2007-4-2A8	6.25%	#I/F I/O	05/25/2037	5,073,316
1,573,471	Lehman Mortgage Trust, Series 2007-4-2A9	0.75%	#	05/25/2037	805,242
17,180,912	Lehman Mortgage Trust, Series 2007-5-11A1	5.38%	#	06/25/2037	12,767,701
6,206,329	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	5,810,476
2,604,743	Lehman Mortgage Trust, Series 2007-5-4A3	37.55%	#I/F	08/25/2036	4,527,914
1,250,944	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,008,956
848,083	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	776,564
7,840,444	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	6,204,784
1,855,135	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	1,677,180
14,476,915	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	13,221,943
1,941,478	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	1,834,462
21,944,261	Lehman XS Trust, Series 2007-1-2A1	5.38%	#	02/25/2037	19,697,778
7,918,089	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.66%	#	01/25/2046	7,490,639
5,782,986	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.51%	#	03/25/2035	4,561,008
4,811,461	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.61%	#	07/25/2035	4,194,971
25,680,608	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.01%	#	11/25/2036	23,298,324
3,787,661	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.53%	#	03/25/2047	3,741,107
2,280,715	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	2,218,104
782,385	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	784,964
6,277,774	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	5,651,779
3,312,081	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	2,886,039
6,784,488	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	6,472,513
7,429,984	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	5,618,139
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.55%	#	12/25/2032	4,990,774
20,600,239	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.59%	#	06/25/2036	16,662,934
919,107	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.61%	#	01/25/2036	916,782
313,984	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	314,039
8,908,141	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	8,576,646
5,769,098	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	5,594,950
102,227	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	102,623
6,010,761	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	5,219,205
1,835,914	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,838,638
1,845,922	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.82%	#	10/25/2032	1,648,107
11,264,235	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.39%	#	10/25/2036	10,986,072
3,340,210	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	3,122,468
72,819,629	Monterey Ltd., Series 2006-1A-A1A	0.56%	# ^	09/06/2042	7,281,963
287,476,701	Monterey Ltd., Series 2006-1A-A1B	0.56%	# ^	09/06/2042	28,747,670
761,154	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.35%	#	06/25/2033	733,728
2,572,273	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	1.12%	#	12/25/2035	2,093,047
6,444,705	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	6,290,987
8,498,668	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.51%	#	12/25/2035	8,543,633
875,039	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.70%	#	11/25/2035	850,777
6,439,351	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	3,021,926
15,350,265	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	12,566,948
8,805,326	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	5,238,928

2,752,865	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,485,979
10,673,154	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	10,214,811
43,297,949	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.24%	#	06/25/2036	36,485,978
3,896,366	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	3,459,735
3,944,396	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	3,502,383
5,292,226	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	4,386,684
20,189,503	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.69%	#	10/25/2037	17,124,114
4,366,397	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,453,392
3,182,849	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	1,945,634
1,548,223	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	1,511,696
9,485,517	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	6,561,359
5,548,132	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	3,837,289
900,112	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	904,615
6,628,277	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.32%	# ^	08/26/2036	5,015,793
50,513,424	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	# ^	11/26/2036	49,619,135
6,372,634	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	6,711,223
21,236,961	MSCC Heloc Trust, Series 2007-1-A	0.52%	#	12/25/2031	20,672,791
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3	0.91%	#	06/25/2035	27,825,704
28,153,868	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	# ^	05/25/2054	28,684,940
74,667,809	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#	08/25/2055	75,996,896
1,252,639	New York Mortgage Trust, Series 2005-2-A	0.75%	#	08/25/2035	1,168,092
633,258	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	646,999
18,840,214	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	9,841,939
3,828,668	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,999,263
22,657,578	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	12,841,848
3,829,608	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,187,822
1,932,351	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,074,812
20,299,760	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	10,987,623
3,679,874	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	1,895,389
18,341,340	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	9,447,945
79,680,970	Oaks Mortgage Trust Series, Series 2015-2-A3	3.50%	# ^	10/25/2045	79,593,823
933,835	Option One Mortgage Loan Trust, Series 2002-2-A	0.96%	#	06/25/2032	852,262
1,341,413	Option One Mortgage Loan Trust, Series 2004-3-M3	1.40%	#	11/25/2034	1,217,060
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2	0.91%	#	09/25/2035	10,504,312
43,414,994	PFCA Home Equity Investment Trust, Series 2003-IFC5-A	4.12%	# ^	01/22/2035	41,309,137
50,184,925	PFCA Home Equity Investment Trust, Series 2003-IFC6-A	4.15%	# ^	04/22/2035	46,196,869
11,231,521	PHH Alternative Mortgage Trust, Series 2007-1-1A1	0.58%	#	02/25/2037	9,510,338
31,966,230	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	28,888,170
1,404,183	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,257,088
16,899,629	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.61%	#	07/25/2037	16,497,901
349,266	Popular ABS Mortgage Pass-Through Trust, Series 2005-5-AF6	4.48%	#	11/25/2035	349,384
287,339,451	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	#	10/25/2049	295,471,158
4,037,305	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	3,822,998
6,428,510	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	6,219,862
45,553,012	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	39,858,876
23,173,613	RCO Mortgage LLC, Series 2015-2A-A	4.50%	# ^	09/25/2054	23,090,070
1,345,810	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	937,255
10,820,182	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,159,157
21,307,140	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	12,592,952
18,050,874	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	8,926,515
9,762,506	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,280,832
6,125,570	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	6,335,585
56,612,878	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.43%	#	10/25/2035	47,371,511
29,314,795	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	3.65%	#	12/25/2035	25,457,583
19,250,165	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.16%	#	03/25/2035	13,453,636
764,370	Residential Accredit Loans, Inc., Series 2005-QS12-A11	46.51%	#I/F	08/25/2035	1,295,873
3,416,242	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	3,031,926
6,377,715	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	1.12%	#	09/25/2035	4,766,235
26,148,630	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.63%	#I/F I/O	09/25/2035	3,173,874
11,517,588	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	8,869,301
5,404,241	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	4,245,448
5,766,092	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	5,195,261
6,670,666	Residential Accredit Loans, Inc., Series 2005-QS16-A1	1.12%	#	11/25/2035	4,948,236
6,669,513	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.38%	#I/F I/O	11/25/2035	962,699
3,031,389	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	2,665,198
2,100,596	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,846,845
8,785,605	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	7,724,306
6,244,531	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.27%	#	12/25/2035	4,395,032
6,244,531	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.73%	#I/F I/O	12/25/2035	1,036,036
5,024,543	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	4,417,579
2,077,782	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	2,099,334
2,504,716	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	2,368,334
2,071,812	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.92%	#	06/25/2035	1,716,809
5,066,599	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.58%	#I/F I/O	06/25/2035	686,715
2,461,695	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,998,474
16,142,845	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	13,495,908
2,553,722	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,885,721
6,424,670	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	5,268,825
9,815,069	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	8,288,805

5,182,180	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	4,329,151
2,011,408	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,660,226
7,152,247	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	5,903,634
2,087,821	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,723,337
2,256,137	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,862,269
892,796	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	736,935
4,583,409	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	3,805,424
25,463,439	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	21,141,287
2,595,555	Residential Accredit Loans, Inc., Series 2006-QS1-A6	39.62%	#I/F	01/25/2036	4,913,331
17,869,821	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	15,508,802
4,034,069	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	3,892,201
11,499,559	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	10,003,966
34,273,013	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	29,815,581
4,520,745	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	3,836,129
7,435,684	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	6,309,633
14,801,198	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	12,099,639
25,667,439	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.13%	#I/F I/O	08/25/2036	4,536,761
8,403,069	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	4.88%	#I/F I/O	07/25/2036	2,047,846
8,240,539	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	6,830,896
28,378,155	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.03%	#I/F I/O	01/25/2037	5,178,712
2,856,562	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,415,434
6,924,328	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	5,707,385
1,235,092	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,019,835
45,334,084	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	36,543,488
7,228,802	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	5,726,784
11,457,984	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	9,906,094
5,353,963	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	4,183,698
2,208,728	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.72%	#	03/25/2037	1,316,493
7,335,691	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.28%	#I/F I/O	03/25/2037	1,769,721
5,971,630	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	4,937,602
1,920,053	Residential Accredit Loans, Inc., Series 2007-QS6-A13	51.49%	#I/F	04/25/2037	4,325,563
8,550,905	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	7,070,259
13,627,501	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	11,614,412
941,208	Residential Accredit Loans, Inc., Series 2007-QS6-A77	52.32%	#I/F	04/25/2037	2,157,480
10,382,584	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	6,806,867
44,394,939	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	38,281,423
133,688	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	137,099
1,062,111	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	1,071,271
7,071,837	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.86%	#	07/25/2034	6,316,295
1,504,361	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	1,438,569
483,807	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	490,619
664,348	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	662,564
7,061,048	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	7,107,939
56,487,531	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4	0.74%	#	11/25/2035	46,578,172
40,000,000	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A	0.72%	#	03/25/2036	35,185,132
1,329,270	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.59%	#	09/25/2036	1,316,103
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	0.67%	#	08/25/2046	10,995,046
12,300,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	0.71%	#	08/25/2036	11,339,491
307,824	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	321,547
2,399,692	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	2,312,849
1,860,020	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.66%	#	11/25/2035	1,837,888
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2	0.84%	#	12/25/2035	23,305,311
13,871,003	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.58%	#	07/25/2036	12,560,087
37,100,000	Residential Asset Securities Corporation, Series 2007-KS3-AI3	0.67%	#	04/25/2037	34,246,854
7,466,299	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	6,085,144
4,896,359	Residential Asset Securitization Trust, Series 2005-A12-A7	4.58%	#I/F I/O	11/25/2035	649,294
3,931,716	Residential Asset Securitization Trust, Series 2005-A12-A8	0.97%	#	11/25/2035	2,913,936
15,398,931	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	11,941,709
15,246,177	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	12,290,951
2,760,666	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	2,454,058
7,119,388	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	6,857,366
7,103,776	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.58%	#I/F I/O	07/25/2035	1,012,861
7,054,326	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	5,130,934
1,144,028	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	923,699
10,065,769	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	7,131,070
9,777,239	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	6,745,614
20,514,160	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	16,021,274
18,166,620	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.87%	#	12/25/2036	5,143,926
40,091,006	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.13%	#I/F I/O	12/25/2036	13,671,470
9,404,935	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	7,542,554
6,511,404	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	5,222,004
1,047,966	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	935,657
6,194,033	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	5,620,837
8,044,220	Residential Asset Securitization Trust, Series 2006-R1-A1	26.71%	#I/F	01/25/2046	14,322,427
46,415,636	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	38,597,460
1,323,328	Residential Asset Securitization Trust, Series 2007-A3-1A2	43.15%	#I/F	04/25/2037	2,823,152
25,804,289	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.68%	#I/F I/O	05/25/2037	5,685,297
6,660,489	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.82%	#	05/25/2037	1,480,723
10,311,339	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	8,949,819

4,518,933	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	3,922,249
18,307,120	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	16,376,711
11,549,444	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	8,278,774
22,509,238	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	16,134,881
2,310,719	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	2,327,771
5,184,206	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	4,927,994
13,504,154	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	13,565,844
1,003,898	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	987,570
17,337,554	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	15,570,221
30,475,494	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	28,602,690
5,630,351	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	5,176,824
385,478	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	354,427
9,501,423	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	8,855,386
7,579,125	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	6,960,791
6,308,810	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	5,786,888
7,107,569	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	6,519,567
13,269,019	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	12,171,285
2,073,505	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,901,966
6,323,665	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	5,759,814
2,054,815	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,865,273
5,485,274	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	4,979,297
43,342,186	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	39,538,740
12,560,737	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	11,458,483
6,849,127	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	6,396,524
36,544,931	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	33,264,128
14,675,952	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	13,120,003
6,964,251	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	6.03%	#	02/25/2037	6,178,597
14,169,228	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.15%	#	04/25/2037	12,471,771
44,766,151	RMAT LLC, Series 2015-PR2-A1	5.85%	# ^	11/25/2035	44,749,883
30,280,606	RMAT LLC, Series 2015-RPL1-A1	3.97%	# ^	05/26/2020	30,226,640
60,831,724	Saxon Asset Securities Trust, Series 2006-3-A3	0.59%	#	10/25/2046	50,188,928
406,000,961	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.00%	# ^¥	02/25/2054	293,462,488
82,553,574	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	3.57%	^¥	12/26/2059	73,056,198
146,193,933	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.59%	^¥	10/25/2044	136,757,553
321,973	Sequoia Mortgage Trust, Series 2003-4-2A1	0.75%	#	07/20/2033	304,989
14,147,056	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	12,965,331
96,862,538	Shellpoint Co-Originator Trust, Series 2015-1-A3	3.50%	# ^	08/25/2045	96,665,742
5,568,614	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.57%	#	01/25/2037	5,531,753
118,132,750	Springleaf Mortgage Loan Trust, Series 2013-1A-B3F	6.00%	# ^	06/25/2058	118,445,991
61,983,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B1	6.00%	# ^	12/25/2065	62,470,100
21,977,836	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.68%	#	04/25/2037	18,523,558
11,470,510	STARM Mortgage Loan Trust, Series 2007-3-1A1	2.73%	#	06/25/2037	10,229,702
10,376,541	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	2.53%	#	09/25/2034	10,219,596
4,170,701	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	4.92%	#	02/25/2036	3,149,306
64,863	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	65,294
4,146,585	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.44%	#	07/25/2033	4,091,944
9,590,147	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	10,000,776
3,177,531	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	3,733,741
1,994,416	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	2,020,863
9,380,493	Structured Asset Securities Corporation, Series 2004-22-A2	5.03%	#	01/25/2035	9,698,492
27,224,145	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	26,413,178
3,098,198	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	3,173,174
6,637,860	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	5,602,445
2,180,789	Structured Asset Securities Corporation, Series 2005-14-1A1	0.72%	#	07/25/2035	1,857,754
882,665	Structured Asset Securities Corporation, Series 2005-14-1A4	22.65%	#I/F	07/25/2035	1,143,198
43,944,428	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	44,867,612
4,359,248	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	4,595,513
7,515,639	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	7,420,997
13,483,155	Structured Asset Securities Corporation, Series 2005-15-3A1	4.92%	#	08/25/2035	13,219,292
8,682,623	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	8,803,730
9,834,684	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	9,423,144
2,473,239	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	2,512,905
146,471,363	Structured Asset Securities Corporation, Series 2007-4-1A3	6.02%	# ^I/F I/O	03/28/2045	24,778,824
1,373,318	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,266,163
2,285,355	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	1,801,195
1,067,574	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.42%	#	12/25/2033	992,940
8,431,619	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.55%	#	12/25/2044	8,067,004
24,557,246	Thornburg Mortgage Securities Trust, Series 2007-1-A1	2.44%	#	03/25/2037	23,474,067
6,292,320	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	2.44%	#	03/25/2037	5,610,532
17,956,276	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	17,811,460
16,788,876	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	^	10/25/2053	16,779,116
29,102,135	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	28,666,371
89,721,733	Towd Point Mortgage Trust, Series 2015-5-A1B	2.75%	# ^	05/25/2055	88,871,315
103,881,715	Towd Point Mortgage Trust, Series 2015-6-A1B	2.75%	# ^	04/25/2055	102,723,776
9,769,687	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	9,132,951
4,107,875	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	3,913,487
1,594,976	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	45.96%	#I/F	07/25/2035	3,049,096
5,164,924	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	1.02%	#	07/25/2035	4,197,877
1,599,798	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,536,718

1,836,593	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,478,982
21,093,817	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	19,810,602
17,562,696	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	17,360,959
4,410,352	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,029,957
6,686,998	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	6,123,648
3,386,236	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	3,100,962
2,876,104	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	2,633,804
3,832,694	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	3,240,801
7,148,036	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	5,748,212
12,983,842	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	10,441,172
8,143,149	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,075,677
4,944,763	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.00%	#	10/25/2036	2,908,855
15,822,327	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.41%	#	09/25/2036	14,385,495
24,461,036	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	1.10%	#	11/25/2046	19,610,740
1,975,877	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	4.28%	#	08/25/2036	1,771,624
20,069,567	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	17,153,399
20,528,209	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	17,545,398
14,507,803	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	12,409,271
11,657,990	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	11,015,739
643,778	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	36.95%	#I/F	06/25/2037	1,442,522
16,094,461	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	14,380,272
29,186,509	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.42%	#	03/25/2037	27,661,998
28,421,482	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.06%	#	05/25/2037	24,803,566
24,637,484	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	2.27%	#	06/25/2037	22,272,389
2,874,510	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	2,626,097
12,621,340	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	11,530,614
10,882,356	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	9,941,912
17,835,637	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	16,294,295
84,038,005	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	82,335,916
12,785,406	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.77%	#	06/25/2037	9,080,759
18,834,883	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.23%	#I/F I/O	06/25/2037	4,522,589
1,152,361	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,054,535
28,722,932	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	27,681,734
11,411,805	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	10,998,131
19,418,489	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	17,928,450
11,331,478	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	9,347,748
146,755,723	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	142,782,004
496,369	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	506,301
21,724,026	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.80%	#	11/25/2034	22,241,738
42,130,714	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	42,998,901
87,678	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	22.21%	#I/F	04/25/2035	91,828
3,603,594	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	3,745,435
3,145,106	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.73%	#	10/25/2035	3,036,765
7,738,457	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	7,569,432
9,226,455	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	9,254,911
11,365,887	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	11,014,516
134,891	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.23%	#I/F	03/25/2036	185,661
6,929,405	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	7,092,400
26,893,478	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	27,758,227
6,087,742	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	6,191,134
403,668	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	388,134
6,302,017	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.82%	#	05/25/2036	5,273,420
6,302,017	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.68%	#I/F I/O	05/25/2036	1,477,199
2,688,784	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,402,814
2,688,784	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	576,352
14,310,234	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	3.06%	#	09/25/2036	13,576,116
7,897,653	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.75%	#	09/25/2036	7,360,371
8,080,241	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.79%	#	04/25/2036	7,845,099
2,696,257	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	2,696,358
4,934,545	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	4,737,513
2,758,164	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	2,738,172
5,505,008	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	5,465,106
3,912,238	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	3,883,881
48,392,562	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	49,158,238
29,519,784	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	29,122,087
1,708,401	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	1,672,460
3,847,771	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	3,795,933
1,486,053	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	1,528,837
3,003,453	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	2,952,749
2,989,601	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	3,003,472
11,484,082	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	11,343,146
6,773,832	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	6,690,702
7,143,914	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	7,056,241
8,549,786	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	8,542,698
4,085,504	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	4,082,117
12,762,056	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	12,820,805
887,576	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	883,491
28,739,211	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	28,871,509
7,755,535	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	7,791,237

2,647,208	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.92%	#	06/25/2037	2,310,171
7,232,116	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	7,265,408
3,061,695	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.92%	#	06/25/2037	2,671,887
1,381,184	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	36.47%	#I/F	06/25/2037	2,203,980
2,124,540	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.79%	#	07/25/2037	1,820,921
2,124,540	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	37.25%	#I/F	07/25/2037	3,535,732
34,523,770	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	34,262,245
23,037,180	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	22,862,669
3,256,788	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	3,232,118
29,097,263	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	28,876,857
10,126,956	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	10,050,245
13,031,572	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	13,321,784
65,376,367	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	64,258,143
7,088,888	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	7,097,171
42,218,038	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	# ^	06/20/2045	42,468,686
139,077,204	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	# ^	08/20/2045	139,272,747

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $11,528,445,892)					11,364,220,302

US Government / Agency Mortgage Backed Obligations - 50.0%
14,708,742	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	15,870,415
80,727,711	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	84,419,791
42,082,943	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	44,007,718
42,017,483	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	43,934,152
20,858,917	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	21,811,730
84,022,312	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	87,865,499
91,434,067	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	93,726,406
26,691,163	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	27,361,538
14,379,422	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	15,036,054
40,578,624	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	42,423,344
34,561,116	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	35,425,205
36,591,288	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	40,398,480
7,988,782	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	8,724,491
20,314,494	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	22,600,738
28,493,112	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	32,129,887
39,562,111	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	44,594,601
32,236,922	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	34,205,689
64,002,073	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	67,924,367
71,536,210	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	75,757,405
101,441,623	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	101,479,761
32,479,752	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	32,487,765
88,975,273	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	88,897,067
104,473,451	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	104,381,623
135,814,636	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	135,695,260
253,282,125	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	253,059,500
131,890,510	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	131,774,583
327,471,800	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	327,183,966
95,575,568	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	95,491,561
489,775,295	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	489,344,802
94,425,696	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	94,342,700
51,770,969	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	51,725,464
64,657,447	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	64,600,616
748,341,855	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	747,684,092
149,664,283	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	152,186,062
148,647,862	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	148,722,744
9,752,047	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	10,376,445
12,429,321	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	13,225,155
10,715,911	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	11,405,660
8,782,229	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	9,347,575
75,437,269	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	77,757,806
25,705,983	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	26,517,743
69,550,899	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	71,691,375
14,062,153	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	14,583,426
11,532,039	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	11,959,260
31,778,557	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	32,340,269
51,476,636	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	52,382,044
44,532,285	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	45,318,681
4,678,954	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	4,761,258
11,030,565	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	11,826,312
835,586	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	888,642
190,637,643	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	190,521,890
50,000,000	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	49,969,638
2,781,029	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	3,020,235
1,759,586	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	1,937,711
69,668,584	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	70,059,873
903,173	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	957,491
130,817,793	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	131,772,089
57,580,347	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	57,626,342
5,935,414	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	6,556,160
158,657,030	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	158,905,176

24,270,055	Federal Home Loan Mortgage Corporation, Series 2819-MS	6.14%	#I/F I/O	06/15/2040	4,095,938
14,032,627	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	15,650,266
38,351,609	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	38,532,809
9,189,336	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	10,204,218
18,992,915	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	20,928,495
14,470,998	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	15,906,139
27,054,924	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	29,783,507
2,429,871	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.32%	#I/F I/O	03/15/2035	332,672
8,518,549	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.17%	#I/F I/O	07/15/2035	1,441,044
5,770,818	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.77%	#I/F I/O	09/15/2035	777,137
1,731,042	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.40%	#I/F I/O	10/15/2035	322,148
14,357,190	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	15,969,593
3,012,804	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	3,199,272
7,918,043	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	8,700,842
1,785,801	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	1,968,467
4,517,556	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	4,965,385
7,047,750	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.17%	#I/F I/O	08/15/2036	1,159,640
11,285,271	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	12,362,904
17,881,591	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	19,589,109
8,217,235	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.10%	#I/F I/O	01/15/2037	1,461,598
6,748,155	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	7,249,428
10,557,774	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.75%	#I/F I/O	02/15/2037	1,350,319
6,485,946	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	6,956,886
18,264,302	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.32%	#I/F I/O	06/15/2037	2,441,099
1,929,693	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	2,142,682
18,172,592	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.72%	#I/F I/O	08/15/2037	2,800,331
1,529,409	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	1,664,370
5,203,668	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	5,628,274
7,572,796	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.85%	#I/F I/O	02/15/2038	812,301
10,572,191	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.32%	#I/F I/O	03/15/2038	1,232,463
1,736,065	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.32%	#I/F I/O	03/15/2038	194,164
2,229,684	Federal Home Loan Mortgage Corporation, Series 3451-S	5.70%	#I/F I/O	02/15/2037	276,148
2,487,216	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.73%	#I/F I/O	06/15/2038	277,358
1,589,560	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.74%	#I/F I/O	07/15/2038	154,316
9,425,870	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.52%	#I/F I/O	08/15/2038	1,411,597
8,944,303	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.22%	#I/F I/O	02/15/2038	1,301,777
3,380,870	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.38%	#	06/15/2038	3,379,044
201,064	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	200,131
12,981,820	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.42%	#I/F I/O	06/15/2039	2,252,595
3,783,638	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.82%	#I/F I/O	06/15/2039	375,055
1,573,986	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.47%	#I/F I/O	07/15/2039	189,119
14,883,270	Federal Home Loan Mortgage Corporation, Series 3577-LS	6.87%	#I/F I/O	08/15/2035	2,949,241
3,765,387	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.67%	# I/F I/O	10/15/2049	611,282
4,536,840	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	4,879,222
30,895,497	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.02%	#I/F I/O	12/15/2039	5,781,938
7,855,583	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.02%	#I/F I/O	03/15/2032	1,176,892
12,781,778	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	13,980,394
2,755,015	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.07%	#I/F I/O	05/15/2039	134,868
17,227,137	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	19,020,745
18,858,384	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	20,526,310
37,805,331	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	41,668,930
4,736,024	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.12%	#I/F I/O	05/15/2040	531,529
14,367,044	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.72%	#I/F I/O	08/15/2032	2,097,650
5,579,386	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00% I/O		12/15/2036	845,228
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	23.78%	#I/F	08/15/2040	5,753,971
10,617,298	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	11,800,864
103,858,936	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.67%	#I/F I/O	05/15/2040	14,864,332
33,507,273	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.72%	#I/F I/O	09/15/2040	5,391,099
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	103,894,132
4,165,070	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.34%	#I/F	10/15/2040	4,539,210
27,664,607	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.51%	#I/F	11/15/2040	29,202,685
72,983	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.51%	#I/F	11/15/2040	70,037
15,400,304	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	17,393,909
12,019,878	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	12,652,148
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	19,996,652
27,933,937	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	29,390,879
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	25,731,593
1,888,337	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.14%	#I/F	12/15/2040	2,049,609
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,718,514
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,445,826
12,529,427	Federal Home Loan Mortgage Corporation, Series 3786-SG	8.84%	#I/F	01/15/2041	12,722,478
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,308,983
10,144,163	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	10,645,487
12,169,401	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	12,897,285
655,323	Federal Home Loan Mortgage Corporation, Series 3798-SD	8.94%	#I/F	12/15/2040	669,472
19,297,887	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	21,508,124
13,155,082	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	14,157,713
72,527,674	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	80,954,708
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,847,656

15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,999,831
10,753,566	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	11,693,374
20,091,398	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	22,074,121
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	37,795,884
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.21%	#I/F	02/15/2041	4,577,136
15,715,278	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	16,412,095
6,310,952	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	7,386,061
952,435	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.36%	#I/F	03/15/2041	952,756
60,037,553	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	65,718,342
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	11,081,339
78,221,350	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	90,617,870
29,756,885	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	30,856,744
23,550,933	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	25,235,573
12,378,000	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,290,001
55,896,245	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	61,359,644
31,611,393	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	33,289,873
19,510,777	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	21,534,277
12,997,842	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.64%	#I/F I/O	07/15/2041	1,803,595
42,265,788	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	44,345,679
22,344,681	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	26,179,231
9,930,969	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	10,874,383
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,376,988
28,575,717	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	29,527,912
6,128,703	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	6,318,181
11,810,330	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	12,357,703
9,191,950	Federal Home Loan Mortgage Corporation, Series 3946-SM	13.71%	#I/F	10/15/2041	10,266,975
8,073,756	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	8,033,723
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,676,861
49,998,434	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	52,398,134
11,466,949	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	11,632,158
57,614,539	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	57,862,788
17,481,244	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	18,425,077
48,947,483	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	51,308,539
27,753,140	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	28,605,055
27,270,046	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	26,163,604
69,000,361	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	72,909,949
68,748,201	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	72,195,249
13,072,457	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	12,821,051
38,701,519	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	38,959,043
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	104,755,369
42,399,929	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	43,126,307
5,402,829	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,390,501
72,785,452	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	73,614,573
27,695,487	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	26,900,529
5,832,167	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	5,275,383
39,692,830	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	40,095,530
98,550,965	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	106,225,070
29,302,854	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	27,814,114
23,110,840	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	21,958,457
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,745,672
204,081,001	Federal Home Loan Mortgage Corporation, Series 4212-US	5.11%	#I/F	06/15/2043	195,528,620
18,426,797	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	18,491,434
88,793,683	Federal Home Loan Mortgage Corporation, Series 4223-US	5.14%	#I/F	07/15/2043	82,955,489
27,463,743	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	25,093,084
20,418,776	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	19,704,333
20,359,053	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	21,372,134
112,379,910	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	115,355,000
42,468,917	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	43,543,915
70,041,451	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	72,305,541
14,050,244	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	12,728,872
44,669,123	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	39,564,916
54,318,414	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	50,432,388
10,557,699	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	10,809,895
33,687,765	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	34,155,452
24,416,884	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	21,826,421
7,588,686	Federal Home Loan Mortgage Corporation, Series 4386-US	7.71%	#I/F	09/15/2044	7,626,860
282,879,408	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	289,864,775
123,749,078	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	113,039,536
73,856,256	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	75,365,700
99,411,377	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	100,507,457
27,892,909	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	28,294,734
146,467,247	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	151,108,032
86,612,521	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	89,219,904
49,898,586	Federal Home Loan Mortgage Corporation, Series 4427-PS	5.27%	#I/F I/O	07/15/2044	8,473,229
75,334,920	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	77,715,112
23,581,512	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%		02/15/2045	20,741,397
23,545,105	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	23,893,876
8,817,435	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%		02/15/2045	7,773,738
76,546,759	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	78,423,134

25,632,078	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%		02/15/2045	22,826,135
74,745,879	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	76,247,733
7,670,447	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%		03/15/2045	6,825,362
6,670,486	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	6,140,531
7,867,596	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%		04/15/2045	7,224,274
45,907,914	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	43,418,626
25,504,397	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%		04/15/2045	23,926,993
216,719,193	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	221,023,280
188,449,359	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	192,192,001
164,622,414	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	165,202,708
75,779,467	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	76,976,237
308,092,975	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	313,161,320
15,226,411	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%		06/15/2045	13,874,615
8,117,349	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%		07/15/2045	7,859,079
55,128,527	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	54,806,362
43,642,729	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	44,448,277
76,947,777	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	78,255,766
49,303,012	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	50,028,688
39,133,203	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	39,781,397
89,534,807	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	90,862,313
221,668,973	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	225,663,204
209,624,000	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	210,987,814
123,285,952	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	138,161,635
67,575,275	Federal National Mortgage Association, Pool AX9696	3.00%		07/01/2045	67,015,753
1,542,320	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	1,652,980
2,376,508	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	2,669,346
1,850,408	Federal National Mortgage Association, Series 2003-117-KS	6.68%	#I/F I/O	08/25/2033	114,241
28,336,569	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	32,259,052
6,162,252	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	6,798,222
2,930,747	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	3,207,605
23,592,215	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	25,988,568
18,093,118	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	20,411,006
6,722,317	Federal National Mortgage Association, Series 2004-46-PJ	5.58%	#I/F I/O	03/25/2034	931,472
5,189,105	Federal National Mortgage Association, Series 2004-51-XP	7.28%	#I/F I/O	07/25/2034	1,106,984
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,682,207
3,231,733	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	3,377,047
480,020	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	513,743
1,535,392	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	1,634,526
13,269,177	Federal National Mortgage Association, Series 2005-87-SE	5.63%	#I/F I/O	10/25/2035	2,067,900
10,791,198	Federal National Mortgage Association, Series 2005-87-SG	6.28%	#I/F I/O	10/25/2035	1,992,513
8,635,466	Federal National Mortgage Association, Series 2006-101-SA	6.16%	#I/F I/O	10/25/2036	1,620,341
3,542,076	Federal National Mortgage Association, Series 2006-123-LI	5.90%	#I/F I/O	01/25/2037	659,961
4,030,316	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	4,344,788
15,363,971	Federal National Mortgage Association, Series 2006-56-SM	6.33%	#I/F I/O	07/25/2036	2,856,528
21,168,331	Federal National Mortgage Association, Series 2006-60-YI	6.15%	#I/F I/O	07/25/2036	4,622,867
2,345,348	Federal National Mortgage Association, Series 2006-93-SN	6.18%	#I/F I/O	10/25/2036	393,543
12,890,409	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	14,256,885
2,501,424	Federal National Mortgage Association, Series 2007-116-BI	5.83%	#I/F I/O	05/25/2037	426,164
13,903,111	Federal National Mortgage Association, Series 2007-14-PS	6.39%	#I/F I/O	03/25/2037	2,378,152
6,655,101	Federal National Mortgage Association, Series 2007-30-OI	6.02%	#I/F I/O	04/25/2037	1,302,516
1,701,684	Federal National Mortgage Association, Series 2007-30-SI	5.69%	#I/F I/O	04/25/2037	230,805
7,448,851	Federal National Mortgage Association, Series 2007-32-SG	5.68%	#I/F I/O	04/25/2037	1,179,304
6,053,120	Federal National Mortgage Association, Series 2007-57-SX	6.20%	#I/F I/O	10/25/2036	917,766
10,198,367	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	11,563,652
4,213,397	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	4,624,233
7,045,270	Federal National Mortgage Association, Series 2007-75-ID	5.45%	#I/F I/O	08/25/2037	1,195,586
2,369,091	Federal National Mortgage Association, Series 2007-9-SD	6.23%	#I/F I/O	03/25/2037	370,293
2,684,487	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	2,896,827
9,019,777	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	9,751,313
16,790,873	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	18,481,445
3,728,486	Federal National Mortgage Association, Series 2008-48-SD	5.58%	#I/F I/O	06/25/2037	388,920
3,865,402	Federal National Mortgage Association, Series 2008-53-LI	5.73%	#I/F I/O	07/25/2038	533,096
4,138,249	Federal National Mortgage Association, Series 2008-57-SE	5.58%	#I/F I/O	02/25/2037	483,350
2,286,441	Federal National Mortgage Association, Series 2008-5-MS	5.83%	#I/F I/O	02/25/2038	283,976
3,306,732	Federal National Mortgage Association, Series 2008-61-SC	5.58%	#I/F I/O	07/25/2038	442,765
3,785,871	Federal National Mortgage Association, Series 2008-62-SC	5.58%	#I/F I/O	07/25/2038	504,248
4,973,398	Federal National Mortgage Association, Series 2008-65-SA	5.58%	#I/F I/O	08/25/2038	694,439
5,474,794	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	5,908,239
14,905,439	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	15,665,467
4,434,864	Federal National Mortgage Association, Series 2009-111-SE	5.83%	#I/F I/O	01/25/2040	593,450
1,281,989	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	1,412,620
9,365,274	Federal National Mortgage Association, Series 2009-42-SI	5.58%	#I/F I/O	06/25/2039	1,200,891
5,247,014	Federal National Mortgage Association, Series 2009-42-SX	5.58%	#I/F I/O	06/25/2039	777,841
4,608,867	Federal National Mortgage Association, Series 2009-47-SA	5.68%	#I/F I/O	07/25/2039	560,544
1,825,103	Federal National Mortgage Association, Series 2009-48-WS	5.53%	#I/F I/O	07/25/2039	203,642
11,077,104	Federal National Mortgage Association, Series 2009-49-S	6.33%	#I/F I/O	07/25/2039	1,651,528
1,669,608	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	1,756,899
3,522,021	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	3,832,179
3,939,592	Federal National Mortgage Association, Series 2009-70-SA	5.38%	#I/F I/O	09/25/2039	406,677

10,000,000	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,848,514
6,308,783	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	6,635,429
22,954,897	Federal National Mortgage Association, Series 2009-85-ES	6.81%	#I/F I/O	01/25/2036	4,461,982
30,493,291	Federal National Mortgage Association, Series 2009-85-JS	6.33%	#I/F I/O	10/25/2039	6,610,122
6,145,610	Federal National Mortgage Association, Series 2009-90-IB	5.30%	#I/F I/O	04/25/2037	733,600
3,913,780	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	4,205,847
27,013,516	Federal National Mortgage Association, Series 2010-101-SA	4.06%	#I/F I/O	09/25/2040	3,389,078
17,281,572	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	18,358,573
49,672,588	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	54,134,597
11,014,385	Federal National Mortgage Association, Series 2010-10-SA	5.93%	#I/F I/O	02/25/2040	1,912,703
5,292,328	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	5,569,850
2,908,232	Federal National Mortgage Association, Series 2010-111-S	5.53%	#I/F I/O	10/25/2050	344,356
10,182,679	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	10,675,689
5,993,496	Federal National Mortgage Association, Series 2010-117-SA	4.08%	#I/F I/O	10/25/2040	435,959
8,097,942	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	8,469,454
50,705,168	Federal National Mortgage Association, Series 2010-121-SD	4.08%	#I/F I/O	10/25/2040	5,182,854
242,685	Federal National Mortgage Association, Series 2010-126-SU	52.32%	#I/F	11/25/2040	760,588
178,693	Federal National Mortgage Association, Series 2010-126-SX	14.27%	#I/F	11/25/2040	294,036
12,950,820	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	14,151,296
9,930,408	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	10,456,222
88,008	Federal National Mortgage Association, Series 2010-137-VS	14.27%	#I/F	12/25/2040	131,163
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,598,232
18,832,949	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	19,973,901
27,227,657	Federal National Mortgage Association, Series 2010-148-SA	6.23%	#I/F I/O	01/25/2026	3,825,309
32,966,908	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	34,439,151
21,303,568	Federal National Mortgage Association, Series 2010-16-SA	5.03%	#I/F I/O	03/25/2040	2,537,888
3,669,180	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	4,102,828
4,202,012	Federal National Mortgage Association, Series 2010-21-KS	4.53%	#I/F I/O	03/25/2040	370,918
1,862,020	Federal National Mortgage Association, Series 2010-2-GS	6.03%	#I/F I/O	12/25/2049	226,359
5,124,096	Federal National Mortgage Association, Series 2010-2-MS	5.83%	#I/F I/O	02/25/2050	767,553
6,268,834	Federal National Mortgage Association, Series 2010-31-SA	4.58%	#I/F I/O	04/25/2040	638,008
13,649,687	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	14,127,541
10,073,117	Federal National Mortgage Association, Series 2010-34-PS	4.51%	#I/F I/O	04/25/2040	1,044,527
2,183,174	Federal National Mortgage Association, Series 2010-35-ES	6.03%	#I/F I/O	04/25/2040	311,421
3,268,666	Federal National Mortgage Association, Series 2010-35-SV	6.03%	#I/F I/O	04/25/2040	389,955
3,190,893	Federal National Mortgage Association, Series 2010-46-MS	4.53%	#I/F I/O	05/25/2040	338,865
21,620,412	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	23,755,938
5,068,082	Federal National Mortgage Association, Series 2010-4-SK	5.81%	#I/F I/O	02/25/2040	745,530
2,507,981	Federal National Mortgage Association, Series 2010-58-ES	11.39%	#I/F	06/25/2040	2,804,961
13,104,750	Federal National Mortgage Association, Series 2010-59-MS	5.35%	#I/F I/O	06/25/2040	2,089,234
25,993,271	Federal National Mortgage Association, Series 2010-59-PS	6.03%	#I/F I/O	03/25/2039	3,023,410
14,020,151	Federal National Mortgage Association, Series 2010-59-SC	4.58%	#I/F I/O	01/25/2040	1,516,683
2,692,440	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	2,833,965
1,625,078	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	1,731,774
14,383,969	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	15,867,441
41,598,306	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	46,124,077
13,327,127	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	13,757,016
37,390,203	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	41,309,751
10,734,364	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	11,385,433
21,468,682	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	22,770,817
23,934,395	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	25,394,532
2,783,881	Federal National Mortgage Association, Series 2010-90-SA	5.43%	#I/F I/O	08/25/2040	364,721
3,818,049	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	4,014,697
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	23.78%	#I/F	09/25/2040	13,821,725
5,889,110	Federal National Mortgage Association, Series 2010-9-DS	4.88%	#I/F I/O	02/25/2040	605,720
33,166,656	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	33,543,150
520,021	Federal National Mortgage Association, Series 2011-110-LS	9.61%	#I/F	11/25/2041	663,412
20,778,718	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	22,783,617
8,187,509	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	9,019,353
13,896,235	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	14,972,888
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	34,234,683
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	31,355,497
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	41,112,643
2,404,807	Federal National Mortgage Association, Series 2011-17-SA	6.05%	#I/F I/O	03/25/2041	337,258
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,218,055
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	8.51%	#I/F	04/25/2041	4,999,010
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	59,261,703
18,254,102	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	19,283,736
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,194,962
60,443,379	Federal National Mortgage Association, Series 2011-32-X	4.00%		04/25/2041	63,077,495
12,287,439	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	12,923,725
30,197,212	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	32,178,973
8,022,281	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	8,231,554
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,914,404
9,594,595	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	10,100,533
17,494,109	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	18,757,723
18,041,445	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	18,932,700
29,119,401	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	31,587,969
8,945,727	Federal National Mortgage Association, Series 2011-48-SC	8.36%	#I/F	06/25/2041	9,164,788

20,531,180	Federal National Mortgage Association, Series 2011-58-SA	6.13%	#I/F I/O	07/25/2041	3,936,369
3,619,955	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	3,868,794
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,454,292
9,360,639	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	9,536,573
37,212,059	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	39,717,101
11,560,241	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	12,464,589
24,364,518	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	24,489,381
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,580,371
24,206,582	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	27,202,088
111,259,820	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	123,165,755
11,574,150	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	11,287,716
11,301,191	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	11,589,826
46,611,162	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	49,441,457
35,077,556	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	34,682,292
136,930,232	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	134,884,645
100,848,799	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	100,467,671
110,844,478	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	110,296,207
11,326,659	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	12,729,045
71,367,128	Federal National Mortgage Association, Series 2012-144-PT	4.36%	#	11/25/2049	74,761,263
9,906,038	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	10,417,420
22,639,175	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	24,602,680
17,150,402	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	17,170,793
52,269,501	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	55,635,343
42,977,145	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	44,527,021
18,460,346	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	18,147,216
30,877,065	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	32,469,914
14,718,570	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	13,944,282
22,771,001	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	23,013,016
31,725,970	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	31,113,050
69,609,836	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	74,326,856
90,896,640	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	92,031,857
23,827,951	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	21,663,928
11,401,812	Federal National Mortgage Association, Series 2013-36-Z	3.00%		04/25/2043	10,489,349
24,681,564	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	24,168,466
19,292,416	Federal National Mortgage Association, Series 2013-51-HS	4.89%	#I/F	04/25/2043	17,484,838
8,658,737	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	8,402,245
8,605,363	Federal National Mortgage Association, Series 2013-58-SC	5.37%	#I/F	06/25/2043	7,910,368
122,959,362	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	109,138,828
38,476,078	Federal National Mortgage Association, Series 2013-82-SH	5.63%	#I/F I/O	12/25/2042	6,867,872
24,528,046	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	22,280,305
21,323,410	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	21,488,236
23,184,337	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	21,270,141
27,705,683	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	23,300,817
20,919,382	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	19,064,243
15,038,967	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	14,023,478
79,301,323	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	81,527,581
9,846,882	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	9,925,779
52,652,533	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	47,329,672
37,166,683	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	33,409,707
31,342,672	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	28,386,197
160,716,818	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	164,018,006
11,036,328	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	9,971,080
153,088,675	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	155,510,691
35,281,376	Federal National Mortgage Association, Series 2014-68-MZ	3.00%		11/25/2044	31,631,066
25,176,743	Federal National Mortgage Association, Series 2014-6-Z	2.50%		02/25/2044	20,510,815
66,012,949	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	67,337,275
19,916,707	Federal National Mortgage Association, Series 2014-77-VZ	3.00%		11/25/2044	18,044,483
36,592,946	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	37,249,910
25,578,281	Federal National Mortgage Association, Series 2014-84-KZ	3.00%		12/25/2044	23,304,466
176,617,441	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	179,684,738
198,387,880	Federal National Mortgage Association, Series 2014-M11-1A	3.12%	#	08/25/2024	202,570,829
125,459,611	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	129,148,500
61,246,408	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	63,204,664
145,090,822	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	148,621,608
27,298,926	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	27,981,579
84,452,770	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	86,721,493
24,043,132	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	24,387,761
92,618,560	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	93,169,502
249,124,582	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	251,533,019
18,613,737	Federal National Mortgage Association, Series 400-S4	5.03%	#I/F I/O	11/25/2039	2,506,727
150,811,375	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	151,255,759
18,411,773	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	20,377,162
19,663,859	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	22,141,334
7,370,910	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	8,306,310
13,748,395	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	15,189,108
22,683,398	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	25,058,556
15,959,525	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	17,623,118
6,081,162	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	6,728,124
5,197,152	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	5,736,312

13,106,792	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%	02/01/2036	14,467,126
1,355,336	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%	01/01/2019	1,413,481
587,263	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%	08/01/2037	646,172
2,659,946	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%	08/01/2035	2,940,161
7,127,071	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%	05/01/2038	8,058,302
13,772,721	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%	06/01/2038	15,574,099
20,320,017	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%	11/01/2043	21,686,372
21,868,747	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%	11/01/2043	21,930,476
2,037,574	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%	03/01/2038	2,280,924
1,503,395	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%	05/01/2039	1,645,696
1,067,546	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%	01/01/2038	1,206,567
439,544	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%	05/01/2038	483,635
5,095,565	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%	05/01/2038	5,753,542
4,651,424	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%	08/01/2038	5,252,051
2,536,984	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%	08/01/2038	2,906,145
3,083,168	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%	09/01/2038	3,525,769
12,742,205	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%	08/01/2037	14,369,273
46,465,300	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%	07/01/2036	52,301,060
24,144,078	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%	07/01/2035	26,706,554
1,942,733	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%	01/01/2039	2,200,138
41,218,054	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%	08/01/2036	45,584,629
33,183,289	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	35,511,903
688,069	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	719,342
4,337,788	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%	10/01/2031	4,597,876
17,311,413	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	18,095,892
9,221,397	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	9,577,114
16,086,890	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	16,708,663
54,649,541	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	57,138,205
54,021,100	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	56,481,140
10,142,633	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	10,620,565
20,909,320	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	21,855,677
33,977,277	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	35,525,749
13,416,176	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	13,935,423
47,115,813	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	48,375,887
12,605,520	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	12,591,273
20,157,078	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	20,695,014
59,349,295	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	60,935,282
28,288,424	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	29,041,399
156,677,140	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	157,119,643
117,744,308	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	118,033,934
96,717,513	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	99,302,655
42,164,298	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	42,116,508
51,347,255	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	51,289,221
23,916,795	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	24,555,723
35,693,535	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	36,644,996
38,610,368	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	38,829,964
20,082,546	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	20,617,812
32,053,356	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	32,235,863
32,408,729	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	33,274,675
95,663,544	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	98,219,471
20,469,043	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	21,016,853
1,269,194	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%	06/01/2040	1,365,007
44,306,334	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%	02/01/2039	49,878,696
20,673,426	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%	09/01/2036	23,260,365
1,295,547	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	1,407,704
2,142,767	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	2,362,092
1,533,805	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	1,699,376
14,182,446	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	15,040,959
2,606,548	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	2,728,384
14,743,884	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	15,312,523
3,259,665	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	3,457,763
16,465,482	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	17,468,923
2,104,589	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%	08/01/2041	2,185,722
9,091,745	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%	09/01/2041	9,441,059
2,890,829	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	3,002,342
5,010,867	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	5,203,094
15,397,088	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	15,990,215
10,049,883	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	10,438,520
3,249,575	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	3,369,789
50,051,586	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	51,979,714
12,039,771	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	12,504,846
1,942,380	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%	11/01/2041	2,017,206
55,215,536	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	58,583,888
28,240,970	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	28,803,191
5,376,226	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	5,583,935
55,677,809	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	58,211,840
14,613,191	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	15,177,982
11,082,127	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	11,511,545
12,833,496	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	13,330,094

17,014,129	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	17,673,232
2,217,605	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	2,320,874
12,875,342	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%	01/01/2040	14,549,046
7,181,807	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%	07/01/2039	8,136,141
13,952,551	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%	01/01/2040	15,794,947
27,435,092	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%	05/01/2041	31,038,549
36,819,138	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%	10/01/2040	41,654,114
11,410,066	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%	03/01/2040	12,895,772
13,253,451	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%	01/01/2041	14,992,163
118,975,635	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%	01/01/2033	122,159,373
165,940,151	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	165,752,479
83,464,395	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	83,369,938
7,662,231	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	8,247,181
16,405,229	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	17,484,259
33,751,741	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	34,213,247
42,032,052	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	41,397,269
145,542,087	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	154,647,285
86,680,735	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	86,854,782
61,668,187	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	66,899,318
136,369,470	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	147,526,267
52,777,268	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	54,810,525
105,095,253	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	107,186,539
100,005,069	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%	09/01/2042	101,999,938
24,221,163	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%	12/01/2042	24,280,804
28,727,005	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%	04/01/2043	28,790,998
57,335,245	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%	03/01/2044	62,178,435
58,863,322	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%	03/01/2044	63,712,407
53,208,099	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%	05/01/2044	57,680,504
26,377,408	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%	06/01/2044	28,496,064
24,710,258	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%	07/01/2044	26,695,008
59,652,724	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%	08/01/2034	60,943,832
25,993,250	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%	10/01/2034	26,557,184
59,054,127	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%	10/01/2034	60,333,530
233,938,310	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%	12/01/2044	234,131,173
63,368,800	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%	12/01/2044	63,421,043
47,136,434	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%	01/01/2035	48,132,076
72,869,742	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%	01/01/2035	74,407,351
55,160,383	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%	01/01/2035	56,326,934
397,093,392	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%	03/01/2045	397,420,764
164,829,177	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	164,965,066
61,945,809	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%	04/01/2035	63,182,028
62,104,510	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%	04/01/2035	63,420,913
85,623,109	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%	04/01/2035	87,330,557
40,661,979	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%	05/01/2035	41,473,442
40,842,769	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%	05/01/2035	41,657,839
114,398,480	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%	03/01/2045	114,492,792
46,330,951	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%	02/01/2045	45,951,682
24,839,428	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%	01/01/2045	24,637,660
23,894,705	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%	03/01/2045	23,698,296
4,594,160	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	4,963,166
119,856	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%	01/01/2025	120,493
17,812,589	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	19,352,347
3,909,536	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%	05/01/2030	4,247,580
274,223	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%	06/01/2040	292,259
1,142,834	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%	07/01/2020	1,194,531
735,081	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	783,345
3,736,253	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%	08/01/2020	3,905,175
1,663,423	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%	09/01/2020	1,738,779
5,483,442	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%	10/01/2030	5,852,846
10,202,433	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%	10/01/2020	10,665,076
12,522,919	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%	11/01/2020	13,093,169
1,144,843	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%	12/01/2030	1,222,321
28,880,631	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%	01/01/2031	30,831,974
12,224,277	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%	11/01/2041	12,698,191
204,169,610	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%	12/01/2031	213,457,802
87,140,667	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%	01/01/2032	91,105,201
103,655,156	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%	02/01/2032	108,368,942
50,773,204	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%	03/01/2032	53,086,908
15,623,994	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%	04/01/2042	15,934,339
68,459,295	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%	05/01/2032	71,575,814
9,699,354	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%	05/01/2042	9,892,116
148,090,733	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%	06/01/2032	154,829,084
22,532,093	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%	06/01/2042	22,980,998
19,124,196	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%	06/01/2042	19,860,954
87,860,595	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%	07/01/2032	91,856,935
203,061,253	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%	07/01/2042	207,100,286
243,301,209	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%	08/01/2042	248,146,572
58,123,242	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%	08/01/2032	60,768,753
65,546,586	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%	09/01/2042	66,851,008

11,506,324	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	12,029,856
145,851,984	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	148,753,144
353,835,507	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	363,278,103
8,911,673	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	9,088,912
274,132,935	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	281,456,062
37,375,109	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	38,373,677
147,309,031	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	151,248,825
90,146,677	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	92,556,565
159,123,773	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	163,371,200
20,064,970	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	20,601,051
133,428,717	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	139,347,815
65,102,674	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	66,385,567
52,810,063	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	53,851,676
78,132,972	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	81,615,271
200,979,399	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	204,941,798
144,056,910	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	142,870,282
145,311,115	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	144,113,311
14,922,624	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	15,966,630
13,387,241	Government National Mortgage Association, Pool MA2511M	3.50%		01/20/2045	13,792,424
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.74%	#I/F I/O	08/20/2033	4,494,343
10,054,376	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	11,080,649
4,683,128	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	5,293,547
3,737,806	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	3,924,239
10,172,211	Government National Mortgage Association, Series 2004-83-CS	5.68%	#I/F I/O	10/20/2034	1,578,637
2,659,383	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	2,907,704
22,381,930	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	24,944,956
919,527	Government National Mortgage Association, Series 2006-24-CX	37.02%	#I/F	05/20/2036	2,101,644
14,318,357	Government National Mortgage Association, Series 2007-26-SJ	4.29%	#I/F I/O	04/20/2037	1,202,152
8,122,705	Government National Mortgage Association, Series 2008-2-SM	6.16%	#I/F I/O	01/16/2038	1,421,670
13,701,466	Government National Mortgage Association, Series 2008-42-AI	7.35%	#I/F I/O	05/16/2038	3,431,382
6,351,974	Government National Mortgage Association, Series 2008-43-SH	5.93%	#I/F I/O	05/20/2038	964,561
7,374,895	Government National Mortgage Association, Series 2008-51-SC	5.85%	#I/F I/O	06/20/2038	1,303,794
4,571,258	Government National Mortgage Association, Series 2008-51-SE	5.91%	#I/F I/O	06/16/2038	837,936
2,821,904	Government National Mortgage Association, Series 2008-82-SM	5.65%	#I/F I/O	09/20/2038	475,294
5,025,568	Government National Mortgage Association, Series 2008-83-SD	6.22%	#I/F I/O	11/16/2036	1,054,452
15,770,556	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	17,199,759
9,439,961	Government National Mortgage Association, Series 2009-10-NS	6.31%	#I/F I/O	02/16/2039	2,091,272
4,461,671	Government National Mortgage Association, Series 2009-24-SN	5.70%	#I/F I/O	09/20/2038	591,739
11,814,242	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	12,759,332
68,423,215	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	73,734,978
6,558	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	7,882
7,664,788	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	8,487,257
1,922,869	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	2,037,037
6,492,090	Government National Mortgage Association, Series 2009-69-TS	5.86%	#I/F I/O	04/16/2039	844,427
10,592,705	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	11,315,915
8,524,525	Government National Mortgage Association, Series 2009-87-IG	6.34%	#I/F I/O	03/20/2037	1,027,021
57,041,956	Government National Mortgage Association, Series 2010-106-PS	5.65%	#I/F I/O	03/20/2040	7,815,336
15,123,428	Government National Mortgage Association, Series 2010-1-SA	5.41%	#I/F I/O	01/16/2040	1,961,560
3,334,336	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,703,430
141,867,397	Government National Mortgage Association, Series 2010-26-QS	5.85%	#I/F I/O	02/20/2040	24,428,303
12,075,911	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	13,245,821
12,361,305	Government National Mortgage Association, Series 2010-42-ES	5.28%	#I/F I/O	04/20/2040	1,832,828
3,756,448	Government National Mortgage Association, Series 2010-61-AS	6.15%	#I/F I/O	09/20/2039	580,603
36,796,416	Government National Mortgage Association, Series 2010-62-SB	5.35%	#I/F I/O	05/20/2040	5,714,862
9,006,041	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	10,085,716
66,319,092	Government National Mortgage Association, Series 2010-9-XD	6.26%	#I/F I/O	01/16/2040	11,701,188
7,833,334	Government National Mortgage Association, Series 2011-18-SN	8.70%	#I/F	12/20/2040	8,599,028
8,333,334	Government National Mortgage Association, Series 2011-18-YS	8.70%	#I/F	12/20/2040	9,146,811
10,252,825	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	10,980,255
6,324,052	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	5,653,786
52,476,210	Government National Mortgage Association, Series 2011-69-SB	4.95%	#I/F I/O	05/20/2041	6,673,851
25,636,909	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	27,331,180
19,647,821	Government National Mortgage Association, Series 2011-72-AS	4.98%	#I/F I/O	05/20/2041	2,665,313
8,216,527	Government National Mortgage Association, Series 2011-72-DO	0.00%	P/O	03/16/2033	8,161,712
13,745,238	Government National Mortgage Association, Series 2011-72-SK	5.75%	#I/F I/O	05/20/2041	2,087,620
13,375,964	Government National Mortgage Association, Series 2012-105-SE	5.80%	#I/F I/O	01/20/2041	1,263,803
24,709,328	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	24,792,270
51,825,633	Government National Mortgage Association, Series 2013-116-LS	5.75%	#I/F I/O	08/20/2043	8,653,559
43,196,614	Government National Mortgage Association, Series 2013-136-CS	5.86%	#I/F I/O	09/16/2043	7,886,544
17,870,679	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	15,893,898
55,087,297	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	48,866,905
33,372,223	Government National Mortgage Association, Series 2013-186-SG	5.91%	#I/F I/O	02/16/2043	5,208,793
34,553,369	Government National Mortgage Association, Series 2013-26-MS	5.85%	#I/F I/O	02/20/2043	5,675,539
58,343,627	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	59,336,134
70,649,804	Government National Mortgage Association, Series 2014-163-PS	5.20%	#I/F I/O	11/20/2044	10,621,654
73,034,779	Government National Mortgage Association, Series 2014-167-SA	5.20%	#I/F I/O	11/20/2044	9,115,113
98,959,218	Government National Mortgage Association, Series 2014-21-SE	5.15%	#I/F I/O	02/20/2044	14,276,223
59,426,673	Government National Mortgage Association, Series 2014-39-SK	5.80%	#I/F I/O	03/20/2044	10,340,241
44,955,941	Government National Mortgage Association, Series 2014-59-DS	5.91%	#I/F I/O	04/16/2044	7,933,905

Total US Government / Agency Mortgage Backed Obligations (Cost $25,570,780,755)					25,902,293,440

US Government Bonds and Notes - 3.8%
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,287,429,625
700,000,000	United States Treasury Notes	2.00%		02/15/2023	696,048,500

Total US Government Bonds and Notes (Cost $1,998,614,542)					1,983,478,125

US Government Sponsored Banks - 0.2%
100,000,000	Federal Home Loan Banks	0.75%	#	01/29/2018	99,985,500

Total US Government Sponsored Banks (Cost $100,000,000)					99,985,500

Short Term Investments - 11.7%
380,475,732	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		380,475,732
300,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/04/2016	300,000,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/05/2016	99,999,600
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/06/2016	149,998,800
122,100,000	Federal Home Loan Bank Discount Notes	0.00%		01/07/2016	122,098,535
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/11/2016	99,997,300
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/26/2016	99,991,400
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/27/2016	99,991,100
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/28/2016	99,990,700
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/05/2016	99,978,700
55,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/10/2016	54,986,415
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/16/2016	199,942,600
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/18/2016	99,970,000
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/19/2016	149,953,950
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/25/2016	99,965,300
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/26/2016	199,929,400
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/01/2016	99,954,100
300,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/02/2016	299,859,900
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/14/2016	99,943,600
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/16/2016	149,913,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/21/2016	99,938,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/28/2016	99,932,300
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/31/2016	99,929,900
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/08/2016	99,910,300
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/14/2016	99,904,600
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/19/2016	199,799,800
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/27/2016	99,892,300
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/29/2016	99,890,400
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		05/27/2016	99,836,000
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		06/06/2016	149,704,800
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		06/14/2016	99,793,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/01/2016	99,716,600
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/07/2016	49,853,550
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/06/2016	99,586,600
50,000,000	Federal Home Loan Banks	0.26%		01/22/2016	50,003,500
100,000,000	Federal Home Loan Banks	0.22%		04/07/2016	99,956,800
76,000,000	Federal Home Loan Banks	0.50%		09/28/2016	75,877,565
100,000,000	Federal Home Loan Banks	0.40%		10/28/2016	99,770,300
100,000,000	Federal Home Loan Banks	0.55%		11/25/2016	99,882,600
100,000,000	Federal Home Loan Mortgage Corporation	2.00%		08/25/2016	100,817,500
100,000,000	Federal National Mortgage Association	5.00%		03/15/2016	100,934,800
50,000,000	Federal National Mortgage Association	0.63%		08/26/2016	50,009,300
100,000,000	Federal National Mortgage Association Discount Notes	0.00%		01/25/2016	99,991,800
379,375,863	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		379,375,863
378,275,994	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		378,275,994

Total Short Term Investments (Cost $6,040,355,754)					6,039,524,304

Total Investments - 101.5% (Cost $52,561,488,614)					52,531,513,234
Liabilities in Excess of Other Assets - (1.5)%					(775,431,654)

NET ASSETS - 100.0%					$51,756,081,580

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $8,018,789,593 or 15.5% of net assets.

¥	Illiquid security. At December 31, 2015, the value of these securities amounted to $648,528,639 or 1.3% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2015.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

P/O	Principal only security

¿	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$52,739,629,083

Gross Tax Unrealized Appreciation	877,945,947
Gross Tax Unrealized Depreciation	(1,086,061,796)

Net Tax Unrealized Appreciation (Depreciation)	$(208,115,849)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	50.0%
Non-Agency Residential Collateralized Mortgage Obligations	22.0%
Short Term Investments	11.7%
Non-Agency Commercial Mortgage Backed Obligations	7.6%
Collateralized Loan Obligations	4.5%
US Government Bonds and Notes	3.8%
Asset Backed Obligations	1.7%
US Government Sponsored Banks	0.2%
Other Assets and Liabilities	(1.5)%

100.0%

DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.0%
7,000,000	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	6,986,000
5,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	4,896,000
14,887,500	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	14,767,047
9,925,000	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	9,914,974
7,855,586	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	7,785,671
9,896,239	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	9,783,421

Total Asset Backed Obligations (Cost $54,474,873)					54,133,113

Bank Loans - 2.4%
1,433,748	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/28/2022	1,391,638
1,425,100	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	1,415,488
1,414,071	Alere, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/20/2022	1,404,498
1,411,463	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/28/2022	1,403,530
1,426,162	Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	1,402,388
1,411,843	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	1,376,547
1,420,522	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	08/20/2019	1,399,214
1,383,970	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	1,365,522
1,421,702	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	1,401,442
1,220,241	Arizona Chemical, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/11/2021	1,217,953
796,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/04/2022	729,932
960,769	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	902,825
1,430,000	Avago Technologies Finance Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/11/2022	1,417,602
1,405,000	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	1,406,314
1,398,715	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	1,400,114
1,550,130	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	1,282,174
723,339	Builders Firstsource, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	07/29/2022	717,009
1,423,465	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	1,412,789
1,443,822	Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.50%	#	05/27/2022	1,380,655
1,406,080	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	1,400,807
1,406,946	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	1,407,825
1,400,000	CCO Safari III LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.50%	#	01/24/2023	1,400,588
1,437,763	Coveris Holdings S.A., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/08/2019	1,400,022
1,982,304	Crosby Acquisition Corporation, Senior Secured 1st Lien Term Loan	4.00%	#	11/23/2020	1,566,020
1,390,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/07/2022	1,390,438
1,419,790	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	1,389,620
1,389,658	DE Master Blenders, Senior Secured 1st Lien Term Loan, Tranche B1	4.25%	#	07/02/2022	1,386,184
1,174,446	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	1,177,382
1,398,842	Duff & Phelps Corporation, Senior Secured 1st Lien Term Loan, Tranche B1	4.75%	#	04/23/2020	1,372,033
1,356,125	EFS Cogen Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	1,315,441
1,405,259	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	1,397,060
1,912,288	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	1,886,788
1,450,000	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	1,433,688
1,443,235	Energy Transfer Equity LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	12/02/2019	1,304,923
1,417,025	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/30/2022	1,402,855
1,400,000	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/28/2022	1,394,050
1,254,811	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	1,112,076
1,389,701	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	1,354,382
1,400,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C1	3.92%	#	03/23/2018	1,384,152
1,431,067	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/27/2020	1,408,406
1,400,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	10/21/2022	1,392,132
539,742	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/05/2021	507,741
1,396,488	Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/04/2021	1,352,268
1,411,239	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	1,403,004
1,391,267	Hillman Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/30/2021	1,348,667
1,400,000	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	1,399,202
1,117,200	Hostess Brands LLC, Senior Secured 1st Lien Term Loan	4.50%	#	08/03/2022	1,114,407
698,250	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	08/05/2022	673,937
1,412,038	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2022	1,391,739
1,430,000	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	1,392,463
330,674	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	328,349
773,776	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	768,337
1,385,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	1,365,956
1,402,187	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	1,400,869
1,017,356	MacDermid, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	5.50%	#	06/05/2020	986,652
1,500,000	Match Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	11/16/2022	1,485,000
1,409,515	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	1,395,420
1,157,913	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	1,152,604
1,400,000	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	12/16/2022	1,378,300
519,206	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	498,007
519,434	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	500,386
1,431,093	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	1,379,216
1,499,303	Neiman Marcus Group LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	1,331,411
1,427,254	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	1,398,709
1,984,827	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	1,458,848
1,500,000	NXP B.V., Guranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/07/2020	1,496,625

1,396,500	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/19/2022	1,359,262
1,204,386	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	1,173,524
1,411,499	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	1,393,855
1,405,000	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/11/2022	1,408,077
1,381,490	Prestige Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	3.50%	#	09/03/2021	1,376,026
1,411,463	Protection One, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	07/01/2021	1,387,199
1,247,670	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	7.50%	#	04/29/2019	1,054,281
1,414,671	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	1,403,326
1,511,764	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	1,382,992
1,416,672	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	1,410,098
1,419,881	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/30/2021	1,372,549
1,570,809	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	1,514,857
1,416,361	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	1,412,820
1,436,222	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	1,383,441
1,405,781	Station Casinos LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/02/2020	1,380,744
1,425,294	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/18/2022	1,409,259
1,047,205	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	1,037,602
1,425,000	Team Health, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/23/2022	1,422,777
1,390,000	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/09/2022	1,391,738
1,068,889	TMS International Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/16/2020	807,011
1,476,709	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	1,450,867
655,606	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	562,182
1,441,144	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	04/09/2021	1,403,314
1,421,461	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	1,394,588
992,500	TWCC Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	5.75%	#	02/11/2020	993,031
1,433,413	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	1,390,804
1,420,503	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	1,392,349
1,410,000	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	1,401,188
1,645,000	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	1,575,088
1,032,300	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BF1	4.00%	#	04/01/2022	995,524
1,300,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.50%	#	06/30/2023	1,274,916
1,456,112	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	1,380,576

Total Bank Loans (Cost $129,276,246)					125,708,488

Collateralized Loan Obligations - 4.3%
875,000	Adams Mill Ltd., Series 2014-1A-D1	3.82%	# ^	07/15/2026	784,836
1,000,000	Adams Mill Ltd., Series 2014-1A-E1	5.32%	# ^	07/15/2026	809,295
2,000,000	Apidos Ltd., Series 2007-5A-B	1.02%	# ^	04/15/2021	1,925,048
2,000,000	Apidos Ltd., Series 2013-16A-A1	1.77%	# ^	01/19/2025	1,986,658
2,950,000	Apidos Ltd., Series 2013-16A-B	3.12%	# ^	01/19/2025	2,870,732
2,000,000	Apidos Ltd., Series 2014-18A-C	3.97%	# ^	07/22/2026	1,846,861
1,000,000	Apidos Ltd., Series 2014-18A-D	5.52%	# ^	07/22/2026	841,790
1,000,000	Apidos Ltd., Series 2014-19A-D	4.07%	# ^	10/17/2026	935,507
1,500,000	Apidos Ltd., Series 2015-20A-B	3.52%	# ^	01/16/2027	1,489,512
1,500,000	Apidos Ltd., Series 2015-20A-C	4.02%	# ^	01/16/2027	1,399,285
2,250,000	Apidos Ltd., Series 2015-21A-C	3.83%	# ^	07/18/2027	2,042,153
2,000,000	ARES Ltd., Series 2013-1A-D	4.07%	# ^	04/15/2025	1,869,223
1,983,263	ARES Ltd., Series 2014-30A-A2	1.17%	# ^	04/20/2023	1,967,168
5,000,000	Babson Ltd., Series 2007-1A-B1	0.87%	# ^	01/18/2021	4,849,281
1,500,000	Babson Ltd., Series 2012-1A-C	4.32%	# ^	04/15/2022	1,500,131
2,000,000	Babson Ltd., Series 2012-IIR	3.96%	# ^	05/15/2023	1,935,846
1,000,000	Babson Ltd., Series 2014-3A-D2	4.72%	# ^	01/15/2026	957,168
2,750,000	Babson Ltd., Series 2015-1A-D1	3.73%	# ^	04/20/2027	2,506,827
5,000,000	Babson Ltd., Series 2015-2A-D	3.89%	# ^	07/20/2027	4,705,694
2,500,000	Betony Ltd., Series 2015-1A-C	3.47%	# ^	04/15/2027	2,459,149
3,000,000	Betony Ltd., Series 2015-1A-D	3.92%	# ^	04/15/2027	2,766,003
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.47%	# ^	07/15/2026	990,643
1,000,000	Birchwood Park Ltd., Series 2014-1A-D2	4.52%	# ^	07/15/2026	978,878
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2	6.72%	# ^	07/15/2026	911,807
1,500,000	BlueMountain Ltd., Series 2012-1A-E	5.82%	# ^	07/20/2023	1,441,469
5,000,000	BlueMountain Ltd., Series 2015-2A-D	3.83%	# ^	07/19/2027	4,568,913
2,000,000	BlueMountain Ltd., Series 2015-2A-E	5.63%	# ^	07/19/2027	1,680,681
4,000,000	BlueMountain Ltd., Series 2015-3A-B	3.43%	# ^	10/20/2027	3,975,265
4,000,000	BlueMountain Ltd., Series 2015-3A-C	3.88%	# ^	10/20/2027	3,710,366
5,000,000	BlueMountain Ltd., Series 2015-4A-C	3.66%	# ^	01/20/2027	4,893,000
4,000,000	BlueMountain Ltd., Series 2015-4A-D1	5.06%	# ^	01/20/2027	3,834,000
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	3.02%	# ^	04/17/2025	1,193,481
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	3.37%	# ^	04/17/2025	2,015,908
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	4.72%	# ^	04/17/2025	983,900
2,500,000	Canyon Capital Ltd., Series 2012-1A-C	3.12%	# ^	01/15/2024	2,400,874
5,000,000	Canyon Capital Ltd., Series 2014-1A-B	2.97%	# ^	04/30/2025	4,797,516
2,750,000	Canyon Capital Ltd., Series 2014-1A-C	3.57%	# ^	04/30/2025	2,447,494
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.47%	# ^	07/27/2026	1,238,346
2,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.52%	# ^	07/27/2026	1,936,129
345,681	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.62%	# ^	05/21/2021	342,927
4,437,996	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.54%	# ^	04/19/2022	4,320,937
2,500,000	Catamaran Ltd., Series 2015-1A-C1	3.42%	# ^	04/22/2027	2,458,978
2,000,000	Cent Ltd., Series 2013-18A-D	3.77%	# ^	07/23/2025	1,818,039
1,500,000	Cent Ltd., Series 2013-18A-E	4.92%	# ^	07/23/2025	1,099,035
1,000,000	Cent Ltd., Series 2014-22A-C	4.09%	# ^	11/07/2026	913,302
2,000,000	Dorchester Park Ltd., Series 2015-1A-C	3.48%	# ^	01/20/2027	1,983,713
1,000,000	Dorchester Park Ltd., Series 2015-1A-D	3.83%	# ^	01/20/2027	942,261
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.92%	# ^	04/12/2020	487,774

2,000,000	Dryden Senior Loan Fund, Series 2013-28A-B1L	3.56%	# ^	08/15/2025	1,823,120
2,000,000	Dryden Senior Loan Fund, Series 2014-33A-B	2.32%	# ^	07/15/2026	1,968,836
2,000,000	Eaton Vance Ltd., Series 2006-8A-B	1.01%	# ^	08/15/2022	1,909,943
1,000,000	Emerson Park Ltd., Series 2013-1A-C1	3.07%	# ^	07/15/2025	968,490
2,000,000	Flatiron Ltd., Series 2014-1A-C	3.62%	# ^	07/17/2026	1,806,184
2,000,000	Four Corners Ltd., Series 2006-3A-D	1.82%	# ^	07/22/2020	1,947,129
1,000,000	Galaxy Ltd., Series 2013-15A-C	2.92%	# ^	04/15/2025	963,848
1,000,000	Galaxy Ltd., Series 2013-15A-D	3.72%	# ^	04/15/2025	903,009
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.52%	# ^	04/17/2022	1,979,553
3,750,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	3.63%	# ^	07/20/2027	3,382,248
1,000,000	Gulf Stream Ltd., Series 2007-1X-B	0.98%	#	06/17/2021	975,100
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.03%	# ^	08/01/2025	696,739
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.97%	# ^	10/22/2025	1,345,264
2,000,000	ING Ltd., Series 2013-3A-A1	1.93%	#	08/01/2020	1,936,948
2,000,000	ING Ltd., Series 2013-3A-B	3.02%	# ^	01/18/2026	1,929,381
2,000,000	Inwood Park Ltd., Series 2006-1A-B	0.71%	# ^	01/20/2021	1,921,519
2,000,000	Jamestown Ltd., Series 2015-6A-A1A	1.97%	# ^	02/20/2027	1,984,559
2,000,000	LCM LP, Series 11A-D2	4.27%	# ^	04/19/2022	1,963,389
1,000,000	LCM LP, Series 12A-E	6.07%	# ^	10/19/2022	966,615
2,850,000	LCM LP, Series 14A-D	3.82%	# ^	07/15/2025	2,647,439
2,500,000	LCM LP, Series 15A-C	3.49%	# ^	08/25/2024	2,468,454
1,000,000	LCM LP, Series 16A-D	3.92%	# ^	07/15/2026	932,050
2,000,000	LCM LP, Series 19A-D	3.77%	# ^	07/15/2027	1,805,917
5,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	0.89%	# ^	03/22/2021	4,763,056
5,000,000	Madison Park Funding Ltd., Series 2007-4A-B	0.96%	# ^	03/22/2021	4,704,715
1,000,000	Madison Park Funding Ltd., Series 2007-4A-D	2.02%	# ^	03/22/2021	945,698
2,750,000	Madison Park Funding Ltd., Series 2007-6A-C	1.32%	# ^	07/26/2021	2,652,798
1,000,000	Madison Park Funding Ltd., Series 2014-13A-D	3.67%	# ^	01/19/2025	926,552
1,000,000	Madison Park Funding Ltd., Series 2014-13X-E	5.32%	#	01/19/2025	825,370
4,750,000	Madison Park Funding Ltd., Series 2014-14A-D	3.92%	# ^	07/20/2026	4,452,326
750,000	Madison Park Funding Ltd., Series 2014-14A-E	5.07%	# ^	07/20/2026	578,401
2,000,000	Madison Park Funding Ltd., Series 2014-15A-C	4.02%	# ^	01/27/2026	1,906,505
3,000,000	Madison Park Funding Ltd., Series 2015-16A-B	3.27%	# ^	04/20/2026	2,959,371
5,000,000	Madison Park Funding Ltd., Series 2015-18A-D2	4.26%	# ^	10/21/2027	4,733,470
1,500,000	Magnetite Ltd., Series 2012-7A-D	5.57%	# ^	01/15/2025	1,387,259
2,000,000	Magnetite Ltd., Series 2014-11A-C	3.92%	# ^	01/18/2027	1,859,705
1,500,000	Magnetite Ltd., Series 2014-8A-C	3.42%	# ^	04/15/2026	1,486,551
1,000,000	Nautique Funding Ltd., Series 2006-1A-C	2.02%	# ^	04/15/2020	980,473
1,500,000	Nomad Ltd., Series 2013-1A-B	3.27%	# ^	01/15/2025	1,451,815
1,500,000	Nomad Ltd., Series 2013-1A-C	3.82%	# ^	01/15/2025	1,401,298
1,000,000	North End Ltd., Series 2013-1A-D	3.82%	# ^	07/17/2025	919,928
2,000,000	OCP Ltd., Series 2013-3A-B	3.07%	# ^	01/17/2025	1,922,633
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.67%	# ^	07/17/2025	1,824,765
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.82%	# ^	07/17/2025	1,610,282
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.82%	# ^	11/22/2025	993,106
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	4.90%	# ^	11/22/2025	982,268
10,000,000	OZLM Funding Ltd., Series 2013-3A-A1	1.65%	# ^	01/22/2025	9,940,594
1,500,000	OZLM Ltd., Series 2015-11A-A2A	2.57%	# ^	01/30/2027	1,492,904
1,000,000	Race Point Ltd., Series 2013-8A-B	2.27%	# ^	02/20/2025	982,664
500,000	Saturn Ltd., Series 2007-1A-D	4.36%	# ^	05/13/2022	487,144
3,000,000	Symphony Ltd., Series 2013-11A-B1	2.52%	# ^	01/17/2025	2,991,387
3,000,000	Symphony Ltd., Series 2013-11A-C	3.47%	# ^	01/17/2025	2,966,702
1,000,000	Thacher Park Ltd., Series 2014-1A-C	3.37%	# ^	10/20/2026	987,606
1,000,000	Thacher Park Ltd., Series 2014-1A-D1	3.85%	# ^	10/20/2026	931,118
1,900,000	Venture Ltd., Series 2006-1A-B	0.97%	# ^	08/03/2020	1,797,469

500,000	Venture Ltd., Series 2012-10A-C	3.57%	# ^	07/20/2022	495,044
2,000,000	Venture Ltd., Series 2012-10A-D	4.52%	# ^	07/20/2022	1,943,836
5,000,000	Venture Ltd., Series 2013-15A-C	3.42%	# ^	07/15/2025	4,896,915
2,500,000	Venture Ltd., Series 2014-17A-C	3.17%	# ^	07/15/2026	2,383,183
1,500,000	WG Horizons, Series 2006-1A-C	2.11%	# ^	05/24/2019	1,464,488
3,000,000	Wind River Ltd., Series 2013-1A-C	3.70%	# ^	04/20/2025	2,748,691

Total Collateralized Loan Obligations (Cost $229,930,303)					222,817,627

Foreign Corporate Bonds - 12.1%
4,300,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	4,482,750
5,200,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	5,421,000
5,000,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	5,180,000
500,000	Aeropuertos Dominicanos	9.75%	# ^	11/13/2019	522,500
1,800,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	1,881,000
2,000,000	AES El Salvador Trust	6.75%		03/28/2023	1,795,000
3,050,000	AES Gener S.A.	5.25%		08/15/2021	3,136,461
3,500,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	3,543,750
5,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	5,568,750
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	739,500
14,820,000	Alibaba Group Holding Ltd.	3.60%		11/28/2024	14,210,038
6,550,000	AstraZeneca PLC	2.38%		11/16/2020	6,513,130
10,835,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	11,943,876
2,600,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	1,696,500
4,700,000	Avianca Holdings S.A.	8.38%		05/10/2020	3,066,750
3,450,000	Banco Continental SAECA	8.88%		10/15/2017	3,523,313
900,000	Banco Davivienda S.A.	5.88%		07/09/2022	901,125
1,000,000	Banco de Costa Rica	5.25%		08/12/2018	1,007,500
2,000,000	Banco de Costa Rica	5.25%	^	08/12/2018	2,015,000
1,575,000	Banco de Credito del Peru	6.13%	#	04/24/2027	1,653,750
2,500,000	Banco do Brasil S.A.	8.50%	#†	10/20/2020	2,131,250
4,500,000	Banco do Brasil S.A.	9.00%	# ^†	06/18/2024	2,970,000
2,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	1,915,000
4,005,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	4,065,075
8,300,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	8,383,000
2,300,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	2,271,250
1,500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	1,481,250
3,500,000	Banco Nacional de Comercio Exterior S.N.C.	4.38%	^	10/14/2025	3,465,000
2,650,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	2,636,750
5,450,000	Banco Regional SAECA	8.13%		01/24/2019	5,572,625
400,000	Banco Regional SAECA	8.13%	^	01/24/2019	409,000
7,000,000	Banco Santander	5.95%	#	01/30/2024	7,210,000
7,500,000	Bancolombia S.A.	6.13%		07/26/2020	7,743,750
7,050,000	Bank of Montreal	2.38%		01/25/2019	7,114,225
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,206,250
4,000,000	BBVA Banco Continental S.A.	5.25%	#	09/22/2029	3,900,000
7,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	6,973,750
5,700,000	BBVA Bancomer S.A.	5.35%	# ^	11/12/2029	5,614,500
2,557,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	2,518,645
1,250,000	BBVA Colombia S.A.	4.88%	^	04/21/2025	1,200,000
6,990,000	BP Capital Markets PLC	3.06%		03/17/2022	6,859,895
1,000,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	780,000
3,300,000	Braskem Finance Company	7.13%		07/22/2041	2,475,000
12,176,000	British Telecommunications PLC	5.95%		01/15/2018	13,134,957
650,000	Camposol S.A.	9.88%		02/02/2017	484,250
1,500,000	Camposol S.A.	9.88%	^	02/02/2017	1,117,500
600,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	626,956
3,200,000	Cementos Progreso Trust	7.13%		11/06/2023	3,192,000
3,500,000	Cencosud S.A.	5.50%		01/20/2021	3,578,449
3,195,000	Cencosud S.A.	4.88%		01/20/2023	3,028,128
500,000	Cencosud S.A.	6.63%		02/12/2045	441,836
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,105,000
2,000,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	1,350,000
1,900,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,282,500
7,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	6,849,885
200,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	211,753
1,000,000	Colbun S.A.	6.00%		01/21/2020	1,084,055
4,000,000	Comcel Trust	6.88%	^	02/06/2024	3,100,000
2,400,000	Comcel Trust	6.88%		02/06/2024	1,860,000
5,800,000	Comision Federal de Electricidad	6.13%		06/16/2045	5,321,500
8,000,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	7,500,000
3,000,000	Corpbanca S.A.	3.88%		09/22/2019	2,979,759
1,500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	1,393,125
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,250,625
4,000,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	3,300,000
3,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	2,996,250
2,650,000	Corporacion Financiera de Desarrollo S.A.	5.25%	#	07/15/2029	2,610,250
2,000,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	1,615,000
3,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	2,985,000
5,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	5,150,000
5,200,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	5,245,500
500,000	Digicel Ltd.	7.00%		02/15/2020	461,250
3,000,000	Digicel Ltd.	8.25%		09/30/2020	2,490,000
5,100,000	Digicel Ltd.	7.13%		04/01/2022	3,850,500

3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	2,944,500
100,000	E.CL S.A.	5.63%		01/15/2021	108,204
3,400,000	Ecopetrol S.A.	4.13%		01/16/2025	2,728,500
1,300,000	Ecopetrol S.A.	7.38%		09/18/2043	1,095,250
11,900,000	Ecopetrol S.A.	5.88%		05/28/2045	8,508,500
3,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	3,605,000
16,000,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	14,320,608
10,000,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	9,234,640
600,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	675,000
5,800,361	ENA Norte Trust	4.95%		04/25/2023	5,940,272
3,700,000	ENTEL Chile S.A.	4.75%		08/01/2026	3,475,647
1,500,000	ENTEL Chile S.A.	4.75%	^	08/01/2026	1,409,046
3,800,000	ESAL GmbH	6.25%	^	02/05/2023	3,372,500
2,100,000	ESAL GmbH	6.25%		02/05/2023	1,863,750
2,937,610	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	2,761,353
3,769,932	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	3,543,736
1,000,000	Freeport-McMoRan Copper & Gold, Inc.	4.00%		11/14/2021	605,000
800,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	460,000
10,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	5,250,000
3,000,000	Global Bank Corporation	4.75%		10/05/2017	3,024,075
6,500,000	Global Bank Corporation	5.13%		10/30/2019	6,451,250
5,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,962,500
1,900,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	1,902,375
5,000,000	GNL Quintero S.A.	4.63%		07/31/2029	4,748,705
1,600,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	704,000
8,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	7,535,040
1,950,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	2,003,508
3,950,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	4,068,500
4,350,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	3,893,250
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	4,975,000
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,875,550
600,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	576,750
4,000,000	GrupoSura Finance S.A.	5.70%		05/18/2021	4,195,000
12,000,000	Guanay Finance Ltd.	6.00%		12/15/2020	11,910,000
4,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	4,191,624
1,500,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,498,743
800,000	Industrial Senior Trust	5.50%	^	11/01/2022	741,000
7,700,000	Industrial Senior Trust	5.50%		11/01/2022	7,132,125
1,000,000	Inkia Energy Ltd.	8.38%		04/04/2021	979,000
1,800,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	1,762,200
2,800,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,803,500
2,300,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,302,875
2,715,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	2,144,850
300,000	Intercorp Peru Ltd.	5.88%		02/12/2025	286,500
2,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	1,953,048
1,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,058,080
2,100,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	2,146,683
200,000	JBS Investments GmbH	7.25%	^	04/03/2024	182,500
3,800,000	JBS Investments GmbH	7.25%		04/03/2024	3,467,500
6,000,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	5,385,000
9,300,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	9,067,500
485,000	Maestro Peru S.A.	6.75%		09/26/2019	511,675
1,600,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	880,000
2,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	1,930,000
2,900,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	2,595,500
5,100,000	Marfrig Holdings B.V.	6.88%		06/24/2019	4,564,500
2,200,000	Mexichem S.A.B. de C.V.	5.88%		09/17/2044	1,853,500
7,455,448	Mexico Generadora de Energia	5.50%		12/06/2032	6,672,626
3,500,000	Minerva Luxembourg S.A.	8.75%	# ^†	04/03/2019	3,237,500
4,800,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	4,440,000
1,300,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	1,228,500
300,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	283,500
3,000,000	Minsur S.A.	6.25%		02/07/2024	2,775,000
311,175	Nakilat, Inc.	6.27%		12/31/2033	344,803
5,300,000	OAS Financial Ltd.	8.88%	# ^†Ω	04/25/2018	291,500
1,500,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	82,500
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	879,750
1,500,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	811,875
4,101,000	Orange S.A.	2.75%		09/14/2016	4,147,673
2,592,000	Orange S.A.	2.75%		02/06/2019	2,630,898
11,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	11,210,705
1,500,000	Pacific Rubiales Energy Corporation	5.13%	^	03/28/2023	307,500
4,700,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	963,500
5,000,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	1,025,000
1,000,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	205,000
5,800,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	4,420,818
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,125,000
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	625,000
3,000,000	Petroleos Mexicanos	5.50%		01/21/2021	3,033,600
1,000,000	Petroleos Mexicanos	4.50%	^	01/23/2026	881,000
2,000,000	Petroleos Mexicanos	6.38%		01/23/2045	1,702,762
15,010,000	Petroleos Mexicanos	5.63%	^	01/23/2046	11,541,939
2,960,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	2,911,900

1,715,000	Royal Bannk of Canada	2.00%		12/10/2018	1,714,297
200,000	Sinopec Group Overseas Development Ltd.	2.75%		04/10/2019	200,903
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	960,000
200,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	199,131
500,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	440,000
1,500,000	Southern Copper Corporation	7.50%		07/27/2035	1,407,755
6,000,000	Southern Copper Corporation	6.75%		04/16/2040	5,154,588
3,800,000	Southern Copper Corporation	5.25%		11/08/2042	2,756,862
2,850,000	Southern Copper Corporation	5.88%		04/23/2045	2,193,924
8,000,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	7,840,000
8,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	7,340,000
3,000,000	Tencent Holdings Ltd.	3.80%	^	02/11/2025	2,946,069
8,007,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	7,680,715
7,295,000	Toronto Dominion Bank	1.75%		07/23/2018	7,290,098
12,825,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	12,921,188
1,175,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	1,183,813
3,350,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	2,311,500
3,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	1,880,000
2,150,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	1,988,750
1,400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	1,295,000
2,000,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	1,935,000
2,550,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	2,467,125
10,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	10,130,860
2,500,000	Vedanta Resources PLC	8.25%		06/07/2021	1,466,740
1,800,000	Vedanta Resources PLC	7.13%		05/31/2023	993,560
2,200,000	Vedanta Resources PLC	7.13%	^	05/31/2023	1,214,352
7,800,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	4,992,000
8,000,000	VTR Finance B.V.	6.88%		01/15/2024	7,380,000
7,095,000	Westpac Banking Corporation	2.60%		11/23/2020	7,100,364

Total Foreign Corporate Bonds (Cost $706,937,584)					636,623,291

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.8%
20,000,000	Colombia Government International Bond	4.38%		07/12/2021	20,150,000
6,500,000	Mexico Government International Bond	3.50%		01/21/2021	6,613,750
9,266,000	Mexico Government International Bond	4.00%		10/02/2023	9,409,623
1,000,000	Panama Government International Bond	5.20%		01/30/2020	1,087,500
2,500,000	Peruvian Government International Bond	4.13%		08/25/2027	2,462,500

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $40,719,465)					39,723,373

Municipal Bonds - 0.3%
6,100,000	New York State Dormitory Authority	5.00%		03/15/2033	7,196,963
6,800,000	State of California	5.00%		08/01/2033	8,080,644

Total Municipal Bonds (Cost $14,623,892)					15,277,607

Non-Agency Commercial Mortgage Backed Obligations - 7.0%
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	# ^	06/15/2028	1,969,716
118,650,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.38%	# ^ I/O	04/14/2033	3,810,551
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,784,490
3,735,300	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	3,815,459
11,427,934	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.17%	# ^ I/O	09/10/2045	929,610
4,234,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	# ^	02/10/2048	3,341,871
4,259,630	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45%	# I/O	02/10/2048	402,922
5,572,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%		11/13/2048	5,369,274
74,363,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	1.06%	# I/O	11/13/2048	4,498,753
2,602,680	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,629,508
4,626,395	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.40%	# ^ I/O	12/10/2044	445,040
1,081,463	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	1.59%	# ^ I/O	07/10/2046	31,312
28,271,789	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.11%	# I/O	10/15/2045	2,618,872
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	3,426,164
6,073,872	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.80%	# ^	06/11/2027	6,014,341
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	3,929,770
1,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.55%	#	08/12/2048	1,355,659
61,737,017	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.07%	# I/O	10/13/2048	4,447,658
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.31%	#	07/10/2048	3,975,931
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/13/2048	5,445,910
377,415	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	382,231
16,299	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	16,254
6,530,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	6,655,102
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.95%	#	09/15/2039	2,619,109
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	3,927,194
5,135,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.18%	# ^	08/15/2030	5,104,258
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.59%	#	11/18/2048	5,263,233
1,000,000	DBRR Trust, Series 2011-C32-A3B	5.71%	# ^	06/17/2049	1,033,467
5,087,443	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.37%	# ^ I/O	07/10/2044	179,731
4,078,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	4,154,093
3,795,300	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.05%	#	12/10/2049	3,854,511
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,640,053
3,681,100	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	3,773,300
2,600,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.64%	#	04/10/2038	2,597,644
3,182,105	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.03%	# ^ I/O	04/10/2038	7
3,811,500	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	3,786,874
4,653,011	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.64%	# ^ I/O	08/10/2044	201,238
5,568,422	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.06%	# ^ I/O	01/10/2045	489,396

3,741,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.51%	#	11/10/2047	3,679,881
3,748,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.51%	# ^	11/10/2047	3,169,152
986,700	GS Mortgage Securities Corporation, Series 2015-GC32-B	4.40%	#	07/10/2048	1,020,522
99,950,078	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.85%	# I/O	11/10/2048	6,349,589
27,738,473	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.50%	# I/O	05/15/2045	66,717
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	2,544,013
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,027,274
5,568,600	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.69%	#	02/12/2049	5,743,969
5,055,300	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.08%	#	02/12/2051	5,145,699
6,350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.01%	#	02/15/2051	6,687,737
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	# ^ I/O	12/05/2027	169,459
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	1,029,362
10,684,592	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.44%	# ^ I/O	07/15/2046	335,681
31,711,378	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.09%	# I/O	10/15/2045	2,700,097
7,072,830	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.75%	# I/O	06/15/2045	447,034
1,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.58%	# ^	01/15/2032	1,691,884
79,986,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.32%	# I/O	01/15/2049	5,537,159
58,754,367	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.13%	# I/O	02/15/2047	3,329,440
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	2,933,321
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	2,709,809
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	3,668,376
58,613,326	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.01%	# I/O	11/15/2047	3,571,685
50,864,017	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.18%	# I/O	01/15/2048	3,314,803
4,474,600	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.85%	# ^	02/15/2048	3,321,797
34,731,211	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.39%	# I/O	02/15/2048	2,775,621
4,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.31%	#	07/15/2048	4,440,817
52,359,577	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.04%	# I/O	08/17/2048	3,432,479
4,750,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	4,344,243
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/17/2048	6,315,325
3,000,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.90%	# ^	07/15/2044	3,151,680
7,958,310	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.65%	# ^ I/O	11/15/2038	40,260
6,418,262	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.65%	# ^ I/O	11/15/2038	32,469
5,488,832	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	5,549,384
3,050,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.67%	#	05/12/2039	3,043,283
1,600,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,599,564
3,728,700	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	3,798,909
2,805,963	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.80%	# ^ I/O	08/15/2045	191,442
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	3,032,693
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,801,590
39,559,149	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.42%	# I/O	02/15/2048	3,425,355
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	4,324,166
7,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	5,355,684
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.54%	#	12/15/2047	4,313,592
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	# ^	12/15/2047	4,662,759
3,813,300	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.51%	#	03/12/2044	3,808,428
3,462,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.05%	#	12/12/2049	3,634,310
2,325,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	2,342,500
3,818,800	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	3,793,246
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	3,801,019
1,400,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	1,477,613
15,342,322	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.64%	# ^ I/O	09/15/2047	247,021
4,000,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	# ^	07/13/2029	3,735,090
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	# ^	08/11/2029	4,021,198
93,750,000	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.14%	# I/O	12/17/2048	6,518,644
5,617,000	Morgan Stanley Capital, Inc., Series 2015-XLF2-AFSC	3.33%	# ^	08/15/2026	5,611,621
488,425	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.51%	#	08/15/2039	490,170
14,134,606	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.09%	# ^ I/O	08/10/2049	1,300,949
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	2,532,120
15,755,483	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.38%	# I/O	11/15/2048	48,380
1,900,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	1,905,251
5,488,832	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.95%	#	02/15/2051	5,770,757
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	5.95%	#	02/15/2051	2,503,664
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/17/2050	5,466,535
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.14%	#	05/15/2048	2,026,304
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/18/2048	5,113,198
78,949,742	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.13%	# I/O	11/15/2048	6,314,866
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	4,406,726
56,234,129	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.21%	# I/O	05/15/2048	4,151,799
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.49%	#	09/17/2057	3,822,646
5,672,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.76%	#	12/17/2048	5,497,157
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/17/2048	5,773,412
79,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.18%	# I/O	12/17/2048	5,554,660
18,723,489	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.17%	# ^ I/O	11/15/2045	1,741,249
88,335,288	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.18%	# I/O	08/15/2047	6,081,134
56,405,659	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.95%	# I/O	09/15/2057	3,197,090
59,327,351	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.98%	# I/O	11/15/2047	3,612,342

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $377,363,757)					364,047,380

Non-Agency Residential Collateralized Mortgage Obligations - 8.9%
13,783,348	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	3.91%	#	03/25/2037	10,907,928
89,018	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.72%	# ^	11/25/2037	74,349
1,810,071	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	1,823,091
1,709,095	Banc of America Funding Corporation, Series 2005-G-A3	2.87%	#	10/20/2035	1,617,528

855,193	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	856,596
719,960	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	711,194
893,865	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	# ^	04/26/2037	911,259
300,352	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	234,780
5,242,186	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.64%	#	07/25/2037	4,652,243
1,860,384	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,616,924
148,492	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	150,634
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.91%	#	09/25/2036	1,803,272
353,291	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	232,930
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.78%	# ^	11/25/2038	4,684,370
2,663,234	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.86%	# ^	11/25/2036	2,419,867
13,468,257	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.69%	# ^	12/25/2036	12,297,647
1,123,654	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.72%	# ^	09/25/2047	1,120,540
238,005	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	210,263
111,251	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	93,230
238,481	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	207,432
13,748,063	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	11,836,333
2,627,255	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	2,785,231
298,232	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	283,799
346,589	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	275,497
1,705,899	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,607,852
279,962	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.12%	#	10/25/2035	222,973
566,283	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	496,760
13,180,690	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	11,964,955
2,048,765	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,710,797
2,230,763	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.87%	#	08/25/2037	1,368,510
645,973	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	51.07%	#I/F	08/25/2037	1,516,249
162,997	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	27.96%	#I/F	08/25/2037	251,608
829,451	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	744,473
3,449,753	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.92%	#	09/25/2037	2,198,127
3,388,796	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.08%	#I/F I/O	09/25/2037	919,995
794,773	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	339,230
147,454	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.87%	#	04/25/2036	132,147
88,036	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	89,050
635,042	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	589,466
1,246,700	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	1,138,533
543,205	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	528,935
1,439,304	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	1,343,783
153,038	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	140,144
2,268,166	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	2,070,083
5,819,622	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	4,987,010
204,403	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	195,956
175,393	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	139,516
64,219	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	63,685
7,338,209	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	# ^	06/26/2037	7,210,542
11,963,167	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1-A1	2.50%	# ^	03/25/2043	11,326,200
24,375,080	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4	3.49%	# ^	07/25/2043	24,389,156
19,319,321	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	# ^	07/26/2055	19,122,053
33,750,894	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	33,157,965
16,826,386	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	14,252,591
2,007,616	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.66%	# ^I/F	04/15/2036	2,276,430
225,886	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	13.97%	# ^I/F	04/15/2036	275,262
1,628,396	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.66%	# ^I/F	04/15/2036	1,907,497
577,593	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	482,816
5,194,989	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	4,117,825
134,909	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	124,683
440,844	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	463,271
1,948,699	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,692,252
1,674,637	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,267,968
76,332	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	73,308
7,585,622	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	6,925,756
1,085,195	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,038,683
24,593	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	24,662
36,887,764	Impac Secured Assets Trust, Series 2006-5-1A1C	0.69%	#	02/25/2037	28,512,593
435,254	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	325,276
9,530,343	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	7,817,148
1,228,384	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	1,161,312
1,700,179	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	1,644,434
420,419	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	372,278
1,267,518	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	1,269,645
2,727,904	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	2,569,461
909,454	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	678,688
65,457	Lehman Mortgage Trust, Series 2006-9-1A19	28.74%	#I/F	01/25/2037	96,501
1,059,540	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	839,560
239,991	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	190,464
151,337	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	147,183
64,902	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	49,075
202,238	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	200,313
4,048,490	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	3,926,281
219,709	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	224,364
1,712,375	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	1,745,653
4,618,448	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.24%	#	06/25/2036	3,891,838
2,800,002	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	# ^	05/26/2037	2,544,555

261,044	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	147,954
685,770	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	371,186
1,226,625	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	631,796
79,749	Option One Mortgage Loan Trust, Series 2004-3-M3	1.40%	#	11/25/2034	72,356
746,079	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	672,905
13,047,168	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	#	10/25/2049	13,416,403
347,210	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	359,114
568,690	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	523,401
119,299	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	120,537
650,668	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	528,231
7,100,083	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	6,049,284
7,110,138	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	6,119,894
1,445,920	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,226,952
354,807	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	347,919
2,151,429	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,704,400
7,461,334	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	6,433,853
514,381	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	517,797
274,694	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	240,559
373,315	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	304,257
85,381	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	75,899
2,068,513	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,213,525
197,809	Residential Asset Securitization Trust, Series 2006-R1-A1	26.71%	#I/F	01/25/2046	352,191
184,826	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	165,985
949,211	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	890,880
1,776,892	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,629,892
1,264,733	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,151,963
50,917,273	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.00%	# ^¥	02/25/2054	36,803,631
9,693,010	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	3.57%	^¥	12/26/2059	8,577,877
16,137,218	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.59%	^¥	10/25/2044	15,095,609
1,336,808	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	1,394,047
2,006,326	Structured Asset Securities Corporation, Series 2005-14-1A1	0.72%	#	07/25/2035	1,709,134
1,889,017	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	1,915,365
1,868,348	Structured Asset Securities Corporation, Series 2005-RF1-A	0.77%	# ^	03/25/2035	1,563,343
1,887,579	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.02%	# ^ I/O	03/25/2035	300,865
193,970	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	181,328
1,719,664	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,574,790
3,430,008	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	3,043,860
5,589,385	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.66%	#	10/25/2036	3,427,333
4,569,069	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	1.90%	#	01/25/2047	4,145,420
3,132,878	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	2,679,712
207,189	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	36.95%	#I/F	06/25/2037	464,251
11,916,141	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	8,116,132
2,171,546	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	2,112,747
2,071,146	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	2,113,826
106,011	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	2.74%	#	08/25/2035	101,430
174,728	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.73%	#	10/25/2035	168,709
798,531	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	817,315
1,796,473	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	1,741,507
1,719,730	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	1,719,795
2,040,248	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	1,958,783
2,913,369	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	2,892,252
3,413,838	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	3,467,852
846,800	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	823,372
208,780	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	209,741
28,383,103	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	# ^	08/20/2045	28,423,009

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $466,490,674)					467,714,484

US Corporate Bonds - 13.6%
4,054,000	21st Century Fox America, Inc.	4.75%		09/15/2044	3,913,355
7,441,000	AbbVie, Inc.	4.70%		05/14/2045	7,305,447
6,861,000	Actavis Funding SCS	2.35%		03/12/2018	6,872,863
1,823,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	1,914,150
7,255,000	Air Lease Corporation	3.75%		02/01/2022	7,135,902
2,201,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	1,969,895
2,337,000	Alere, Inc.	6.50%		06/15/2020	2,255,205
6,660,000	Ally Financial, Inc.	4.13%		03/30/2020	6,643,350
3,595,000	Amazon.com, Inc.	3.80%		12/05/2024	3,748,686
1,935,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	2,031,750
2,645,000	American Express Credit Corporation	2.13%		03/18/2019	2,646,346
11,485,000	American Express Credit Corporation	2.25%		08/15/2019	11,492,603
3,604,000	Amgen, Inc.	2.70%		05/01/2022	3,503,618
7,471,000	Apache Corporation	4.75%		04/15/2043	6,440,973
5,462,000	Apple, Inc.	0.90%		05/12/2017	5,446,111
610,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	606,340
884,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	917,150
2,060,000	Ashland, Inc.	4.75%		08/15/2022	2,011,075
7,600,000	AT&T, Inc.	3.40%		05/15/2025	7,319,697
1,919,000	Audatex North America, Inc.	6.00%	^	06/15/2021	1,940,589
1,955,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	1,972,106
10,634,000	Bank of America Corporation	2.00%		01/11/2018	10,626,641
5,172,000	Baxalta, Inc.	5.25%	^	06/23/2045	5,199,743
7,060,000	BB&T Corporation	2.45%		01/15/2020	7,111,058
7,731,000	Berkshire Hathaway Energy Company	6.50%		09/15/2037	9,441,816

1,260,000	Berry Plastics Corporation	5.50%		05/15/2022	1,256,850
4,592,000	Boeing Company	6.88%		03/15/2039	6,305,358
6,887,000	Boston Properties LP	4.13%		05/15/2021	7,234,249
8,049,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	7,804,737
6,988,000	Cardinal Health, Inc.	1.95%		06/15/2018	6,973,724
2,817,000	CCO Holdings LLC	5.25%		09/30/2022	2,852,212
440,000	CCO Holdings LLC	5.13%	^	05/01/2023	441,650
340,000	CDW LLC	6.00%		08/15/2022	359,975
4,055,000	Celgene Corporation	3.88%		08/15/2025	4,050,162
2,870,000	Cequel Communications LLC	6.38%	^	09/15/2020	2,816,187
4,910,000	Chevron Corporation	1.37%		03/02/2018	4,872,551
2,641,000	Chevron Corporation	1.79%		11/16/2018	2,618,232
6,830,000	Cisco Systems, Inc.	1.65%		06/15/2018	6,860,783
11,040,000	Citigroup, Inc.	2.65%		10/26/2020	10,972,104
3,230,000	Coca Cola Company	1.88%		10/27/2020	3,200,575
3,465,000	Coca-Cola Company	1.65%		11/01/2018	3,496,046
2,200,000	Comcast Corporation	4.20%		08/15/2034	2,183,146
5,300,000	Comcast Corporation	4.40%		08/15/2035	5,342,156
1,983,000	CommScope, Inc.	5.00%	^	06/15/2021	1,908,637
3,620,000	Covidien International Finance S.A.	2.95%		06/15/2023	3,569,820
765,000	CSC Holdings LLC	5.25%		06/01/2024	673,200
990,000	Dana Holding Corporation	5.50%		12/15/2024	965,250
6,399,000	Delphi Corporation	4.15%		03/15/2024	6,463,547
2,119,000	Delphi Corporation	4.25%		01/15/2026	2,133,937
5,489,000	Devon Energy Corporation	6.30%		01/15/2019	5,660,471
565,000	Dollar Tree, Inc.	5.75%	^	03/01/2023	591,837
7,070,000	Dow Chemical Company	3.00%		11/15/2022	6,783,340
7,195,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	7,044,401
2,625,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	748,125
427,000	Energy Gulf Coast, Inc.	11.00%	^	03/15/2020	150,517
720,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	81,900
1,355,000	Energy Partners Ltd.	8.25%		02/15/2018	365,850
7,410,000	Energy Transfer Partners LP	4.75%		01/15/2026	6,390,058
2,575,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	2,497,750
5,673,000	Enterprise Products Operating LLC	3.70%		02/15/2026	5,103,385
1,563,000	EP Energy LLC	9.38%		05/01/2020	1,004,227
600,000	Equinix, Inc.	5.88%		01/15/2026	619,500
7,580,000	FedEx Corporation	4.75%		11/15/2045	7,534,626
5,315,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	5,392,323
965,000	First Data Corporation	7.00%	^	12/01/2023	967,412
1,040,000	First Data Corporation	5.75%	^	01/15/2024	1,027,000
5,320,000	Ford Motor Company	7.45%		07/16/2031	6,578,068
1,290,000	Frontier Communications Corporation	10.50%	^	09/15/2022	1,285,162
2,635,000	Gannett Company, Inc.	4.88%	^	09/15/2021	2,648,175
3,050,000	Gates Global LLC	6.00%	^	07/15/2022	2,211,250
12,665,000	GE Capital International Funding Company	0.96%	^	04/15/2016	12,671,130
1,275,000	General Motors Financial Company, Inc.	2.40%		04/10/2018	1,269,413
7,670,000	General Motors Financial Company, Inc.	3.20%		07/13/2020	7,559,759
14,542,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	14,408,548
7,145,000	Goldman Sachs Group, Inc.	2.60%		04/23/2020	7,135,983
2,050,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	2,111,500
1,215,000	Gray Television, Inc.	7.50%		10/01/2020	1,252,969
1,865,000	HCA, Inc.	5.38%		02/01/2025	1,844,019
850,000	HCA, Inc.	5.88%		02/15/2026	855,312
1,940,000	HD Supply, Inc.	7.50%		07/15/2020	2,027,300
5,225,000	Hewlett Packard Company	3.60%	^	10/15/2020	5,243,157
2,150,000	Hexion Finance Corporation	6.63%		04/15/2020	1,693,125
7,052,000	HJ Heinz Company	1.60%	^	06/30/2017	7,034,645
7,526,000	Home Depot, Inc.	3.35%		09/15/2025	7,704,472
1,285,000	Icahn Enterprises LP	4.88%		03/15/2019	1,276,647
2,365,000	Infor, Inc.	6.50%	^	05/15/2022	2,004,337
10,000,000	International Business Machines Corporation	1.13%		02/06/2018	9,936,680
2,135,000	JBS LLC	5.75%	^	06/15/2025	1,868,125
7,333,000	JP Morgan Chase & Company	2.55%		10/29/2020	7,272,620
7,135,000	JP Morgan Chase & Company	4.25%		10/01/2027	7,141,179
3,189,000	Kellogg Company	7.45%		04/01/2031	4,062,489
5,970,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	5,321,240
9,251,000	Kroger Company	3.40%		04/15/2022	9,385,093
7,277,000	Laboratory Corporation	2.50%		11/01/2018	7,300,803
7,645,000	Laboratory Corporation	4.70%		02/01/2045	7,047,115
1,941,000	Level 3 Communications, Inc.	5.75%		12/01/2022	1,989,525
1,295,000	Levi Strauss & Company	5.00%		05/01/2025	1,295,000
8,869,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	10,109,365
1,035,000	Lifepoint Health, Inc.	5.50%		12/01/2021	1,055,700
1,200,000	Lifepoint Health, Inc.	5.88%		12/01/2023	1,221,000
6,985,000	Lockheed Martin Corporation	4.70%		05/15/2046	7,216,818
3,230,000	McGraw Hill Financial, Inc.	4.40%		02/15/2026	3,313,127
3,338,000	Memorial Productions Partners LP	6.88%		08/01/2022	1,018,090
14,916,000	MetLife, Inc.	4.13%		08/13/2042	14,176,196
7,255,000	Microsoft Corporation	4.45%		11/03/2045	7,500,582
1,995,000	Milacron LLC	7.75%	^	02/15/2021	1,870,312
7,015,000	Morgan Stanley	2.65%		01/27/2020	7,005,060
6,910,000	Morgan Stanley	3.75%		02/25/2023	7,093,191

6,934,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	6,876,996
2,715,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	3,313,924
7,690,000	National Rural Utilities Cooperative Finance Corporation	2.00%		01/27/2020	7,564,553
1,926,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	1,964,520
3,290,000	Novartis Capital Corporation	3.00%		11/20/2025	3,250,142
1,360,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	1,354,900
8,612,000	Oracle Corporation	2.38%		01/15/2019	8,751,024
5,850,000	Oracle Corporation	2.25%		10/08/2019	5,916,357
2,114,000	Phillips 66	5.88%		05/01/2042	2,124,376
705,000	Phillips 66	4.88%		11/15/2044	631,523
770,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	750,750
1,960,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	1,901,200
840,000	Platform Specialty Products Corporation	6.50%	^	02/01/2022	730,800
6,936,000	PNC Funding Corporation	3.30%		03/08/2022	7,108,138
1,310,000	Post Holdings, Inc.	7.38%		02/15/2022	1,370,587
1,395,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	1,408,950
1,010,000	Regal Entertainment Group	5.75%		03/15/2022	1,013,787
2,524,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	2,454,590
2,425,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	2,346,188
7,135,000	Reynolds, Inc.	4.00%		06/12/2022	7,432,729
1,030,000	Rite Aid Corporation	6.13%	^	04/01/2023	1,069,913
1,365,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	1,356,469
1,951,000	Sally Holdings LLC	5.75%		06/01/2022	2,029,040
965,000	Sanchez Energy Corporation	6.13%		01/15/2023	525,925
735,000	Sandridge Energy, Inc.	8.75%	^	06/01/2020	224,175
1,898,000	SBA Communications Corporation	5.63%		10/01/2019	1,985,783
3,550,000	Schlumberger Holdings Corporation	2.35%	^	12/21/2018	3,529,793
2,180,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	2,092,800
2,355,000	Select Medical Corporation	6.38%		06/01/2021	2,072,400
1,852,000	Service Corporation International	5.38%		01/15/2022	1,939,970
2,860,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	2,445,300
2,630,000	Simon Property Group LP	5.65%		02/01/2020	2,949,203
3,853,000	Simon Property Group LP	4.13%		12/01/2021	4,111,436
1,890,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	1,845,113
10,595,000	Southern Company	2.45%		09/01/2018	10,685,545
1,880,000	Southern Star Central Corporation	5.13%	^	07/15/2022	1,560,400
2,020,000	Spectrum Brands, Inc.	5.75%	^	07/15/2025	2,080,600
5,110,000	State Street Corporation	3.55%		08/18/2025	5,277,915
1,260,000	Station Casinos LLC	7.50%		03/01/2021	1,291,500
6,953,000	Synchrony Financial	3.00%		08/15/2019	6,950,615
820,000	Team Health, Inc.	7.25%	^	12/15/2023	850,750
2,130,000	Tenet Healthcare Corporation	6.75%		06/15/2023	1,979,569
1,931,000	Terex Corporation	6.00%		05/15/2021	1,786,175
2,435,000	Tesoro Logistics LP	6.25%	^	10/15/2022	2,319,338
10,415,000	Thermo Fisher Scientific, Inc.	3.30%		02/15/2022	10,409,709
6,360,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	6,381,071
4,105,000	Time Warner, Inc.	3.60%		07/15/2025	4,005,905
1,085,000	T-Mobile USA, Inc.	6.50%		01/15/2026	1,098,009
2,660,000	TransDigm, Inc.	6.00%		07/15/2022	2,613,450
2,753,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	853,430
2,515,000	Tribune Media Company	5.88%	^	07/15/2022	2,521,288
13,875,000	Tyson Foods, Inc.	3.95%		08/15/2024	14,272,089
3,325,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	814,625
1,385,000	United Rentals North America, Inc.	7.63%		04/15/2022	1,487,075
15,520,000	Verizon Communications, Inc.	4.40%		11/01/2034	14,363,713
1,295,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	1,233,488
6,025,000	Waste Management, Inc.	4.10%		03/01/2045	5,622,717
1,475,000	WCI Communities, Inc.	6.88%		08/15/2021	1,557,040
155,000	WellPoint, Inc.	1.88%		01/15/2018	154,419
7,107,000	WellPoint, Inc.	2.30%		07/15/2018	7,099,445
13,985,000	Wells Fargo & Company	3.55%		09/29/2025	14,130,346
6,440,000	Xerox Corporation	2.95%		03/15/2017	6,489,962
6,429,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	6,399,864

Total US Corporate Bonds (Cost $733,341,288)					713,531,966

US Government / Agency Mortgage Backed Obligations - 17.3%
1,369,920	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	1,512,455
791,368	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	864,247
21,368,258	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	21,373,530
55,262,507	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	55,213,933
4,060,640	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	4,516,636
10,506,750	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	10,835,912
5,558,197	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	5,656,349
859,648	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	914,232
101,609	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.63%	#I/F	07/15/2033	116,521
3,743,785	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.52%	#I/F	12/15/2033	4,217,053
204,669	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	226,075
387,207	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.17%	#I/F I/O	07/15/2035	65,502
170,075	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.40%	#I/F I/O	10/15/2035	31,651
646,074	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	718,632
64,820	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	68,832
794,737	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	870,627
215,465	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.75%	#I/F I/O	02/15/2037	27,558

1,402,026	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.67%	#I/F I/O	11/15/2037	182,131
1,499,029	Federal Home Loan Mortgage Corporation, Series 3384-S	6.06%	#I/F I/O	11/15/2037	198,205
1,628,151	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.85%	#I/F I/O	02/15/2038	186,818
178,058	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.32%	#I/F I/O	03/15/2038	20,757
178,058	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.32%	#I/F I/O	03/15/2038	19,914
278,636	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.38%	#	06/15/2038	278,485
690,846	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.62%	#I/F I/O	08/15/2039	70,809
491,137	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.67%	#I/F I/O	10/15/2049	79,733
882,728	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.02%	#I/F I/O	12/15/2039	165,198
479,730	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.02%	#I/F I/O	03/15/2032	71,871
2,300,720	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	2,516,471
844,994	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.44%	#I/F I/O	05/15/2040	143,638
545,163	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	600,877
2,510,807	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,641,763
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,487,406
161,267	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.24%	#I/F	12/15/2040	173,008
683,423	Federal Home Loan Mortgage Corporation, Series 3786-SG	8.84%	#I/F	01/15/2041	693,953
11,384,781	Federal Home Loan Mortgage Corporation, Series 3792-SE	9.20%	#I/F	01/15/2041	11,607,688
2,433,880	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,579,457
81,915	Federal Home Loan Mortgage Corporation, Series 3798-SD	8.94%	#I/F	12/15/2040	83,684
1,908,623	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	2,130,387
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,211,103
3,910,388	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,252,136
2,492,544	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,738,521
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,978,450
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.21%	#I/F	02/15/2041	343,285
3,873,391	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	4,239,893
3,578,648	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,768,665
17,893,242	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	18,810,456
2,698,217	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,161,256
20,091,871	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	21,133,747
5,750,197	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,658,419
23,000,120	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	24,303,316
8,394,376	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	8,326,526
26,633,563	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	24,090,915
11,538,994	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.57%	#I/F I/O	01/15/2054	1,969,983
17,270,010	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	15,441,980
24,374,842	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	24,979,250
17,182,866	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	17,534,043
12,463,048	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	12,448,393
11,157,164	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	11,317,894
10,355,670	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	10,132,127
24,251,506	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	24,981,573
33,811,867	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	34,483,377
47,034,976	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	47,200,774
29,145,949	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	29,606,245
19,721,205	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	20,011,475
850,835	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	953,496
89,774	Federal National Mortgage Association, Series 2003-117-KS	6.68%	#I/F I/O	08/25/2033	5,543
463,926	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	523,359
4,336,436	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	4,741,741
720,097	Federal National Mortgage Association, Series 2006-101-SA	6.16%	#I/F I/O	10/25/2036	135,118
328,056	Federal National Mortgage Association, Series 2006-56-SM	6.33%	#I/F I/O	07/25/2036	60,994
269,373	Federal National Mortgage Association, Series 2007-116-BI	5.83%	#I/F I/O	05/25/2037	45,893
2,934,100	Federal National Mortgage Association, Series 2007-30-FS	27.87%	#I/F	04/25/2037	4,833,111
1,140,875	Federal National Mortgage Association, Series 2007-30-OI	6.02%	#I/F I/O	04/25/2037	223,289
219,231	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	237,011
252,391	Federal National Mortgage Association, Series 2008-62-SC	5.58%	#I/F I/O	07/25/2038	33,617
1,480,524	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	1,559,753
78,262	Federal National Mortgage Association, Series 2009-111-SE	5.83%	#I/F I/O	01/25/2040	10,473
147,482	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	162,510
214,718	Federal National Mortgage Association, Series 2009-48-WS	5.53%	#I/F I/O	07/25/2039	23,958
1,092,231	Federal National Mortgage Association, Series 2009-62-PS	5.68%	#I/F I/O	08/25/2039	134,596
2,362,512	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	2,553,766
560,781	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	589,816
269,435	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	293,638
55,491	Federal National Mortgage Association, Series 2010-109-BS	52.32%	#I/F	10/25/2040	202,465
996,697	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,028,792
509,866	Federal National Mortgage Association, Series 2010-121-SD	4.08%	#I/F I/O	10/25/2040	52,116
29,336	Federal National Mortgage Association, Series 2010-137-VS	14.27%	#I/F	12/25/2040	43,721
2,441,993	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,551,048
184,377	Federal National Mortgage Association, Series 2010-31-SA	4.58%	#I/F I/O	04/25/2040	18,765
194,964	Federal National Mortgage Association, Series 2010-34-PS	4.51%	#I/F I/O	04/25/2040	20,217
326,988	Federal National Mortgage Association, Series 2010-35-SP	5.93%	#I/F I/O	04/25/2050	57,780
150,560	Federal National Mortgage Association, Series 2010-35-SV	6.03%	#I/F I/O	04/25/2040	17,962
5,117,419	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	5,439,737
403,189	Federal National Mortgage Association, Series 2010-59-PS	6.03%	#I/F I/O	03/25/2039	46,897
470,475	Federal National Mortgage Association, Series 2010-59-SC	4.58%	#I/F I/O	01/25/2040	50,895
2,407,034	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	2,533,557
396,378	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	437,258
929,426	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	990,923
532,133	Federal National Mortgage Association, Series 2010-90-GS	5.58%	#I/F I/O	08/25/2040	69,141
57,791	Federal National Mortgage Association, Series 2010-99-SG	23.78%	#I/F	09/25/2040	92,145

7,148,393	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	7,363,361
15,282,504	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	15,677,086
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,564,325
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,058,245
2,510,673	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	2,683,259
5,616,384	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	5,721,944
23,233,603	Federal National Mortgage Association, Series 2013-45-LZ	3.00%		05/25/2043	21,671,064
29,833,420	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	27,432,841
16,695,015	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	17,163,701
23,904,166	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	21,275,788
8,001,609	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	7,094,613
43,784,562	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	45,071,960
634,559	Federal National Mortgage Association, Series 400-S4	5.03%	#I/F I/O	11/25/2039	85,457
269,967	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	298,785
229,140	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	253,152
1,781,357	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	1,967,349
945,142	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	1,044,107
1,358,143	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	1,499,714
250,566	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	274,283
1,626,286	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	1,830,537
1,549,471	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	1,713,921
1,371,056	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	1,467,269
132,840	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	138,878
18,611,141	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	18,663,704
67,104	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	72,170
36,591	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	39,758
1,955,799	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	2,074,658
38,612,062	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	38,643,895
1,102,598	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,191,160
90,504	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	101,230
809,188	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	879,136
47,046	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	50,135
30,203,856	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	30,799,590
14,405,691	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	14,287,028
734,475	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	809,920
271,875	Government National Mortgage Association, Series 2003-67-SP	6.74%	#I/F I/O	08/20/2033	83,122
282,190	Government National Mortgage Association, Series 2008-82-SM	5.65%	#I/F I/O	09/20/2038	47,529
3,759,077	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	4,059,787
4,354,205	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,692,226
4,634,308	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,950,713
5,463,803	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	6,055,785
14,242,393	Government National Mortgage Association, Series 2010-113-SM	5.65%	#I/F I/O	09/20/2040	2,301,042
115,264	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	128,023
7,426,908	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,945,748
8,390,271	Government National Mortgage Association, Series 2011-70-WS	8.90%	#I/F	12/20/2040	9,323,909
12,285,864	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	13,097,802
29,694,732	Government National Mortgage Association, Series 2013-117-MS	5.75%	#I/F I/O	02/20/2043	4,553,993
12,877,712	Government National Mortgage Association, Series 2013-122-SB	5.76%	#I/F I/O	08/16/2043	2,220,038
60,364,451	Government National Mortgage Association, Series 2013-169-SE	5.71%	#I/F I/O	11/16/2043	9,450,127
20,274,943	Government National Mortgage Association, Series 2014-102-TS	5.20%	#I/F I/O	07/20/2044	2,858,775
17,024,384	Government National Mortgage Association, Series 2014-118-PS	5.80%	#I/F I/O	08/20/2044	2,690,779
14,896,336	Government National Mortgage Association, Series 2014-118-SA	5.80%	#I/F I/O	08/20/2044	2,431,243

Total US Government / Agency Mortgage Backed Obligations (Cost $894,399,922)					908,915,565

US Government Bonds and Notes - 21.4%
133,400,000	United States Treasury Bonds	2.75%		11/15/2042	126,966,518
70,100,000	United States Treasury Bonds	3.00%		11/15/2044	69,730,293
150,400,000	United States Treasury Notes	0.38%		03/31/2016	150,427,674
145,200,000	United States Treasury Notes	0.50%		06/30/2016	145,185,480
16,200,000	United States Treasury Notes	1.00%		05/15/2018	16,123,941
152,405,253	United States Treasury Notes	0.13%		04/15/2019	151,472,228
106,100,000	United States Treasury Notes	2.25%		03/31/2021	108,305,182
13,300,000	United States Treasury Notes	1.88%		11/30/2021	13,249,646
104,900,000	United States Treasury Notes	1.75%		03/31/2022	103,313,073
90,400,000	United States Treasury Notes	1.75%		05/15/2023	88,084,404
2,000,000	United States Treasury Notes	2.38%		08/15/2024	2,021,024
146,300,000	United States Treasury Notes	2.25%		11/15/2024	146,237,091

Total US Government Bonds and Notes (Cost $1,125,359,112)					1,121,116,554

Affiliated Mutual Funds - 0.9% (a)
5,000,000	DoubleLine Long Duration Total Return Bond Fund				49,100,000

Total Affiliated Mutual Funds (Cost $50,000,000)					49,100,000

Short Term Investments - 7.9%
138,000,717	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		138,000,717
138,000,718	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		138,000,718
138,000,718	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		138,000,718

Total Short Term Investments (Cost $414,002,153)					414,002,153

Total Investments - 97.9% (Cost $5,236,919,269)					5,132,711,601
Other Assets in Excess of Liabilities - 2.1%					109,868,622

NET ASSETS - 100.0%					$ 5,242,580,223

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $825,072,950 or 15.7% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2015.

†	Perpetual Maturity

Ω	Issuer is in default of interest payments.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¥	Illiquid security. At December 31, 2015, the value of these securities amounted to $60,477,117 or 1.2% of net assets.

(a)	Institutional class shares held

¿	Seven-day yield as of December 31, 2015

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$ 5,242,271,421

Gross Tax Unrealized Appreciation	31,181,693
Gross Tax Unrealized Depreciation	(140,741,513)

Net Tax Unrealized Appreciation (Depreciation)	$ (109,559,820)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government Bonds and Notes	21.4%
US Government / Agency Mortgage Backed Obligations	17.3%
US Corporate Bonds	13.6%
Foreign Corporate Bonds	12.1%
Non-Agency Residential Collateralized Mortgage Obligations	8.9%
Short Term Investments	7.9%
Non-Agency Commercial Mortgage Backed Obligations	7.0%
Collateralized Loan Obligations	4.3%
Bank Loans	2.4%
Asset Backed Obligations	1.0%
Affiliated Mutual Funds	0.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.8%
Municipal Bonds	0.3%
Other Assets and Liabilities	2.1%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	84.6%
Mexico	2.1%
Chile	1.8%
Peru	1.8%
Colombia	1.7%
Brazil	0.8%
Guatemala	0.6%
Panama	0.5%
United Kingdom	0.5%
China	0.5%
Singapore	0.4%
Israel	0.4%
Canada	0.4%
Australia	0.3%
Paraguay	0.3%
Jamaica	0.3%
Costa Rica	0.2%
France	0.2%
India	0.1%
Indonesia	0.1%
Hong Kong	0.1%
Netherlands	0.1%
Luxembourg	0.1%
Dominican Republic	0.0%	~
El Salvador	0.0%	~
Qatar	0.0%	~
Germany	0.0%	~
Other Assets and Liabilities	2.1%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government Bonds and Notes	21.4%
US Government / Agency Mortgage Backed Obligations	17.3%
Non-Agency Residential Collateralized Mortgage Obligations	8.9%
Short Term Investments	7.9%
Non-Agency Commercial Mortgage Backed Obligations	7.0%
Banking	5.2%
Collateralized Loan Obligations	4.3%
Oil & Gas	2.1%
Telecommunications	1.7%
Utilities	1.6%
Transportation	1.6%
Technology	1.1%
Media	1.1%
Pharmaceuticals	1.1%
Healthcare	1.0%
Electronics/Electric	1.0%
Asset Backed Obligations	1.0%
Affiliated Mutual Funds	0.9%
Consumer Products	0.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.8%
Finance	0.7%
Business Equipment and Services	0.7%
Automotive	0.7%
Financial Intermediaries	0.6%
Mining	0.6%
Food Products	0.6%
Insurance	0.6%
Chemicals/Plastics	0.6%
Building and Development (including Steel/Metals)	0.6%
Food/Drug Retailers	0.6%
Retailers (other than Food/Drug)	0.4%
Containers and Glass Products	0.4%
Aerospace & Defense	0.3%
Pulp & Paper	0.3%
Real Estate	0.3%
Municipal Bonds	0.3%
Beverage and Tobacco	0.3%
Industrial Equipment	0.3%
Energy	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Leisure	0.2%
Conglomerates	0.1%
Environmental Control	0.1%
Health Care Providers & Services	0.1%
Computers & Electronics	0.1%
Cosmetics/Toiletries	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	2.1%

	100.0%

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 92.4%

Brazil - 7.4%
10,000,000	Banco do Brasil S.A.	9.00%	# ^†	06/18/2024	6,600,000
1,300,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	1,014,000
2,700,000	Braskem Finance Company	7.13%		07/22/2041	2,025,000
4,500,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	3,037,500
2,200,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,485,000
4,131,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	3,335,782
1,000,000	ESAL GmbH	6.25%	^	02/05/2023	887,500
2,890,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	2,893,613
5,000,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	2,200,000
2,000,000	GTL Trade Finance, Inc.	5.89%	^	04/29/2024	1,430,000
1,000,000	JBS Investments GmbH	7.25%	^	04/03/2024	912,500
1,000,000	JBS Investments GmbH	7.25%		04/03/2024	912,500
6,575,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	3,616,250
1,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	965,000
11,000,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	9,845,000
3,500,000	Marfrig Holdings B.V.	6.88%		06/24/2019	3,132,500
7,600,000	Minerva Luxembourg S.A.	8.75%	# ^†	04/03/2019	7,030,000
3,900,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	3,607,500
3,050,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	2,882,250
500,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	472,500
11,000,000	OAS Financial Ltd.	8.88%	# ^†Ω	04/25/2018	605,000
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	2,535,750
3,500,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	1,894,375

					63,319,520

Chile - 16.0%
10,000,000	AES Gener S.A.	5.25%		08/15/2021	10,283,480
6,000,000	Cencosud S.A.	4.88%	^	01/20/2023	5,686,626
1,600,000	Cencosud S.A.	4.88%		01/20/2023	1,516,434
550,000	Cencosud S.A.	6.63%		02/12/2045	486,019
3,000,000	Colbun S.A.	6.00%		01/21/2020	3,252,165
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	7,615,750
26,000,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	23,270,988
13,650,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	12,605,284
6,000,000	ENTEL Chile S.A.	4.75%	^	08/01/2026	5,636,184
500,000	ENTEL Chile S.A.	4.75%		08/01/2026	469,682
11,000,000	GNL Quintero S.A.	4.63%		07/31/2029	10,447,151
21,000,000	Guanay Finance Ltd.	6.00%		12/15/2020	20,842,500
3,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,929,572
10,300,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	9,244,250
300,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	298,696
1,000,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	880,000
11,883,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	11,645,340
11,000,000	VTR Finance B.V.	6.88%		01/15/2024	10,147,500

					137,257,621

Colombia - 11.2%
5,100,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	3,327,750
8,900,000	Avianca Holdings S.A.	8.38%		05/10/2020	5,807,250
5,667,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	5,752,005
12,000,000	Bancolombia S.A.	6.13%		07/26/2020	12,390,000
1,750,000	BBVA Colombia S.A.	4.88%	^	04/21/2025	1,680,000
4,530,000	Ecopetrol S.A.	4.13%		01/16/2025	3,635,325
1,810,000	Ecopetrol S.A.	7.38%		09/18/2043	1,524,925
17,870,000	Ecopetrol S.A.	5.88%		05/28/2045	12,777,050

6,845,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	7,050,350
2,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,250,000
7,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	6,593,160
8,000,000	GrupoSura Finance S.A.	5.70%		05/18/2021	8,390,000
14,600,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	2,993,000
4,000,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	820,000
2,000,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	410,000
935,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	942,012
19,565,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	19,711,738

					96,054,565

Costa Rica - 1.0%
4,500,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	4,505,625
4,500,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	4,505,625

					9,011,250

Dominican Republic - 0.6%
1,300,000	Aeropuertos Dominicanos	9.75%	# ^	11/13/2019	1,358,500
3,700,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	3,866,500

					5,225,000

El Salvador - 0.8%
7,200,000	AES El Salvador Trust	6.75%		03/28/2023	6,462,000

					6,462,000

Guatemala - 6.6%
9,000,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	9,112,500
6,545,000	Agromercantil Senior Trust	6.25%		04/10/2019	6,626,812
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,412,500
600,000	Cementos Progreso Trust	7.13%	^	11/06/2023	598,500
7,250,000	Cementos Progreso Trust	7.13%		11/06/2023	7,231,875
3,146,000	Central American Bottling Corporation	6.75%		02/09/2022	3,201,055
6,000,000	Comcel Trust	6.88%	^	02/06/2024	4,650,000
5,500,000	Comcel Trust	6.88%		02/06/2024	4,262,500
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,464,875
14,000,000	Industrial Senior Trust	5.50%		11/01/2022	12,967,500

					56,528,117

Hong Kong - 0.6%
5,200,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	5,449,111

					5,449,111

India - 1.0%
2,000,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	1,967,500
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	641,236
5,400,000	Vedanta Resources PLC	8.25%		06/07/2021	3,168,158
4,400,000	Vedanta Resources PLC	7.13%	^	05/31/2023	2,428,703

					8,205,597

Indonesia - 1.3%
4,200,000	Freeport-McMoRan Copper & Gold, Inc.	4.00%		11/14/2021	2,541,000
3,800,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	2,185,000
12,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	6,300,000

					11,026,000

Israel - 1.8%
8,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	8,240,000
4,440,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	4,478,850
2,500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	2,645,200
500,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	511,115

					15,875,165

Jamaica - 1.8%
500,000	Digicel Ltd.	7.00%		02/15/2020	461,250
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	5,662,500
12,000,000	Digicel Ltd.	7.13%		04/01/2022	9,060,000

					15,183,750

Mexico - 15.2%
1,000,000	Banco Nacional de Comercio Exterior S.N.C.	4.38%	^	10/14/2025	990,000
15,000,000	Banco Santander	5.95%	#	01/30/2024	15,450,000
7,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	6,973,750
5,000,000	BBVA Bancomer S.A.	5.35%	# ^	11/12/2029	4,925,000
7,600,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	7,486,000
10,500,000	Comision Federal de Electricidad	6.13%		06/16/2045	9,633,750
3,300,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	3,283,500
5,875,219	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	5,522,706
8,323,227	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	7,823,834
5,235,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	5,378,648
1,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	1,030,000
8,407,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	7,524,265
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	8,457,500
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	7,068,480

1,500,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	1,441,875
4,900,000	Mexichem S.A.B. de C.V.	5.88%		09/17/2044	4,128,250
9,432,594	Mexico Generadora de Energia	5.50%		12/06/2032	8,442,172
1,500,000	Petroleos Mexicanos	5.50%		01/21/2021	1,516,800
2,000,000	Petroleos Mexicanos	4.50%	^	01/23/2026	1,762,000
6,000,000	Petroleos Mexicanos	6.38%		01/23/2045	5,108,286
2,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	1,920,000
6,834,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	4,715,460
7,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	4,230,000
2,800,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	2,590,000
3,890,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	3,598,250

					131,000,526

Panama - 5.4%
9,700,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	10,049,200
13,683,638	ENA Norte Trust	4.95%		04/25/2023	14,013,701
5,000,000	Global Bank Corporation	4.75%		10/05/2017	5,040,125
10,600,000	Global Bank Corporation	5.13%	^	10/30/2019	10,520,500
7,000,000	Global Bank Corporation	5.13%		10/30/2019	6,947,500

					46,571,026

Paraguay - 2.9%
6,910,000	Banco Continental SAECA	8.88%		10/15/2017	7,056,838
900,000	Banco Regional SAECA	8.13%	^	01/24/2019	920,250
9,490,000	Banco Regional SAECA	8.13%		01/24/2019	9,703,525
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	367,000
7,600,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	6,973,000

					25,020,613

Peru - 15.3%
9,810,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	10,226,925
9,190,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	9,580,575
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	1,696,500
2,000,000	Banco de Credito del Peru	6.13%	#	04/24/2027	2,100,000
1,000,000	Banco International del Peru S.A.A.	6.63%	# ^	03/19/2029	1,010,000
16,300,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	16,463,000
3,000,000	BBVA Banco Continental S.A.	5.25%	#	09/22/2029	2,925,000
3,000,000	Camposol S.A.	9.88%	^	02/02/2017	2,235,000
2,818,000	Camposol S.A.	9.88%		02/02/2017	2,099,410
900,000	Compania Minera Ares S.A.C.	7.75%	^	01/23/2021	843,750
11,100,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	10,406,250
6,300,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	5,197,500
2,000,000	Corporacion Financiera de Desarrollo S.A.	5.25%	#	07/15/2029	1,970,000
2,900,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	2,839,100
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,860,100
7,800,000	Intercorp Peru Ltd.	5.88%		02/12/2025	7,449,000
6,000,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	5,850,000
5,300,000	Minsur S.A.	6.25%		02/07/2024	4,902,500
21,132,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	16,107,022
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	2,562,500
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	1,706,250
2,000,000	Southern Copper Corporation	7.50%		07/27/2035	1,877,006
4,800,000	Southern Copper Corporation	6.75%		04/16/2040	4,123,670
7,000,000	Southern Copper Corporation	5.25%		11/08/2042	5,078,430
4,440,000	Southern Copper Corporation	5.88%		04/23/2045	3,417,903
2,000,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	1,935,000
8,138,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	5,208,320

					131,670,711

Qatar - 0.1%
761,044	Nakilat, Inc.	6.27%		12/31/2033	843,290

					843,290

Singapore - 3.4%
16,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	16,306,480
13,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	13,170,118

					29,476,598

Total Foreign Corporate Bonds (Cost $905,450,879)					794,180,460

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 4.2%

Colombia - 4.2%
36,000,000	Colombia Government International Bond	4.38%		07/12/2021	36,270,000

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $37,919,025)					36,270,000

Short Term Investments - 2.1%
5,903,483	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		5,903,483
5,903,483	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		5,903,483
5,903,483	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		5,903,483

Total Short Term Investments (Cost $17,710,449)	17,710,449

Total Investments - 98.7% (Cost $961,080,353)	848,160,909
Other Assets in Excess of Liabilities - 1.3%	11,383,139

NET ASSETS - 100.0%	$ 859,544,048

#	Variable rate security. Rate disclosed as of December 31, 2015.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $189,132,880 or 22.0% of net assets.

†	Perpetual Maturity

Ω	Issuer is in default of interest payments.

♦	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$ 961,182,660

Gross Tax Unrealized Appreciation	1,485,757
Gross Tax Unrealized Depreciation	(114,507,508)

Net Tax Unrealized Appreciation (Depreciation)	$ (113,021,751)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

Chile	16.0%
Colombia	15.4%
Peru	15.3%
Mexico	15.2%
Brazil	7.4%
Guatemala	6.6%
Panama	5.4%
Singapore	3.4%
Paraguay	2.9%
United States	2.1%
Israel	1.8%
Jamaica	1.8%
Indonesia	1.3%
Costa Rica	1.0%
India	1.0%
El Salvador	0.8%
Hong Kong	0.6%
Dominican Republic	0.6%
Qatar	0.1%
Other Assets and Liabilities	1.3%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	22.4%
Utilities	14.0%
Transportation	13.4%
Oil & Gas	8.3%
Mining	6.2%
Finance	6.0%
Consumer Products	5.7%
Telecommunications	5.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	4.2%
Chemicals/Plastics	2.6%
Building and Development (including Steel/Metals)	2.4%
Short Term Investments	2.1%
Media	1.3%
Food/Drug Retailers	1.0%
Retailers (other than Food/Drug)	0.9%
Conglomerates	0.6%
Construction	0.6%
Beverage and Tobacco	0.6%
Pulp & Paper	0.3%
Technology	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Real Estate	0.1%
Other Assets and Liabilities	1.3%

100.0%

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.6%
734,808	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	730,252
1,000,000	AVANT Loans Funding Trust, Series 2015-A-B	6.00%	^	08/16/2021	996,000
336,321	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	334,942
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	979,200
500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	475,300
413,452	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	409,772

Total Asset Backed Obligations (Cost $3,984,649)					3,925,466

Collateralized Loan Obligations - 4.3%
401,525	Babson Ltd., Series 2007-1A-A1	0.54%	# ^	01/18/2021	397,483
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	4.72%	# ^	04/17/2025	787,120
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	0.00%	#^@	04/17/2025	418,828
345,681	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.62%	# ^	05/21/2021	342,927
1,000,000	Cent Ltd., Series 2013-18A-D	3.77%	# ^	07/23/2025	909,020
1,000,000	Cent Ltd., Series 2013-18A-E	4.92%	# ^	07/23/2025	732,690
1,000,000	Cent Ltd., Series 2013-18A-SUB	2.70%	#^@	07/23/2025	542,851
500,000	Cent Ltd., Series 2014-22A-C	4.09%	# ^	11/07/2026	456,651
204,471	ColumbusNova Ltd., Series 2006-1A-A	0.58%	# ^	07/18/2018	204,592
500,000	Madison Park Funding Ltd., Series 2014-13A-D	3.67%	# ^	01/19/2025	463,276
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.01%	# ^	11/14/2026	465,192
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.96%	# ^	11/14/2026	450,892
286,344	Saturn Ltd., Series 2007-1A-A1	0.58%	# ^	05/13/2022	283,983

Total Collateralized Loan Obligations (Cost $7,944,429)					6,455,505

Municipal Bonds - 1.2%
2,500,000	Commonwealth of Puerto Rico	8.00%		07/01/2035	1,818,750

Total Municipal Bonds (Cost $2,262,381)					1,818,750

Non-Agency Residential Collateralized Mortgage Obligations - 6.6%
280,455	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.49%	#	03/25/2036	213,621
510,704	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	332,325
49,546	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	41,867
2,761,239	BCAP LLC Trust, Series 2009-RR4-1A2	2.84%	# ^	06/26/2037	1,407,721
287,196	ChaseFlex Trust, Series 2007-M1-2F4	4.51%	#	08/25/2037	242,496
60,451	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	60,601
257,486	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	265,710
322,045	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	282,988
122,672	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	110,182
851,520	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	424,071
26,080	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	27.96%	#I/F	08/25/2037	40,257
18,064	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	26.71%	#I/F	09/25/2037	30,195
297,290	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	271,496
15,304	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	14,284
181,453	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	165,607
49,132	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	45,274
378,646	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	# ^	04/26/2037	358,902
178,621	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.66%	# ^I/F	04/15/2036	202,538
325,679	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.66%	# ^I/F	04/15/2036	381,499
66,745	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	51,328
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	195,685
160,373	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.86%	#I/F	02/25/2036	164,048
38,895	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	36,096
636,469	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	527,019
176,316	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	136,243
297,000	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	300,706
100,445	Lehman Mortgage Trust, Series 2006-4-1A3	4.98%	#I/F I/O	08/25/2036	16,692
6,277	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	5,358
57,270	Lehman Mortgage Trust, Series 2007-5-11A1	5.38%	#	06/25/2037	42,559
269,827	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	254,656
210,348	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	1.13%	#	08/25/2035	208,920
376,675	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	# ^	06/27/2036	332,682
345,451	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	286,342
280,636	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	239,102
5,032	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	4,062
281,195	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	249,403
57,478	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.82%	#	06/25/2036	36,815
172,434	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.18%	#I/F I/O	06/25/2036	30,410

105,810	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.87%	#	08/25/2036	67,458
317,431	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.13%	#I/F I/O	08/25/2036	56,106
341,434	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.29%	#	02/25/2034	328,268

28,008	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	26,446
655,854	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	499,536
512,931	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	360,845
468,178	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	406,359
328,787	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.66%	#	10/25/2036	201,608

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,682,548)					9,956,386

US Government / Agency Mortgage Backed Obligations - 3.6%
82,172	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.10%	#I/F I/O	01/15/2037	14,616
79,250	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.17%	#I/F	05/15/2037	100,238
169,837	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.72%	#I/F I/O	08/15/2037	26,171
140,534	Federal Home Loan Mortgage Corporation, Series 3384-S	6.06%	#I/F I/O	11/15/2037	18,582
248,641	Federal Home Loan Mortgage Corporation, Series 3384-SG	5.98%	#I/F I/O	08/15/2036	30,273
151,456	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.85%	#I/F I/O	02/15/2038	17,378
222,572	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.32%	#I/F I/O	03/15/2038	25,947
2,226,051	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	18,662
220,202	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.19%	#I/F I/O	01/15/2039	22,321
349,074	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.67%	#I/F I/O	04/15/2039	51,651
69,085	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.62%	#I/F I/O	08/15/2039	7,081
377,647	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.12%	#I/F I/O	09/15/2040	38,879
294,814	Federal Home Loan Mortgage Corporation, Series 3758-S	5.70%	#I/F I/O	11/15/2040	45,637
78,764	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	82,872
15,190	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.24%	#I/F	12/15/2040	16,296
357,044	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.52%	#I/F I/O	02/15/2041	54,319
138,275	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.64%	#I/F I/O	07/15/2041	19,187
406,716	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	475,997
150,020	Federal National Mortgage Association, Series 2006-101-SA	6.16%	#I/F I/O	10/25/2036	28,149
77,926	Federal National Mortgage Association, Series 2006-123-LI	5.90%	#I/F I/O	01/25/2037	14,519
545,819	Federal National Mortgage Association, Series 2007-39-AI	5.70%	#I/F I/O	05/25/2037	90,367
257,580	Federal National Mortgage Association, Series 2007-57-SX	6.20%	#I/F I/O	10/25/2036	39,054
17,055	Federal National Mortgage Association, Series 2009-49-S	6.33%	#I/F I/O	07/25/2039	2,543
464,755	Federal National Mortgage Association, Series 2009-86-CI	5.38%	#I/F I/O	09/25/2036	51,175
193,785	Federal National Mortgage Association, Series 2009-90-IA	5.33%	#I/F I/O	03/25/2037	24,075
184,368	Federal National Mortgage Association, Series 2009-90-IB	5.30%	#I/F I/O	04/25/2037	22,008
432,917	Federal National Mortgage Association, Series 2010-39-SL	5.25%	#I/F I/O	05/25/2040	55,881
235,743	Federal National Mortgage Association, Series 2011-5-PS	5.98%	#I/F I/O	11/25/2040	27,558
347,302	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	369,666
1,080,478	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	980,195
829,635	Federal National Mortgage Association, Series 2013-55-KS	5.37%	#I/F	06/25/2043	750,011
1,009,040	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	918,210
42,209	Government National Mortgage Association, Series 2009-6-SM	5.55%	#I/F I/O	02/20/2038	6,416
618,909	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	662,146
250,000	Government National Mortgage Association, Series 2011-7-LS	9.08%	#I/F	12/20/2040	279,336

Total US Government / Agency Mortgage Backed Obligations (Cost $5,178,838)					5,387,416

Real Estate Investment Trusts - 2.8%
240,000	Annaly Capital Management, Inc.				2,251,200
148,747	Chimera Investment Corporation				2,028,909

Total Real Estate Investment Trusts (Cost $4,707,946)					4,280,109

Affiliated Mutual Funds - 23.8% (a)
578,000	DoubleLine Core Fixed Income Fund				6,167,257
186,012	DoubleLine Equities Growth Fund				2,334,449
199,203	DoubleLine Flexible Income Fund				1,912,351
2,388,645	DoubleLine Total Return Bond Fund				25,749,592

Total Affiliated Mutual Funds (Cost $37,797,852)					36,163,649

Exchange Traded Funds and Common Stocks - 9.2%
55,000	iShares MSCI Hong Kong Index Fund				1,090,100
38,750	iShares MSCI Singapore Index Fund				398,350
18,000	iShares MSCI Sweden Index Fund				525,240
62,000	iShares MSCI Switzerland Capped Index Fund				1,924,480
170,500	iShares MSCI United Kingdom Index Fund				2,751,870
84,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.				571,200
80,000	PowerShares Chinese Yuan Dim Sum Bond Portfolio				1,816,800
84,000	PureFunds ISE Cyber Security ETF *				2,175,600
50,500	Stone Harbor Emerging Markets Income Fund				608,525
74,000	Templeton Emerging Markets Income Fund				737,780
50,000	Western Asset Emerging Markets Debt Fund, Inc.				686,500
72,000	Western Asset Emerging Markets Income Fund, Inc.				700,560

Total Exchange Traded Funds and Common Stocks (Cost $16,524,620)					13,987,005

Short Term Investments - 42.1%
19,366,733	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	t		19,366,733

19,366,733	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	t		19,366,733
20,098,733	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	t		20,098,733
5,000,000	United States Treasury Bills	0.00%		01/14/2016	4,999,859

Total Short Term Investments (Cost $63,831,879)					63,832,058

Total Investments - 96.2% (Cost $151,915,142)					145,806,344
Other Assets in Excess of Liabilities - 3.8%					5,829,047

NET ASSETS - 100.0%					$ 151,635,391

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $13,630,729 or 9.0% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2015.
@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2015.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

I/O	Interest only security
(a)	Institutional class shares held
*	Non-Income Producing
t	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$153,155,154

Gross Tax Unrealized Appreciation	4,098,779
Gross Tax Unrealized Depreciation	(11,447,589)

Net Tax Unrealized Appreciation (Depreciation)	$(7,348,810)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	42.1%
Affiliated Mutual Funds	23.8%
Exchange Traded Funds and Common Stocks	9.2%
Non-Agency Residential Collateralized Mortgage Obligations	6.6%
Collateralized Loan Obligations	4.3%
US Government / Agency Mortgage Backed Obligations	3.6%
Real Estate Investment Trusts	2.8%
Asset Backed Obligations	2.6%
Municipal Bonds	1.2%
Other Assets and Liabilities	3.8%

100.0%

Futures Contracts - Long
Contracts	Security Description			Expiration Month	Unrealized Appreciation (Depreciation)
26	Gold Future			02/2016	$(10,925)
80	10 Year US Treasury Note Future			03/2016	(51,785)
42	CME Ultra Long Term US Treasury Bond Future			03/2016	(12,272)
108	E-mini S&P 500 Future			03/2016	(212,774)
134	Nikkei-225 Future			03/2016	(426,421)
77	mini MSCI EAFE Index Future			03/2016	85,162
8	German Stock Index Future			03/2016	52,803
333	Euro STOXX 50 Future			03/2016	(84,096)

					$(660,308)

Futures Contracts - Short
Contracts	Security Description			Expiration Month	Unrealized Appreciation (Depreciation)
167	5 Year US Treasury Note Future			03/2016	$58,986
43	Euro/Bund Future			03/2016	94,803
268	mini MSCI Emerging Markets Index Future			03/2016	(49,593)

					$104,196

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Copper Official Close Index	Morgan Stanley	0.25%	565,000	01/07/2016	$(3,638)
S&P GSCI Aluminum Official Close Index	Morgan Stanley	0.25%	565,000	01/07/2016	(7,030)
S&P GSCI Sugar Official Close Index	Morgan Stanley	0.20%	565,000	01/07/2016	3,353
S&P GSCI Gold Official Close Index	Morgan Stanley	0.20%	565,000	01/07/2016	210
S&P GSCI Cocoa Official Close Index	Morgan Stanley	0.25%	565,000	01/07/2016	(3,154)
S&P GSCI Silver Official Close Index	Morgan Stanley	0.20%	565,000	01/07/2016	(1,595)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	30,200,000	03/31/2016	77,255

					$65,401

Total Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI GasOil Official Close Index	Morgan Stanley	0.15%	565,000	01/07/2016	$7,914
S&P GSCI Natural Gas Official Close Index	Morgan Stanley	0.15%	565,000	01/07/2016	(31,391)
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	0.15%	565,000	01/07/2016	(12,262)
S&P GSCI Heating Oil Official Close Index	Morgan Stanley	0.20%	565,000	01/07/2016	(6,563)
S&P GSCI Unleaded Gasoline Official Close Index	Morgan Stanley	0.20%	565,000	01/07/2016	(12,452)
S&P GSCI Crude Oil Official Close Index	Morgan Stanley	0.15%	565,000	01/07/2016	(6,795)

					$(61,549)

¤ Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At December 31, 2015, the four sector constituents and their weightings were as follows: Consumer Staples 25.6%, Healthcare 25.4%, Industrial 24.5% , and Technology 24.5%.

Interest Rate Swaps
Fixed Rate	Reference Currency	Floating Rate Pay or Receive	Maturity Date	Notional Amount	Counterparty	Unrealized Appreciation (Depreciation)
2.71%	Australian Dollar	Pay	04/10/2025	Australian Dollar 5,200,000	JP Morgan Securities LLC	$ (96,657)

$ (96,657)

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
03/17/2016	16,340,300	China Renminbi	$2,459,933	2,475,781	U.S. Dollars	$2,475,781	JP Morgan Securities LLC	$15,848
03/17/2016	5,695,433	U.S. Dollars	5,695,433	687,593,500	Japanese Yen	5,731,895	Morgan Stanley	36,462
03/17/2016	687,593,500	Japanese Yen	5,731,895	5,666,336	U.S. Dollars	5,666,336	Morgan Stanley	(65,559)
03/28/2016	5,991,425,000	South Korean Won	5,100,315	5,091,718	U.S. Dollars	5,091,718	JP Morgan Securities LLC	(8,597)

			$18,987,576			$18,965,730		$(21,846)

DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.6%
13,585,359	Access Group, Inc., Series 2007-A-B	0.94%	#	02/25/2037	11,627,438
6,447,805	Access Point Funding LLC, Series 2015-A-A	2.61%	^	04/15/2020	6,422,313
2,500,339	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	2,495,589
3,786,143	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	3,786,166
5,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	4,983,000
6,399,233	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	6,312,203
5,567,135	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	5,604,992
1,830,128	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	1,831,226

Total Asset Backed Obligations (Cost $44,146,792)					43,062,927

Bank Loans - 0.1%
2,962,500	Owens-Brockway Glass Container, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche A	2.07%	#	04/22/2020	2,944,918
973,599	Spectrum Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/23/2022	972,270

Total Bank Loans (Cost $3,927,780)					3,917,188

Collateralized Loan Obligations - 18.3%
5,250,000	AB Ltd., Series 2007-1A-B	1.07%	# ^	04/15/2021	5,269,414
328,176	ACAS Ltd., Series 2007-1X-A1S	0.53%	#	04/20/2021	327,553
10,000,000	ALM Loan Funding, Series 2012-7A-A1	1.74%	# ^	10/19/2024	9,989,689
950,000	Anchorage Capital Ltd., Series 2014-4A-A1A	1.77%	# ^	07/28/2026	939,779
542,613	Apidos Ltd., Series 2007-5A-A18	0.55%	# ^	04/15/2021	539,369
9,975,000	Apidos Ltd., Series 2013-16A-A1	1.77%	# ^	01/19/2025	9,908,455
3,330,635	ARES Ltd., Series 2007-12A-A	1.02%	# ^	11/25/2020	3,286,014
750,000	ARES Ltd., Series 2007-12A-C	2.39%	# ^	11/25/2020	749,026
2,662,397	ARES Ltd., Series 2007-3RA-A2	0.54%	# ^	04/16/2021	2,627,300
4,965,313	Atrium Corporation, Series 5A-A2A	0.59%	# ^	07/20/2020	4,937,029
6,795,713	Avalon Capital Ltd., Series 2014-1AR-AR	1.49%	# ^	04/17/2023	6,782,647
40,538	Avenue Ltd., Series 2007-6A-A1	0.54%	# ^	07/17/2019	40,520
3,000,000	Avery Point Ltd., Series 2014-1A-A	1.84%	# ^	04/25/2026	2,982,007
4,723,233	Babson Ltd., Series 2007-1A-A2A	0.53%	# ^	01/18/2021	4,710,369
3,652,634	Babson Ltd., Series 2007-1X-A2A	0.53%	#	01/18/2021	3,642,685
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.47%	# ^	07/15/2026	990,643
3,085,131	BlackRock Senior Income, Series 2006-4A-A	0.56%	# ^	04/20/2019	3,078,087
8,020,042	BlueMountain Ltd., Series 2007-3A-A1B	0.78%	# ^	03/17/2021	7,940,180
5,000,000	BlueMountain Ltd., Series 2012-2A-A1	1.78%	# ^	11/20/2024	4,995,424
4,000,000	BlueMountain Ltd., Series 2014-3A-A1	1.80%	# ^	10/15/2026	3,979,200
4,000,000	BlueMountain Ltd., Series 2014-4A-B1	2.81%	# ^	11/30/2026	4,003,783
15,000,000	BlueMountain Ltd., Series 2015-2A-A1	1.71%	# ^	07/19/2027	14,768,563
11,000,000	BlueMountain Ltd., Series 2015-3A-A1	1.81%	# ^	10/20/2027	10,884,653
585,028	Bridgeport Ltd., Series 2006-1A-A1	0.57%	# ^	07/21/2020	579,206
2,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	4.07%	# ^	04/18/2025	2,134,458
1,234,376	Carlyle High Yield Partners Ltd., Series 2006-8A-A1	0.63%	# ^	05/21/2021	1,217,241
13,222,287	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.62%	# ^	05/21/2021	13,116,968
6,882,194	Carlyle High Yield Partners Ltd., Series 2006-9A-A1	0.74%	# ^	08/01/2021	6,798,000
17,751,986	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.54%	# ^	04/19/2022	17,283,747
8,168,146	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.53%	# ^	04/19/2022	7,990,970
5,000,000	Catamaran Ltd., Series 2012-1A-A	1.98%	# ^	12/20/2023	4,992,115
5,000,000	Catamaran Ltd., Series 2014-1A-A1	1.87%	# ^	04/20/2026	4,962,903
1,250,000	Catamaran Ltd., Series 2014-1A-B	2.97%	# ^	04/20/2026	1,202,144
1,551,167	Cent Ltd., Series 2006-11A-A1	0.58%	# ^	04/25/2019	1,533,897
954,652	Cent Ltd., Series 2007-14A-A1	0.56%	# ^	04/15/2021	939,122

2,374,033	Cent Ltd., Series 2007-14A-A2A	0.55%	# ^	04/15/2021	2,332,093
1,714,442	Clydesdale Ltd., Series 2006-1A-A1	0.61%	# ^	12/19/2018	1,700,772
3,250,000	ColumbusNova Ltd., Series 2006-1A-D	1.87%	# ^	07/18/2018	3,246,647
1,332,648	Cornerstone Ltd., Series 2007-1A-A1S	0.54%	# ^	07/15/2021	1,323,056
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	1.80%	# ^	07/20/2026	4,934,744
5,464,436	Dryden Leveraged Loan, Series 2006-11A-A1	0.57%	# ^	04/12/2020	5,430,412
2,500,000	Dryden Leveraged Loan, Series 2006-16A-A2	0.70%	# ^	10/20/2020	2,471,404
500,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.32%	# ^	01/15/2025	488,397
5,706,433	Eaton Vance Ltd., Series 2006-8A-A	0.61%	# ^	08/15/2022	5,568,222
1,500,000	Eaton Vance Ltd., Series 2006-8A-B	1.01%	# ^	08/15/2022	1,432,457
1,000,000	Flatiron Ltd., Series 2013-1A-A1	1.72%	# ^	01/17/2026	987,340
2,246,973	Four Corners Ltd., Series 2006-2A-A	0.59%	# ^	01/26/2020	2,234,328
1,383,284	Four Corners Ltd., Series 2006-3A-A	0.57%	# ^	07/22/2020	1,376,418
2,500,000	Galaxy Ltd., Series 2013-15A-A	1.57%	# ^	04/15/2025	2,470,698
3,000,000	Galaxy Ltd., Series 2014-18A-A	1.79%	# ^	10/15/2026	2,978,249
1,154,083	GoldenTree Loan Opportunities Ltd., Series 2007-4A-A1B	0.59%	# ^	08/18/2022	1,142,002
667,555	GoldenTree Loan Opportunities Ltd., Series 2007-5A-A	1.01%	# ^	10/18/2021	664,848
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.52%	# ^	04/17/2022	1,979,553
5,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-8A-A	1.77%	# ^	04/19/2026	4,963,282
434,096	Gulf Stream Ltd., Series 2007-1A-A1A	0.75%	# ^	06/17/2021	433,017
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.86%	#	08/15/2023	9,009,643
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1	1.85%	# ^	04/18/2026	981,868
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.82%	# ^	04/28/2025	2,017,309
6,837,007	ING Ltd., Series 2012-1RA-A1R	1.70%	# ^	03/14/2022	6,816,009
1,280,000	ING Ltd., Series 2012-4A-A1	1.71%	# ^	10/15/2023	1,273,786
3,000,000	ING Ltd., Series 2012-4A-A2	2.57%	# ^	10/15/2023	3,002,773
339,789	Inwood Park Ltd., Series 2006-1A-A1A	0.54%	# ^	01/20/2021	339,619
4,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.82%	# ^	07/15/2026	3,960,917
1,351,566	KKR Financial Corporation, Series 2007-1A-A	0.71%	# ^	05/15/2021	1,345,076
2,000,000	KKR Ltd., Series 13-X	1.37%	# ^	01/16/2028	2,000,273
5,507,310	Landmark Ltd., Series 2006-8A-A1	0.56%	# ^	10/19/2020	5,471,734
8,747,068	LCM LP, Series 10AR-AR	1.58%	# ^	04/15/2022	8,731,901
500,000	LCM LP, Series 10AR-BR	2.22%	# ^	04/15/2022	499,022
500,000	LCM LP, Series 10AR-CR	3.17%	# ^	04/15/2022	498,290
1,000,000	LCM LP, Series 11A-B	2.47%	# ^	04/19/2022	1,001,176
1,000,000	LCM LP, Series 15A-C	3.49%	# ^	08/25/2024	987,382
5,500,000	LCM LP, Series 16A-A	1.82%	# ^	07/15/2026	5,476,578
25,000,000	LCM LP, Series 12A-AR	1.58%	# ^	10/19/2022	24,839,312
473,314	Madison Park Funding Ltd., Series 2007-4A-A2	0.82%	# ^	03/22/2021	464,304
10,000,000	Madison Park Funding Ltd., Series 2012-10A-A1A	1.69%	# ^	01/20/2025	9,977,098
500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.02%	# ^	01/27/2026	476,626
2,500,000	Madison Park Funding Ltd., Series 2015-18A-X	1.31%	# ^	10/21/2027	2,502,563
1,750,000	Magnetite Ltd., Series 2014-9A-A1	1.74%	# ^	07/25/2026	1,734,089
250,000	Magnetite Ltd., Series 2015-12A-A	1.82%	# ^	04/15/2027	247,912
1,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.22%	# ^	07/20/2022	966,706
346,847	Mountain Capital Ltd., Series 2007-6A-A	0.55%	# ^	04/25/2019	344,917
18,400,000	Mountain Hawk Ltd., Series 2014-A3-A	1.82%	# ^	04/18/2025	18,314,837
13,756,823	Mountain View Ltd., Series 2006-2A-A1	0.57%	# ^	01/12/2021	13,632,334
3,889,802	Nautique Funding Ltd., Series 2006-1A-A1A	0.57%	# ^	04/15/2020	3,860,357
3,000,000	Navigare Funding Ltd., Series 2007-2A-C	1.07%	# ^	04/17/2021	2,907,784
9,750,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	1.54%	# ^	06/02/2025	9,476,859
20,000,000	Northwoods Capital Corporation, Series 2012-9A-A	1.74%	# ^	01/18/2024	19,852,092
3,000,000	Northwoods Capital Corporation, Series 2013-10-A1	1.73%	# ^	11/04/2025	2,939,883
4,087,492	NYLIM Flatiron Ltd., Series 2006-1A-A1	0.58%	# ^	08/08/2020	4,061,344
1,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.79%	# ^	11/20/2023	997,541
1,497,646	Ocean Trails, Series 2006-1X-A1	0.57%	#	10/12/2020	1,481,538
3,110,000	OZLM Funding Ltd., Series 2013-5A-A1	1.82%	# ^	01/17/2026	3,098,479
11,900,000	OZLM Ltd., Series 2014-6A-A1	1.87%	# ^	04/17/2026	11,858,457
3,292,778	Pacifica Corporation, Series 2006-6A-A1A	0.60%	# ^	08/15/2021	3,244,287
2,155,442	Prospect Park Ltd., Series 2006-1	0.57%	# ^	07/15/2020	2,136,997
1,000,000	Race Point Ltd., Series 2012-7A-A	1.76%	# ^	11/08/2024	990,383
3,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.88%	# ^	10/25/2026	2,977,293
3,740,809	Silverado Ltd., Series 2006-2A-A1	0.56%	# ^	10/16/2020	3,679,361
3,800,000	Slater Mill Loan Fund, Series 2012-1A-B	3.01%	# ^	08/17/2022	3,762,643
3,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.69%	# ^	10/30/2026	2,969,448
2,000,000	Sound Point Ltd., Series 2015-3A-X	1.46%	# ^	01/20/2028	2,000,136
2,000,000	Steele Creek Ltd., Series 2014-1A-A1	1.98%	# ^	08/21/2026	1,980,436
8,565,643	Symphony Ltd., Series 2012-8AR-AR	1.42%	# ^	01/09/2023	8,526,043
500,000	Symphony Ltd., Series 2014-15A-X	1.32%	# ^	10/17/2026	500,303
9,250,000	Venture Ltd., Series 2014-16A-A1L	1.82%	# ^	04/15/2026	9,169,547
2,500,000	Venture Ltd., Series 2014-17A-A	1.80%	# ^	07/15/2026	2,479,115
1,000,000	Venture Ltd., Series 2014-17A-B2	2.42%	# ^	07/15/2026	983,553

11,412,405	Wasatch Ltd., Series 2006-1A-A1B	0.60%	# ^	11/14/2022	11,127,527
5,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.82%	# ^	04/20/2026	4,956,263
1,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.37%	# ^	04/20/2026	981,338
1,000,000	Washington Mill Ltd., Series 2014-1A-C	3.32%	# ^	04/20/2026	971,886
1,000,000	Wellfleet Ltd., Series 2015-1A-X	1.39%	# ^	10/24/2027	1,000,506
5,380,632	Westwood Ltd., Series 2006-1X-A1	0.84%	#	03/25/2021	5,309,801
2,934,873	Westwood Ltd., Series 2007-2A-A1	0.54%	# ^	04/25/2022	2,877,001
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.58%	# ^	02/03/2025	2,382,566
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L	1.78%	# ^	11/24/2025	4,952,389
3,250,000	WhiteHorse Ltd., Series 2014-1A-A	1.83%	# ^	05/01/2026	3,209,846
10,000,000	Wind River Ltd., Series 2013-2A-A1	1.77%	# ^	01/18/2026	9,869,533
5,000,000	Wind River Ltd., Series 2014-1A-A	1.84%	# ^	04/18/2026	4,970,119
4,500,000	Zais Ltd., Series 2014-2A-A1A	1.82%	# ^	07/25/2026	4,454,897

Total Collateralized Loan Obligations (Cost $510,101,359)					508,192,704

Foreign Corporate Bonds - 17.2%
2,000,000	AES Gener S.A.	5.25%		08/15/2021	2,056,696
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,468,125
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,594,375
1,000,000	Banco Continental SAECA	8.88%		10/15/2017	1,021,250
1,500,000	Banco Davivienda S.A.	2.95%	^	01/29/2018	1,475,625
8,500,000	Banco Davivienda S.A.	2.95%		01/29/2018	8,361,875
5,500,000	Banco de Bogota S.A.	5.00%		01/15/2017	5,588,000
2,453,000	Banco de Chile	6.25%		06/15/2016	2,482,698
6,900,000	Banco de Costa Rica	5.25%		08/12/2018	6,951,750
4,500,000	Banco de Credito del Peru	2.75%	^	01/09/2018	4,483,125
5,500,000	Banco de Credito del Peru	2.75%		01/09/2018	5,479,375
3,000,000	Banco de Credito e Inversiones	3.00%		09/13/2017	3,020,490
7,400,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	7,085,500
2,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	1,915,000
5,500,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	5,582,500
5,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	4,937,500
3,725,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	3,780,875
7,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	6,965,000
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,022,500
4,000,000	Banco Santander	1.92%	#	01/19/2016	3,998,000
2,500,000	Banco Santander	2.33%	#	06/07/2018	2,506,250
11,100,000	Banco Santander	5.95%	#	01/30/2024	11,433,000
1,146,000	Bancolombia S.A.	6.88%		05/25/2017	1,203,300
5,150,000	Bancolombia S.A.	6.13%		07/26/2020	5,317,375
5,100,000	Bank of Montreal	1.80%		07/31/2018	5,092,503
8,750,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	8,771,875
12,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	11,955,000
2,761,000	BP Capital Markets PLC	1.85%		05/05/2017	2,774,722
1,800,000	BP Capital Markets PLC	1.67%		02/13/2018	1,798,630
3,915,000	British Telecommunications PLC	5.95%		01/15/2018	4,223,338
1,000,000	Cementos Progreso Trust	7.13%		11/06/2023	997,500
4,100,000	Cemex S.A.B. de C.V.	5.07%	#	10/15/2018	4,018,000
10,000,000	Cencosud S.A.	5.50%		01/20/2021	10,224,140
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,105,000
8,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	7,828,440
1,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	1,000,166
1,000,000	Colbun S.A.	6.00%		01/21/2020	1,084,055
2,000,000	Comision Federal de Electricidad	4.88%		05/26/2021	2,030,000
500,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	468,750
10,500,000	Corpbanca S.A.	3.13%		01/15/2018	10,247,611
400,000	Corpbanca S.A.	3.88%		09/22/2019	397,301
4,450,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,444,438
7,500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	7,490,625
6,000,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	5,885,826
1,500,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	1,211,250
11,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	11,200,585
7,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	7,089,460
3,500,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,605,000
1,800,000	Ecopetrol S.A.	4.25%		09/18/2018	1,795,500
2,000,000	Embraer Overseas Ltd.	6.38%		01/24/2017	2,070,000
300,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	309,000
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,625,000
12,843,346	ENA Norte Trust	4.95%		04/25/2023	13,153,140
6,500,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	6,500,000
4,500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	4,500,000

9,000,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	7,065,000
8,000,000	Global Bank Corporation	4.75%		10/05/2017	8,064,200
1,500,000	Global Bank Corporation	5.13%		10/30/2019	1,488,750
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	3,970,000
12,550,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	12,565,688
200,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	204,700
11,300,000	Grupo Aval Ltd.	5.25%		02/01/2017	11,565,550
500,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	513,720
2,800,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,884,000
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	497,500
1,000,000	Grupo Televisa S.A.B	6.00%		05/15/2018	1,071,930
6,400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	6,712,000
10,000,000	Guanay Finance Ltd.	6.00%		12/15/2020	9,925,000
11,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	11,526,966
3,543,014	Interoceanica Finance Ltd.	0.00%		11/30/2018	3,334,862
10,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	10,216,980
400,000	Israel Electric Corporation Ltd.	2.11%	#	01/17/2018	398,000
7,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	7,406,560
2,800,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	2,506,000
2,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,850,000
2,480,000	Oleoducto Central S.A.	4.00%		05/07/2021	2,387,000
1,700,000	ONGC Videsh Ltd.	3.25%		07/15/2019	1,709,316
2,850,000	Orange S.A.	2.75%		09/14/2016	2,882,436
1,597,000	Orange S.A.	2.75%		02/06/2019	1,620,966
5,000,000	Oversea-Chinese Banking Corporation	3.75%	#	11/15/2022	5,092,345
7,200,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	7,337,916
1,000,000	Pacific Rubiales Energy Corporation	5.38%	^	01/26/2019	195,000
7,000,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	1,365,000
134,481	Peru Enhanced Pass-Through Finance Ltd.	0.00%	^	05/31/2018	129,759
5,000,270	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	4,824,710
2,400,000	Petroleos Mexicanos	2.34%	#	07/18/2018	2,379,000
7,500,000	Petroleos Mexicanos	3.50%		07/18/2018	7,460,775
2,600,000	Petroleos Mexicanos	5.50%		01/21/2021	2,629,120
4,500,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	4,590,000
2,362,950	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	2,523,418
500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	530,226
5,100,000	Royal Bannk of Canada	2.00%		12/10/2018	5,097,909
9,000,000	Sigma Alimentos S.A.	5.63%		04/14/2018	9,405,000
1,800,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	1,774,352
3,000,000	SK Telecom Company Ltd.	2.13%		05/01/2018	2,991,591
8,800,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	8,811,510
4,000,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	3,920,000
1,000,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	980,000
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	183,500
1,400,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,392,349
4,550,000	Thomson Reuters Corporation	1.30%		02/23/2017	4,529,753
4,710,000	Toronto Dominion Bank	1.75%		07/23/2018	4,706,835
8,964,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	9,031,230
575,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	579,313
420,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	406,350
5,000,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	5,018,890
7,500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	7,598,145
1,035,000	Westpac Banking Corporation	2.00%		08/14/2017	1,041,922
3,525,000	Westpac Banking Corporation	1.95%		11/23/2018	3,520,756

Total Foreign Corporate Bonds (Cost $491,335,573)					478,040,837

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.1%
500,000	Brazilian Government International Bond	8.00%		01/15/2018	517,500
2,184,000	Colombia Government International Bond	8.70%		02/15/2016	2,202,475
6,450,000	Colombia Government International Bond	4.38%		07/12/2021	6,498,375
15,000,000	Mexico Government International Bond	3.50%		01/21/2021	15,262,500
5,000,000	Panama Government International Bond	5.20%		01/30/2020	5,437,500

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $30,365,500)					29,918,350

Non-Agency Commercial Mortgage Backed Obligations - 20.9%
3,710,000	Arbor Realty Ltd., Series 2015-FL2A-C	5.33%	# ^	09/15/2025	3,672,900
4,631,285	Asset Securitization Corporation, Series 1997-D4-PS1	1.72%	# I/O	04/14/2029	101,212
9,750,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	9,936,613
6,340,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	6,504,342
9,150,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	9,531,784
8,323,063	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-A4	5.54%		09/11/2041	8,404,638
6,254,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	6,326,359
10,250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	10,475,934
3,762,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.72%	#	06/11/2040	3,919,390
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	5,222,234
1,523,024	Boca Hotel Portfolio Trust, Series 2013-BOCA-A	1.48%	# ^	08/15/2026	1,521,535
4,100,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-D	3.38%	# ^	08/15/2026	4,095,256
9,934,598	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.42%	#	01/15/2046	9,922,041
10,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	10,716,855

9,157,400	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	9,748,461
12,000,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	12,123,692
9,315,000	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.22%	# ^	09/05/2032	9,300,096
9,310,306	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.83%	# I/O	08/15/2045	802,481
28,570,126	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.30%	# I/O	08/10/2047	1,989,772
8,600,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.65%	# ^	06/11/2027	8,439,858
9,650,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.80%	# ^	06/11/2027	9,555,418
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.05%	# ^	02/13/2032	3,834,972
9,380,352	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.07%	# ^	11/12/2043	9,704,911
188,707	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	191,116
3,326,033	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	3,322,977
10,381,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.82%	#	06/15/2038	10,500,214
10,381,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	10,579,879
10,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.95%	#	09/15/2039	11,000,260
3,180,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.07%	# ^	02/15/2041	3,371,352
2,100,000	Del Coronado Trust, Series 2013-HDC-A	1.13%	# ^	03/15/2026	2,093,121
2,500,000	Del Coronado Trust, Series 2013-HDC-B	1.63%	# ^	03/15/2026	2,501,360
10,497,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	10,692,868
4,838,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.05%	#	12/10/2049	4,913,986
8,430,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	8,767,329
11,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	11,774,705
9,770,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.64%	#	04/10/2038	9,761,145
3,620,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	3,596,611
9,286,492	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.79%	#	08/10/2045	9,550,899
184,132	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	184,031
84,175	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	84,212
318,147	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	318,726
5,970,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	6,073,716
8,680,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	8,832,812
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	5.95%	#	02/15/2051	4,482,197
10,866,373	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	11,483,429
11,495,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	11,775,533
10,548,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.69%	#	02/12/2049	10,880,182
11,550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.08%	#	02/12/2051	11,756,537
16,360,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.01%	#	02/15/2051	17,230,139
91,790	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C1-A1	3.85%	^	06/15/2043	91,463
206,366	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2028	207,179
5,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FBLU-B	1.83%	# ^	12/15/2028	5,749,650
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	2.03%	# ^	06/15/2029	2,474,276
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.68%	# ^	06/15/2029	2,477,796
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.73%	# ^	08/15/2027	9,058,331
10,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.58%	# ^	01/15/2032	10,449,872
8,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	7,987,318
10,730,000	LB Commercial Mortgage Trust, Series 2007-C3-AM	5.90%	#	07/15/2044	11,272,043
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	4,449,390
10,584,723	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	10,701,492
7,482,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	7,715,319
7,650,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	7,838,172
7,081,600	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.24%	#	09/15/2045	7,307,924
8,385,000	LMREC, Inc., Series 2015-CRE1-A	2.16%	# ^	02/22/2032	8,307,020
8,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-AJ	5.57%	#	02/12/2039	8,005,750
2,985,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2-AJ	5.89%	#	06/12/2046	3,013,902
3,741,284	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.80%	# ^ I/O	08/15/2045	255,256
809,571	Morgan Stanley Capital, Inc., Series 2005-T19-AJ	4.99%	#	06/12/2047	809,194
21,342,969	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	45,407
9,252,567	Morgan Stanley Capital, Inc., Series 2006-XLF-J	0.73%	# ^	07/15/2019	9,067,272
9,000,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	9,067,741
7,657,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	7,866,054
10,780,000	Morgan Stanley Capital, Inc., Series 2007-IQ14-A4	5.69%	#	04/15/2049	11,066,507
10,055,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	10,612,430
1,815,368	Morgan Stanley Capital, Inc., Series 2007-XLFA-D	0.52%	# ^	10/15/2020	1,818,071
1,715,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.79%	# ^	08/12/2045	1,773,961
639,391	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	631,910
18,767,874	Velocity Commercial Capital Loan Trust 2015-1, Series 2015-1-AFL	2.83%	# ^	06/25/2045	18,983,352
8,903,030	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-AJ	5.52%	#	01/18/2045	8,895,118
10,466	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	10,311
8,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	8,882,679
9,160,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	9,470,672
6,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	7,022,808
6,850,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	7,142,944
4,120,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.95%	#	02/15/2051	4,205,138
10,065,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.95%	#	02/15/2051	10,581,973
17,804,793	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.16%	# ^ I/O	08/15/2045	1,491,999

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $589,630,197)					578,377,784

Non-Agency Residential Collateralized Mortgage Obligations - 10.3%
23,394,028	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	# ^	07/26/2060	23,364,231
840,195	Banc of America Funding Corporation, Series 2005-E-6A1	2.68%	#	05/20/2035	843,924
313,950	Banc of America Funding Corporation, Series 2012-R4-A	0.50%	# ^	03/04/2039	311,938

1,250,176	Banc of America Funding Corporation, Series 2012-R5-A	0.50%	# ^	10/04/2039	1,244,699
3,563,593	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	2.79%	#	06/25/2035	3,425,787
24,057	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	# ^	04/26/2037	24,525
646,395	BCAP LLC Trust, Series 2011-RR12-2A5	2.30%	# ^	12/26/2036	644,396
3,918,220	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	# ^	08/28/2021	3,922,204
4,102,634	BCAP LLC Trust, Series 2013-RR1-4A2	4.00%	# ^	08/26/2037	4,085,516
6,815,065	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	2.75%	#	02/25/2034	6,825,064
1,091,481	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	1,101,343
15,772,340	CAM Mortgage LLC, Series 2015-1-A	3.50%	# ^	07/15/2064	15,797,290
4,440,820	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.82%	#	03/25/2037	4,701,458
20,148,618	Citicorp Residential Mortgage Securities, Inc., Series 2007-2-A4	5.47%	#	06/25/2037	21,022,971
3,843,374	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1	2.73%	#	03/25/2036	3,686,362
2,984,711	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.60%	#	03/25/2037	2,934,772
217,014	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	218,346
557,080	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	562,028
185,149	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	185,108
430,584	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.72%	# ^	09/25/2047	429,391
906,888	Countrywide Alternative Loan Trust, Series 2004-28CB-1A1	5.50%		01/25/2035	914,972
691,504	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.40%	#	04/25/2036	702,043
464,711	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.61%	#	06/25/2036	457,147
12,663,207	Countrywide Home Loans, Series 2004-HYB9-1A1	2.67%	#	02/20/2035	12,633,554
208,539	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	209,889
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.76%	# ^	11/27/2037	10,878,070
6,405,876	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.35%	# ^	04/27/2035	5,969,837
28,929,338	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	28,421,113
1,225,588	Fieldstone Mortgage Investment Trust, Series 2004-5-M2	2.15%	#	02/25/2035	1,217,305
632,769	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.66%	#	01/25/2036	625,255
12,504,025	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	2.70%	#	08/25/2037	10,076,421
6	GreenPoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.50%	#	01/25/2047	6
259	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.55%	#	04/25/2047	259
6,256,840	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.77%	#	11/25/2035	5,934,062
977,984	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	955,438
1,320,140	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.53%	#	11/25/2036	1,305,261
18,160,130	Impac Secured Assets Trust, Series 2006-5-1A1C	0.69%	#	02/25/2037	14,036,969
1,133,452	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	1,096,289
2,083,096	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.53%	#	05/25/2037	2,061,915
153,789	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	152,883
120,587	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	119,175
56,519	JP Morgan Resecuritization Trust, Series 2009-7-8A1	3.01%	# ^	01/27/2047	56,500
105,627	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	105,804
585,665	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.43%	# ^	10/26/2036	583,504
1,508,823	Lehman XS Trust, Series 2007-4N-1A1	0.35%	#	03/25/2047	1,486,483
10,603,960	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.72%	#	04/25/2036	9,878,283
1,729,150	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.53%	#	03/25/2047	1,707,897
35,969	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.61%	#	01/25/2036	35,878
7,593,821	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.31%	#	11/25/2035	7,517,785
1,217,406	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	1.13%	#	03/25/2035	1,217,004
79,894	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	81,587
5,341,947	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A	0.50%	# ^	02/26/2037	4,992,527
1,163,475	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	1,208,387
8,807,218	Pacific Bay Ltd., Series 2003-1A-A2	1.80%	# ^	11/04/2038	8,565,019
7,032,626	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.67%	#	04/25/2034	6,662,652
2,831,650	Residential Asset Securities Corporation, Series 2006-KS6-A3	0.57%	#	08/25/2036	2,742,707
369,310	Residential Asset Securities Corporation, Series 2007-KS2-AI2	0.54%	#	02/25/2037	369,647
98,328	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	99,054
334,063	Residential Funding Mortgage Securities Trust, Series 2007-HI1-A3	5.72%		11/25/2025	335,356
1,480,699	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.57%	#	01/25/2037	1,470,898
5,729,864	Springleaf Mortgage Loan Trust, Series 2014-3A-A	1.87%	# ^	09/25/2057	5,727,173
1,907,458	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	4.20%	#	02/25/2037	1,847,945
490,047	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.44%	#	07/25/2033	483,590
188,152	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	190,647
429,673	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	440,071
2,131,529	Structured Asset Securities Corporation, Series 2005-AXS-1A3	5.00%	#	03/25/2035	2,139,195
27,283,251	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	26,874,723
1,318,345	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.55%	#	12/25/2032	1,289,270
230,064	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	234,668
5,354,563	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	2.75%	#	03/25/2036	5,354,045
177,222	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	177,429

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $287,888,222)					286,974,944

US Corporate Bonds - 9.3%
4,815,000	AbbVie, Inc.	1.80%		05/14/2018	4,795,899
4,190,000	Amazon.com, Inc.	2.60%		12/05/2019	4,259,437
5,100,000	American Express Credit Corporation	1.80%		07/31/2018	5,092,860
4,635,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	4,620,534
4,585,000	AT&T, Inc.	1.70%		06/01/2017	4,599,154
5,680,000	Bank of America Corporation	2.00%		01/11/2018	5,676,069
4,654,000	BB&T Corporation	2.15%		03/22/2017	4,690,608
2,244,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	2,245,407

2,796,000	Berkshire Hathaway Finance Corporation	1.60%		05/15/2017	2,814,806
3,900,000	Boston Properties LP	5.88%		10/15/2019	4,333,212
4,570,000	Cardinal Health, Inc.	1.95%		06/15/2018	4,560,663
4,591,000	Caterpillar Financial Services Corporation	1.00%		03/03/2017	4,580,262
4,550,000	Celgene Corporation	2.13%		08/15/2018	4,553,949
2,960,000	Chevron Corporation	1.37%		03/02/2018	2,937,424
1,644,000	Chevron Corporation	1.79%		11/16/2018	1,629,827
4,565,000	Cisco Systems, Inc.	1.65%		06/15/2018	4,585,574
6,390,000	Citigroup, Inc.	2.05%		12/07/2018	6,360,587
4,251,000	Comcast Corporation	6.50%		01/15/2017	4,475,453
4,909,000	ConocoPhillips Company	1.05%		12/15/2017	4,821,649
4,324,000	Covidien International Finance S.A.	6.00%		10/15/2017	4,659,949
4,725,000	Daimler Finance North America LLC	1.65%	^	03/02/2018	4,669,760
4,550,000	Duke Energy Corporation	1.63%		08/15/2017	4,545,855
4,224,000	ERP Operating LP	5.75%		06/15/2017	4,464,907
1,150,000	Express Scripts Holding Company	2.65%		02/15/2017	1,161,674
3,410,000	Express Scripts Holding Company	1.25%		06/02/2017	3,388,578
2,685,000	GE Capital International Funding Company	0.96%	^	04/15/2016	2,686,300
4,321,000	General Mills, Inc.	5.70%		02/15/2017	4,521,572
2,495,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	2,545,357
5,900,000	Hewlett-Packard Company	2.85%	^	10/05/2018	5,901,723
4,955,000	HJ Heinz Company	2.00%	^	07/02/2018	4,940,269
2,905,000	Home Depot, Inc.	2.00%		06/15/2019	2,927,087
4,885,000	John Deere Capital Corporation	1.60%		07/13/2018	4,865,045
4,700,000	JP Morgan Chase & Company	1.35%		02/15/2017	4,691,446
4,530,000	Kellogg Company	1.75%		05/17/2017	4,533,701
4,416,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	4,468,899
3,720,000	Kroger Company	2.20%		01/15/2017	3,754,786
770,000	Kroger Company	6.40%		08/15/2017	827,196
4,495,000	Laboratory Corporation	2.50%		11/01/2018	4,509,703
1,415,000	Lockheed Martin Corporation	1.85%		11/23/2018	1,413,670
4,565,000	Mcgraw Hill Financial, Inc.	2.50%		08/15/2018	4,596,763
4,620,000	McKesson Corporation	1.29%		03/10/2017	4,608,510
4,725,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	4,702,013
3,675,000	Microsoft Corporation	1.30%		11/03/2018	3,670,436
4,595,000	Morgan Stanley	1.88%		01/05/2018	4,592,611
4,510,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	4,472,923
4,633,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	4,633,357
3,810,000	ONEOK Partners LP	3.25%		02/01/2016	3,816,671
3,995,000	Oracle Corporation	2.38%		01/15/2019	4,059,491
600,000	Oracle Corporation	2.25%		10/08/2019	606,806
4,120,000	Philip Morris International, Inc.	5.65%		05/16/2018	4,497,272
2,765,000	Phillips 66	2.95%		05/01/2017	2,803,442
4,590,000	Procter & Gamble Company	1.60%		11/15/2018	4,624,462
4,759,000	Simon Property Group LP	2.15%		09/15/2017	4,804,520
4,840,000	Southern Company	2.45%		09/01/2018	4,881,363
3,010,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	3,010,500
2,400,000	Toyota Motor Credit Corporation	1.45%		01/12/2018	2,396,282
2,200,000	Toyota Motor Credit Corporation	1.55%		07/13/2018	2,195,794
4,595,000	United Technologies Corporation	1.78%	#	05/04/2018	4,576,413
4,850,000	Wal-Mart Stores, Inc.	1.13%		04/11/2018	4,831,730
3,754,000	Waste Management, Inc.	2.60%		09/01/2016	3,780,488
725,000	Waste Management, Inc.	6.10%		03/15/2018	790,752
4,000,000	WellPoint, Inc.	1.88%		01/15/2018	3,985,004
625,000	WellPoint, Inc.	2.30%		07/15/2018	624,336
4,695,000	Wells Fargo & Company	2.10%		05/08/2017	4,742,687
4,525,000	Xerox Corporation	2.95%		03/15/2017	4,560,105
4,451,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	4,430,828

Total US Corporate Bonds (Cost $259,332,067)					258,406,410

US Government / Agency Mortgage Backed Obligations - 0.7%
170,148	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	193,159
362,184	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	408,412
487,277	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	541,996
79,562	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	85,472
229,023	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	238,549
69,401	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	71,966
5,341,203	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	5,124,492
252,071	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	269,040
2,265,332	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	2,545,809
58,082	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	65,376
237,366	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	246,523
185,815	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	209,185
343,453	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	388,564
264,227	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	298,869
347,477	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	393,107
7,153,684	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	7,699,811

Total US Government / Agency Mortgage Backed Obligations (Cost $18,316,733)					18,780,330

US Government Bonds and Notes - 10.2%
2,100,000	United States Treasury Notes	0.38%		03/31/2016	2,100,386
40,700,000	United States Treasury Notes	3.13%		01/31/2017	41,699,185
28,100,000	United States Treasury Notes	3.25%		03/31/2017	28,923,330
43,600,000	United States Treasury Notes	0.88%		05/15/2017	43,582,473
43,600,000	United States Treasury Notes	1.00%		09/15/2017	43,583,955
42,200,000	United States Treasury Notes	0.88%		01/15/2018	42,017,823
41,000,000	United States Treasury Notes	0.75%		02/28/2018	40,660,643
41,100,000	United States Treasury Notes	0.75%		04/15/2018	40,710,084

Total US Government Bonds and Notes (Cost $283,842,119)					283,277,879

Affiliated Mutual Funds - 1.7% (a)
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund				47,000,000

Total Affiliated Mutual Funds (Cost $50,000,000)					47,000,000

Short Term Investments - 7.2%
66,626,832	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		66,626,832
66,626,833	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		66,626,833
66,626,832	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		66,626,832

Total Short Term Investments (Cost $199,880,497)					199,880,497

Total Investments - 98.6% (Cost $2,768,766,839)					2,735,829,850
Other Assets in Excess of Liabilities - 1.4%					38,543,578

NET ASSETS - 100.0%					$2,774,373,428

#	Variable rate security. Rate disclosed as of December 31, 2015.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $885,618,851 or 31.9% of net assets.

¥	Illiquid security. At December 31, 2015, the value of these securities amounted to $4,983,000 or 0.2% of net assets.

†	Perpetual Maturity

I/O	Interest only security

(a)	Institutional class shares held

¿	Seven-day yield as of December 31, 2015

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$2,769,012,823

Gross Tax Unrealized Appreciation	3,492,201
Gross Tax Unrealized Depreciation	(36,675,174)

Net Tax Unrealized Appreciation (Depreciation)	$(33,182,973)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	20.9%
Collateralized Loan Obligations	18.3%
Foreign Corporate Bonds	17.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.3%
US Government Bonds and Notes	10.2%
US Corporate Bonds	9.3%
Short Term Investments	7.2%
Affiliated Mutual Funds	1.7%
Asset Backed Obligations	1.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.1%
US Government / Agency Mortgage Backed Obligations	0.7%
Bank Loans	0.1%
Other Assets and Liabilities	1.4%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	80.3%
Colombia	2.8%
Chile	2.7%
Mexico	2.6%
Peru	1.9%
Panama	1.6%
Singapore	1.4%
Brazil	1.0%
Canada	0.8%
Israel	0.7%
Costa Rica	0.4%
Guatemala	0.4%
China	0.4%
Hong Kong	0.4%
United Kingdom	0.3%
Indonesia	0.3%
France	0.2%
Australia	0.1%
South Korea	0.1%
Qatar	0.1%
India	0.1%
Paraguay	0.0%	~
Netherlands	0.0%	~
Other Assets and Liabilities	1.4%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	20.9%
Collateralized Loan Obligation	18.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.3%
US Government Bonds and Notes	10.2%
Banking	9.5%
Short Term Investments	7.2%
Oil & Gas	2.4%
Affiliated Mutual Funds	1.7%
Asset Backed Obligations	1.6%
Transportation	1.6%
Healthcare	1.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.1%
Media	1.0%
Utilities	0.8%
Technology	0.8%
Finance	0.8%
Consumer Products	0.7%
US Government / Agency Mortgage Backed Obligations	0.7%
Telecommunications	0.6%
Beverage and Tobacco	0.5%
Food/Drug Retailers	0.5%
Food Products	0.5%
Real Estate	0.5%
Mining	0.5%
Electronics/Electric	0.5%
Conglomerates	0.4%
Pulp & Paper	0.4%
Insurance	0.4%
Construction	0.3%
Chemicals/Plastics	0.3%
Automotive	0.3%
Building and Development (including Steel/Metals)	0.3%
Energy	0.3%
Retailers (other than Food/Drug)	0.3%
Aerospace & Defense	0.2%
Pharmaceuticals	0.2%
Environmental Control	0.2%
Biotechnology	0.2%
Business Equipment and Services	0.2%
Industrial Equipment	0.1%
Financial Intermediaries	0.1%
Leisure	0.0%	~
Other Assets and Liabilities	1.4%

	100.0%

DoubleLine Floating Rate Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 87.2%

Aerospace & Defense - 0.9%
3,062,727	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	3,065,790

Automotive - 3.1%
3,027,393	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	2,987,038
3,099,606	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	3,107,355
3,351,958	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	2,970,673
1,324,557	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	1,135,808

					10,200,874

Building and Development (including Steel/Metals) - 4.5%
1,570,000	Builders FirstSource, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	07/29/2022	1,556,263
3,053,145	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	3,055,053
1,585,995	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/05/2021	1,491,961
3,160,000	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2022	3,114,575
3,177,288	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/18/2022	3,141,543
3,165,536	TMS International Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/16/2020	2,389,979

					14,749,374

Business Equipment and Services - 8.8%
3,130,000	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/28/2022	3,112,409
3,134,696	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	3,056,329
3,137,098	Duff & Phelps Corporation, Senior Secured 1st Lien Term Loan, Tranche B1	4.75%	#	04/23/2020	3,076,976
3,117,109	Hillman Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/30/2021	3,021,663
1,544,603	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	1,481,537
3,100,000	Protection One, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	07/01/2021	3,046,711
3,417,790	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	7.50%	#	04/29/2019	2,888,032
3,082,177	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	04/09/2021	3,001,270
2,970,000	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	2,913,852
3,290,000	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	3,150,175

					28,748,954

Chemicals/Plastics - 4.7%
3,177,990	Arizona Chemical, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/11/2021	3,172,031
3,044,812	MacDermid, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	5.50%	#	06/05/2020	2,952,919
3,110,000	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/11/2022	3,116,811
3,181,965	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	3,068,623
3,095,000	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	3,003,001

					15,313,385

Computers & Electronics - 1.0%
3,155,000	Avago Technologies Finance Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/11/2022	3,127,646

Containers and Glass Products - 3.7%
3,162,102	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	3,117,042
3,082,778	Coveris Holdings S.A., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/08/2019	3,001,855
901,931	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	895,591
2,110,519	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	2,095,682
3,069,774	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	3,045,154

					12,155,324

Cosmetics/Toiletries - 2.8%
3,030,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	10/21/2022	3,012,971
3,120,000	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	3,038,100
3,042,787	Prestige Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	3.50%	#	09/03/2021	3,030,753

					9,081,824

Electronics/Electric - 5.0%
3,202,377	Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	3,148,994
3,502,584	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	2,897,127
3,125,000	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/30/2022	3,093,750
1,555,000	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	08/05/2022	1,500,855
2,750,000	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	12/16/2022	2,707,375
3,000,000	NXP B.V., Guranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/07/2020	2,993,250

					16,341,351

Financial Intermediaries - 3.2%
3,095,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C1	3.92%	#	03/23/2018	3,059,965
3,055,012	Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/04/2021	2,958,275
3,052,339	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	3,034,529
1,556,775	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	1,499,688

					10,552,457

Food Products - 4.8%
3,175,000	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	3,177,969
3,194,553	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	3,182,574
3,207,319	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	3,139,164
3,053,655	DE Master Blenders, Senior Secured 1st Lien Term Loan, Tranche B1	4.25%	#	07/02/2022	3,046,021
3,085,000	Hostess Brands LLC, Senior Secured 1st Lien Term Loan	4.50%	#	08/03/2022	3,077,287

					15,623,015

Food/Drug Retailers - 1.9%
3,165,708	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	3,144,355

3,123,268	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	3,099,844

					6,244,199

Health Care Providers & Services - 1.0%
3,155,000	Team Health, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/23/2022	3,150,078

Healthcare - 7.4%
3,157,088	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/28/2022	3,064,364
2,891,041	Alere, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/20/2022	2,871,469
3,075,446	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	08/20/2019	3,029,315
3,090,000	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/28/2022	3,076,867
3,151,475	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	3,070,718
3,110,284	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	3,081,763
3,075,714	US Renal Care, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	07/03/2019	3,066,103
2,760,000	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	2,742,750

					24,003,349

Hotels/Motels/Inns and Casinos - 4.7%
3,147,275	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	3,128,911
3,178,918	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/27/2020	3,128,579
3,203,119	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	3,201,293
3,297,198	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	3,016,343
3,062,604	Station Casinos LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/02/2020	3,008,059

					15,483,185

Industrial Equipment - 4.4%
2,940,076	Crosby Acquisition Corporation, Senior Secured 1st Lien Term Loan	4.00%	#	11/23/2020	2,322,660
3,145,000	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	3,065,070
3,979,770	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	2,925,131
3,140,549	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	3,101,292
3,107,314	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/30/2021	3,003,731

					14,417,884

Insurance - 1.9%
1,596,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/04/2022	1,463,532
1,904,635	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	1,789,766
3,270,000	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	3,100,369

					6,353,667

Leisure - 3.7%
3,059,065	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	3,018,272
3,052,214	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	3,049,345
3,000,000	Match Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	11/16/2022	2,970,000
3,140,033	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	3,077,232

					12,114,849

Media - 5.6%
3,160,000	CCO Safari III LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.50%	#	01/24/2023	3,161,327
3,070,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/07/2022	3,070,967
3,014,645	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	2,984,499
3,102,206	TWCC Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	02/11/2020	3,103,865
3,101,803	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	3,040,326
2,850,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.50%	#	06/30/2023	2,795,009

					18,155,993

Oil & Gas - 0.9%
3,218,235	Energy Transfer Equity LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	12/02/2019	2,909,816

Pharmaceuticals - 1.9%
3,195,000	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	3,159,056
3,111,823	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BF1	4.00%	#	04/01/2022	3,000,965

					6,160,021

Retailers (other than Food/Drug) - 5.6%
2,501,084	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	2,489,616
3,211,848	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	3,095,419
3,206,715	Neiman Marcus Group LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	2,847,627
3,130,000	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/19/2022	3,046,538
3,714,179	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	3,696,945
3,112,634	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	2,998,245

					18,174,390

Telecommunications - 1.9%
3,090,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	3,047,512
3,050,000	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/09/2022	3,053,813

					6,101,325

Utilities - 3.8%
3,112,200	Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.50%	#	05/27/2022	2,976,041
3,168,927	EFS Cogen Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	3,073,860
3,137,098	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	3,129,255
3,306,641	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	3,248,775

					12,427,931

Total Bank Loans (Cost $292,420,064)					284,656,681

Short Term Investments - 14.3%
15,574,387	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿	15,574,387
15,574,388	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿	15,574,388
15,574,388	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿	15,574,388

Total Short Term Investments (Cost $46,723,163)				46,723,163

Total Investments - 101.5% (Cost $339,143,227)				331,379,844
Liabilities in Excess of Other Assets - (1.5)%				(4,763,458)

NET ASSETS - 100.0%				$ 326,616,386

#	Variable rate security. Rate disclosed as of December 31, 2015.

¿	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$339,149,591

Gross Tax Unrealized Appreciation	429,639
Gross Tax Unrealized Depreciation	(8,199,386)

Net Tax Unrealized Appreciation (Depreciation)	$(7,769,747)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	87.2%
Short Term Investments	14.3%
Other Assets and Liabilities	(1.5)%

100.0%

DoubleLine Shiller Enhanced CAPE ®

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations - 0.4%
555,631	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	554,575
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	979,200
1,236,807	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	1,236,814

Total Asset Backed Obligations (Cost $2,795,784)					2,770,589

Bank Loans - 2.4%
169,150	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/28/2022	164,182
166,309	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	165,187
157,635	Alere, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/20/2022	156,568
174,563	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/28/2022	173,581
174,554	Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	171,644
169,181	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	164,952
168,708	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	08/20/2019	166,177
164,173	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	161,985
167,883	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	165,491
152,542	Arizona Chemical, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/11/2021	152,256
199,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/04/2022	182,483
239,878	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	225,411
180,000	Avago Technologies Finance Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/11/2022	178,439
65,000	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	65,061
169,091	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	169,260
191,397	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	158,312
84,805	Builders Firstsource, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	07/29/2022	84,063
377,578	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	374,746
169,150	Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.50%	#	05/27/2022	161,750
171,580	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	170,937
166,000	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	166,104
170,000	CCO Safari III LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.50%	#	01/24/2023	170,071
167,878	Coveris Holdings S.A., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/08/2019	163,471
497,462	Crosby Acquisition Corporation, Senior Secured 1st Lien Term Loan	4.00%	#	11/23/2020	392,995
175,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/07/2022	175,055
175,000	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	171,281
164,900	DE Master Blenders, Senior Secured 1st Lien Term Loan, Tranche B1	4.25%	#	07/02/2022	164,488
172,886	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	173,319
174,121	Duff & Phelps Corporation, Senior Secured 1st Lien Term Loan, Tranche B1	4.75%	#	04/23/2020	170,784
164,112	EFS Cogen Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	159,189
174,125	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	173,109
169,032	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	166,778
200,000	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	197,750
175,882	Energy Transfer Equity LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	12/02/2019	159,027
174,563	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/30/2022	172,817
180,000	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/28/2022	179,235
182,052	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	161,343
174,651	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	170,213
170,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C1	3.92%	#	03/23/2018	168,076
173,996	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/27/2020	171,241
180,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	10/21/2022	178,988
87,053	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/05/2021	81,892
169,188	Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/04/2021	163,830
167,872	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	166,893
174,116	Hillman Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/30/2021	168,785
279,300	Hostess Brands LLC, Senior Secured 1st Lien Term Loan	4.50%	#	08/03/2022	278,602
84,788	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	08/05/2022	81,835
174,563	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2022	172,053
174,563	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	169,980
264,896	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	263,034
113,204	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	112,408
167,872	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	167,714
200,000	Match Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	11/16/2022	198,000
167,598	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	165,922
138,236	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	137,602
200,000	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	12/16/2022	196,900
85,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	81,529
81,927	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	78,923
174,114	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	167,802
177,024	Neiman Marcus Group LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	157,201
174,557	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	171,066
496,207	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	364,712
174,563	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/19/2022	169,908
174,125	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	169,663
174,123	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	171,947
180,000	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/11/2022	180,394
170,368	Prestige Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	3.50%	#	09/03/2021	169,694
204,488	Protection One, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	07/01/2021	200,972
182,291	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	7.50%	#	04/29/2019	154,036
167,336	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	165,994
176,621	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	161,576
175,000	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	174,188
164,241	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/30/2021	158,766

174,118	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	167,916
174,121	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	173,685
171,633	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	165,326
166,711	Station Casinos LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/02/2020	163,742
174,137	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/18/2022	172,178
174,121	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	172,524
180,000	Team Health, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/23/2022	179,719
180,000	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/09/2022	180,225
174,121	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	171,073
171,608	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	04/09/2021	167,103
167,072	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	163,913
248,125	TWCC Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	02/11/2020	248,258
169,575	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	164,534
166,472	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	163,172
180,000	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	178,875
420,000	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	402,150
169,148	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BF1	4.00%	#	04/01/2022	163,122
179,545	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	170,232

Total Bank Loans (Cost $16,553,336)					16,009,387

Collateralized Loan Obligations - 17.3%
500,000	AB Ltd., Series 2007-1A-B	1.07%	# ^	04/15/2021	501,849
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	1.80%	# ^	07/15/2026	982,606
250,000	Adams Mill Ltd., Series 2014-1A-D1	3.82%	# ^	07/15/2026	224,239
436,092	AIMCO, Series 2006-AA-A1	0.62%	# ^	08/20/2020	434,060
2,500,000	ALM Loan Funding, Series 2012-7A-A1	1.74%	# ^	10/19/2024	2,497,422
650,000	Anchorage Capital Ltd., Series 2014-3A-A2A	2.57%	# ^	04/28/2026	650,452
1,000,000	Apidos Ltd., Series 2006-4A-C	1.07%	# ^	10/27/2018	994,392
2,000,000	Apidos Ltd., Series 2007-5A-B	1.02%	# ^	04/15/2021	1,925,048
2,000,000	Apidos Ltd., Series 2013-16A-A1	1.77%	# ^	01/19/2025	1,986,658
500,000	Apidos Ltd., Series 2014-19A-D	4.07%	# ^	10/17/2026	467,753
1,000,000	Apidos Ltd., Series 2015-20A-A1	1.87%	# ^	01/16/2027	994,803
500,000	Apidos Ltd., Series 2015-20A-A2	2.67%	# ^	01/16/2027	498,403
827,098	ARES Ltd., Series 2007-12A-A	1.02%	# ^	11/25/2020	816,018
500,000	ARES Ltd., Series 2014-1A-A2	2.32%	# ^	04/17/2026	492,626
793,305	ARES Ltd., Series 2014-30A-A2	1.17%	# ^	04/20/2023	786,867
422,580	Atrium Corporation, Series 5A-A2A	0.59%	# ^	07/20/2020	420,173
1,745,848	Avalon Capital Ltd., Series 2014-1AR-AR	1.49%	# ^	04/17/2023	1,742,491
250,000	Avery Point Ltd., Series 2013-2A-D	3.77%	# ^	07/17/2025	228,318
500,000	Avery Point Ltd., Series 2014-1A-C	3.42%	# ^	04/27/2026	490,172
401,525	Babson Ltd., Series 2007-1A-A1	0.54%	# ^	01/18/2021	397,483
188,929	Babson Ltd., Series 2007-1A-A2A	0.53%	# ^	01/18/2021	188,415
500,000	Babson Ltd., Series 2014-3A-C1	3.32%	# ^	01/15/2026	492,094
500,000	Babson Ltd., Series 2014-3A-D2	4.72%	# ^	01/15/2026	478,584
2,500,000	Babson Ltd., Series 2015-2A-D	3.89%	# ^	07/20/2027	2,352,847
1,000,000	Betony Ltd., Series 2015-1A-C	3.47%	# ^	04/15/2027	983,660
1,000,000	Betony Ltd., Series 2015-1A-D	3.92%	# ^	04/15/2027	922,001
500,000	Birchwood Park Ltd., Series 2014-1A-C2	3.47%	# ^	07/15/2026	495,322
500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.52%	# ^	07/15/2026	489,439
88,369	Black Diamond Ltd., Series 2005-2A-A	0.58%	# ^	01/07/2018	88,200
276,880	BlackRock Senior Income, Series 2006-4A-A	0.56%	# ^	04/20/2019	276,247
2,500,000	BlueMountain Ltd., Series 2012-2A-A1	1.78%	# ^	11/20/2024	2,497,712
1,000,000	BlueMountain Ltd., Series 2013-1A-A1	1.56%	# ^	05/15/2025	985,502
2,500,000	BlueMountain Ltd., Series 2013-4A-A	1.82%	# ^	04/15/2025	2,492,684
1,000,000	BlueMountain Ltd., Series 2014-4A-B1	2.81%	# ^	11/30/2026	1,000,946
4,000,000	BlueMountain Ltd., Series 2015-3A-A1	1.81%	# ^	10/20/2027	3,958,056
1,000,000	Canyon Capital Ltd., Series 2012-1A-C	3.12%	# ^	01/15/2024	960,349
1,500,000	Canyon Capital Ltd., Series 2014-1A-B	2.97%	# ^	04/30/2025	1,439,255
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-1A-C	3.32%	# ^	04/17/2025	1,231,975
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.47%	# ^	07/27/2026	495,339
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.52%	# ^	07/27/2026	484,032
1,037,042	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.62%	# ^	05/21/2021	1,028,782
500,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	0.76%	# ^	05/21/2021	486,247
1,849,165	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.54%	# ^	04/19/2022	1,800,390
710,274	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.53%	# ^	04/19/2022	694,867
250,000	Catamaran Ltd., Series 2014-1A-B	2.97%	# ^	04/20/2026	240,429
1,000,000	Catamaran Ltd., Series 2015-1A1-B	2.52%	# ^	04/22/2027	1,000,702
2,000,000	Catamaran Ltd., Series 2015-1A-A	1.87%	# ^	04/22/2027	1,982,244
1,000,000	Cent Ltd., Series 2013-19A-A1A	1.65%	# ^	10/29/2025	980,373
1,000,000	Cent Ltd., Series 2014-21A-A1A	1.81%	# ^	07/27/2026	989,167
500,000	Cent Ltd., Series 2014-22A-B	3.54%	# ^	11/07/2026	492,331
250,000	Cent Ltd., Series 2014-22A-C	4.09%	# ^	11/07/2026	228,326
781,820	Cornerstone Ltd., Series 2007-1A-A1S	0.54%	# ^	07/15/2021	776,193
800,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.92%	# ^	04/12/2020	780,439
2,500,000	Eaton Vance Ltd., Series 2006-8A-B	1.01%	# ^	08/15/2022	2,387,428
500,000	Flatiron Ltd., Series 2013-1A-B	3.07%	# ^	01/17/2026	481,229
250,000	Flatiron Ltd., Series 2014-1A-C	3.62%	# ^	07/17/2026	225,773
2,000,000	Galaxy Ltd., Series 2014-18A-A	1.79%	# ^	10/15/2026	1,985,499
500,000	Galaxy Ltd., Series 2014-18A-D1	4.02%	# ^	10/15/2026	456,621
700,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.52%	# ^	04/17/2022	692,844
429,798	Gulf Stream Ltd., Series 2007-1A-A1A	0.75%	# ^	06/17/2021	428,730
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.86%	#	08/15/2023	500,536
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.03%	# ^	08/01/2025	470,770
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D	4.13%	# ^	08/01/2025	229,906
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.82%	# ^	04/28/2025	448,291

3,000,000	Hildene Ltd., Series 2015-4A-A1A	1.82%	# ^	07/23/2027	2,957,768
1,589,604	ING Ltd., Series 2012-1RA-A1R	1.70%	# ^	03/14/2022	1,584,722
500,000	ING Ltd., Series 2012-1RA-BR	3.25%	# ^	03/14/2022	503,254
1,000,000	Inwood Park Ltd., Series 2006-1A-B	0.71%	# ^	01/20/2021	960,760
1,000,000	Jamestown Ltd., Series 2015-6A-A1A	1.97%	# ^	02/20/2027	992,279
500,000	LCM LP, Series 10AR-BR	2.22%	# ^	04/15/2022	499,022
500,000	LCM LP, Series 10AR-CR	3.17%	# ^	04/15/2022	498,290
500,000	LCM LP, Series 11A-B	2.47%	# ^	04/19/2022	500,588
250,000	LCM LP, Series 11A-D2	4.27%	# ^	04/19/2022	245,424
500,000	LCM LP, Series 14A-D	3.82%	# ^	07/15/2025	464,463
500,000	LCM LP, Series 15A-C	3.49%	# ^	08/25/2024	493,691
250,000	LCM LP, Series 16A-D	3.92%	# ^	07/15/2026	233,012
1,800,000	Limerock Ltd., Series 2014-2A-A	1.82%	# ^	04/18/2026	1,780,071
2,400,000	Madison Park Funding Ltd., Series 2012-10A-A1A	1.69%	# ^	01/20/2025	2,394,504
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.67%	# ^	01/19/2025	231,638
250,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.42%	# ^	07/20/2026	248,706
1,000,000	Madison Park Funding Ltd., Series 2014-14A-D	3.92%	# ^	07/20/2026	937,332
1,000,000	Madison Park Funding Ltd., Series 2014-15A-C	4.02%	# ^	01/27/2026	953,252
1,000,000	Madison Park Funding Ltd., Series 2015-16A-B	3.27%	# ^	04/20/2026	986,457
1,000,000	Magnetite Ltd., Series 2014-11A-C	3.92%	# ^	01/18/2027	929,853
1,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.22%	# ^	07/20/2022	966,706
500,000	Nautique Funding Ltd., Series 2006-1A-C	2.02%	# ^	04/15/2020	490,236
3,000,000	Navigare Funding Ltd., Series 2007-2A-C	1.07%	# ^	04/17/2021	2,907,784
2,000,000	Neuberger Berman Ltd., Series 2015-20A-X	1.51%	# ^	01/15/2028	2,000,209
500,000	North End Ltd., Series 2013-1A-C	3.07%	# ^	07/17/2025	481,548
250,000	North End Ltd., Series 2013-1A-D	3.82%	# ^	07/17/2025	229,982
3,000,000	NYLIM Flatiron Ltd., Series 2006-1A-A2B	0.66%	# ^	08/08/2020	2,951,314
500,000	Ocean Trails, Series 2006-1A-A2	0.77%	# ^	10/12/2020	485,475
250,000	OCP Ltd., Series 2012-2A-A2	1.86%	# ^	11/22/2023	250,583
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	1.80%	# ^	11/22/2025	991,019
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-A	1.84%	# ^	04/15/2026	2,488,597
500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.56%	# ^	11/14/2026	492,502
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.01%	# ^	11/14/2026	697,789
500,000	OZLM Funding Ltd., Series 2013-5A-A1	1.82%	# ^	01/17/2026	498,148
1,000,000	OZLM Ltd., Series 2015-11A-A1A	1.87%	# ^	01/30/2027	995,457
1,000,000	OZLM Ltd., Series 2015-11A-A2A	2.57%	# ^	01/30/2027	995,269
500,000	Pinnacle Park Ltd., Series 2014-1A-C	3.42%	# ^	04/15/2026	496,240
2,993,670	Prospect Park Ltd., Series 2006-1	0.57%	# ^	07/15/2020	2,968,051
250,000	Race Point Ltd., Series 2012-6RA-CR	3.49%	# ^	05/24/2023	251,206
250,000	Race Point Ltd., Series 2012-6RA-DR	4.49%	# ^	05/24/2023	243,343
500,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.88%	# ^	10/25/2026	496,215
1,000,000	Sierra Ltd., Series 2006-2A-A2L	0.75%	# ^	01/22/2021	998,233
1,745,711	Silverado Ltd., Series 2006-2A-A1	0.56%	# ^	10/16/2020	1,717,035
500,000	Slater Mill Loan Fund, Series 2012-1A-B	3.01%	# ^	08/17/2022	495,085
500,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.69%	# ^	10/30/2026	494,908
250,000	Steele Creek Ltd., Series 2014-1A-A1	1.98%	# ^	08/21/2026	247,554
2,935,115	Symphony Ltd., Series 2012-8AR-AR	1.42%	# ^	01/09/2023	2,921,545
1,500,000	Symphony Ltd., Series 2013-11A-B1	2.52%	# ^	01/17/2025	1,495,694
1,500,000	Symphony Ltd., Series 2013-11A-C	3.47%	# ^	01/17/2025	1,483,351
500,000	Thacher Park Ltd., Series 2014-1A-C	3.37%	# ^	10/20/2026	493,803
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.85%	# ^	10/20/2026	465,559
794,284	Venture Ltd., Series 2007-8A-A2A	0.54%	# ^	07/22/2021	782,284
500,000	Venture Ltd., Series 2012-10A-C	3.57%	# ^	07/20/2022	495,044
500,000	Venture Ltd., Series 2013-14A-B1	2.26%	# ^	08/28/2025	487,863
250,000	Venture Ltd., Series 2014-16A-A1L	1.82%	# ^	04/15/2026	247,826
1,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.82%	# ^	04/20/2026	991,252
500,000	WG Horizons, Series 2006-1A-C	2.11%	# ^	05/24/2019	488,163

Total Collateralized Loan Obligations (Cost $115,723,657)					114,710,567

Foreign Corporate Bonds - 12.9%
600,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	621,600
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	209,000
1,400,000	AES Gener S.A.	5.25%		08/15/2021	1,439,687
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,012,500
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	202,500
800,000	Avianca Holdings S.A.	8.38%		05/10/2020	522,000
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	130,500
1,100,000	Banco Continental SAECA	8.88%		10/15/2017	1,123,375
200,000	Banco de Bogota S.A.	5.00%		01/15/2017	203,200
700,000	Banco de Costa Rica	5.25%		08/12/2018	705,250
500,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	507,500
1,495,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,517,425
900,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	895,500
600,000	Banco Regional SAECA	8.13%		01/24/2019	613,500
1,400,000	Banco Santander	5.95%	#	01/30/2024	1,442,000
1,000,000	Bancolombia S.A.	6.13%		07/26/2020	1,032,500
960,000	Bank of Montreal	1.80%		07/31/2018	958,589
2,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	1,992,500
250,000	BP Capital Markets PLC	1.85%		05/05/2017	251,242
647,000	BP Capital Markets PLC	1.67%		02/13/2018	646,508
815,000	British Telecommunications PLC	5.95%		01/15/2018	879,188
50,000	Camposol S.A.	9.88%		02/02/2017	37,250
200,000	Cementos Progreso Trust	7.13%		11/06/2023	199,500
800,000	Cemex S.A.B. de C.V.	5.07%	#	10/15/2018	784,000
1,400,000	Cencosud S.A.	5.50%		01/20/2021	1,431,380
1,000,000	Central American Bottling Corporation	6.75%		02/09/2022	1,017,500
1,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	1,467,832

300,000	Colbun S.A.	6.00%		01/21/2020	325,216
500,000	Comcel Trust	6.88%		02/06/2024	387,500
900,000	Comision Federal de Electricidad	4.88%		05/26/2021	913,500
1,075,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	1,007,813
500,000	Corpbanca S.A.	3.88%		09/22/2019	496,627
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	464,375
400,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	330,000
1,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	998,750
700,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	686,680
700,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	565,250
200,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	199,000
200,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	202,556
1,800,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	1,854,000
200,000	Digicel Ltd.	7.00%		02/15/2020	184,500
900,000	Digicel Ltd.	8.25%		09/30/2020	747,000
800,000	Digicel Ltd.	7.13%		04/01/2022	604,000
500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	515,000
1,200,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	1,108,157
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	900,000
2,346,213	ENA Norte Trust	4.95%		04/25/2023	2,402,806
244,801	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	230,113
2,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,000,000
1,300,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	1,020,500
1,100,000	Global Bank Corporation	4.75%		10/05/2017	1,108,827
900,000	Global Bank Corporation	5.13%		10/30/2019	893,250
200,000	Global Bank Corporation	5.13%	^	10/30/2019	198,500
200,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	200,250
2,000,000	Grupo Aval Ltd.	5.25%		02/01/2017	2,047,000
200,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	205,488
900,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	927,000
700,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	626,500
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,293,500
1,500,000	GrupoSura Finance S.A.	5.70%		05/18/2021	1,573,125
750,000	Guanay Finance Ltd.	6.00%	^	12/15/2020	744,375
1,250,000	Guanay Finance Ltd.	6.00%		12/15/2020	1,240,625
2,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	2,095,812
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	195,800
300,000	Inkia Energy Ltd.	8.38%		04/04/2021	293,700
1,000,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,001,250
815,729	Interoceanica Finance Ltd.	0.00%		11/30/2018	767,805
600,000	Inversiones CMPC S.A.	4.75%		01/19/2018	613,019
800,000	Israel Electric Corporation Ltd.	2.11%	#	01/17/2018	796,000
1,500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,587,120
600,000	JBS Investments GmbH	7.75%		10/28/2020	579,000
400,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	359,000
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	179,000
1,300,000	Marfrig Holdings B.V.	6.88%		06/24/2019	1,163,500
193,648	Mexico Generadora de Energia	5.50%		12/06/2032	173,315
1,600,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,480,000
200,000	OAS Investments GmbH	8.25%	Ω	10/19/2019	11,000
150,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	81,187
300,000	ONGC Videsh Ltd.	3.25%		07/15/2019	301,644
515,000	Orange S.A.	2.75%		09/14/2016	520,861
350,000	Orange S.A.	2.75%		02/06/2019	355,252
2,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	2,038,310
850,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	165,750
1,156,536	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	1,115,930
600,000	Petroleos Mexicanos	5.50%		01/21/2021	606,720
393,825	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	420,570
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	265,113
1,020,000	Royal Bannk of Canada	2.00%		12/10/2018	1,019,582
200,000	Sigma Alimentos S.A.	6.88%		12/16/2019	218,000
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	492,875
500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	492,875
1,200,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	1,201,570
1,200,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,176,000
1,400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,284,500
1,100,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,093,988
925,000	Thomson Reuters Corporation	1.30%		02/23/2017	920,884
990,000	Toronto Dominion Bank	1.75%		07/23/2018	989,335
2,000,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,015,000
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	138,000
700,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	411,250
200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	185,000
400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	370,000
1,150,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	1,112,625
300,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	301,133
1,800,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	1,823,555
400,000	Vedanta Resources PLC	6.00%		01/31/2019	255,175
1,000,000	VTR Finance B.V.	6.88%		01/15/2024	922,500
200,000	Westpac Banking Corporation	2.00%		08/14/2017	201,338
710,000	Westpac Banking Corporation	1.95%		11/23/2018	709,145

Total Foreign Corporate Bonds (Cost $90,363,802)					85,546,297

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.9%
3,500,000	Colombia Government International Bond	4.38%		07/12/2021	3,526,250
2,000,000	Panama Government International Bond	5.20%		01/30/2020	2,175,000

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $5,879,244)					5,701,250

Non-Agency Commercial Mortgage Backed Obligations - 16.4%
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	# ^	06/15/2028	196,972
30,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.38%	# ^ I/O	04/14/2033	963,477
350,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	356,699
500,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	512,420
500,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	520,863
110,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-D	5.91%	#	06/11/2041	111,168
1,045,222	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-A4	5.54%		09/11/2041	1,055,466
300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	303,471
1,903,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	1,944,947
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	501,257
1,055,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.56%	# ^	05/15/2029	1,048,073
347,711	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.42%	#	01/15/2046	347,271
900,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	919,314
933,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	954,558
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	1,530,979
6,056,848	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09%	# I/O	10/10/2047	431,343
1,430,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	# ^	02/10/2048	1,128,557
5,964,476	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45%	# I/O	02/10/2048	564,185
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.06%	#	06/10/2045	1,646,037
300,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	303,092
350,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.77%	#	05/15/2046	367,694
110,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.79%	#	06/10/2046	111,187
10,368,424	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.98%	# I/O	08/10/2046	452,371
3,207,251	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.19%	# I/O	05/10/2047	201,589
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	300,013
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	489,452
700,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.65%	# ^	06/11/2027	686,965
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.80%	# ^	06/11/2027	1,485,298
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.05%	# ^	02/13/2032	108,444
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	# ^	03/10/2048	1,189,822
22,385,577	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.03%	# I/O	03/10/2048	1,387,908
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	1,178,931
1,386,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.55%	#	08/12/2048	1,342,103
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	# ^	02/10/2048	824,166
12,447,751	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.19%	# I/O	02/10/2048	890,541
950,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-B	3.83%	#	02/10/2048	947,448
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/13/2048	1,434,932
898,950	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.07%	# ^	11/12/2043	930,054
38,512	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	38,477
100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1-C	5.46%	#	02/15/2039	99,906
110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	112,107
190,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	193,881
350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.60%	#	01/15/2049	361,551
1,575,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AMFL	0.58%	#	01/15/2049	1,501,123
855,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.95%	#	09/15/2039	895,736
1,750,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.07%	# ^	02/15/2041	1,855,304
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	# ^ I/O	09/15/2037	446,968
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.18%	# ^	08/15/2030	1,491,020
16,930,687	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.97%	# I/O	04/15/2050	1,050,056
1,499,300	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,527,276
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	359,420
600,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.83%	#	07/10/2038	580,804
1,550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.05%	#	12/10/2049	1,574,182
1,750,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	1,820,027
550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	563,138
350,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.64%	#	04/10/2038	349,683
1,415,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	1,405,858
1,343,921	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.79%	#	08/10/2045	1,382,185
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.44%	# ^	12/10/2027	302,792
37,832,954	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.91%	# I/O	07/10/2048	2,192,106
9,990,279	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.38%	# I/O	10/13/2048	961,603
9,245,382	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.85%	# I/O	11/10/2048	587,337
1,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	1,526,408
900,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	951,107
530,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.69%	#	02/12/2049	546,691
1,600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.08%	#	02/12/2051	1,628,611
1,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.01%	#	02/15/2051	1,843,077
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	359,535
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.73%	# ^	08/15/2027	503,241
1,550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.58%	# ^	01/15/2032	1,542,600
23,077,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.32%	# I/O	01/15/2049	1,597,542
7,344,296	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.13%	# I/O	02/15/2047	416,180
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	489,820
23,325,671	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.01%	# I/O	11/15/2047	1,421,382
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	1,260,869
7,679,803	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.18%	# I/O	01/15/2048	500,492
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.85%	# ^	02/15/2048	742,367
8,682,803	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.39%	# I/O	02/15/2048	693,905
29,875,871	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.96%	# I/O	05/15/2048	1,442,996
31,098,617	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.72%	# I/O	07/15/2048	1,309,040
13,199,893	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.04%	# I/O	08/17/2048	865,331
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/17/2048	566,134
150,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	153,427
1,550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	1,567,099

1,268,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	1,307,541
179,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	183,403
300,000	Madison Avenue Trust, Series 2013-650M-D	4.03%	# ^	10/12/2032	302,215
250,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.67%	#	05/12/2039	249,449
150,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	149,959
100,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AM	5.78%	#	08/12/2043	101,781
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-AJ	5.57%	#	02/12/2039	300,216
750,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-AM	5.20%		12/12/2049	770,032
5,336,712	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.98%	# I/O	10/15/2046	223,965
21,287,050	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.66%	# I/O	02/15/2046	1,536,763
9,950,406	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.28%	# I/O	02/15/2047	581,541
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	505,449
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	589,247
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	109,973
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/19/2048	1,428,182
500,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.51%	#	03/12/2044	499,361
500,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.05%	#	12/12/2049	524,886
500,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	503,763
900,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	893,978
750,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	791,579
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	# ^	07/13/2029	171,738
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	# ^	07/13/2029	164,198
800,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	# ^	07/13/2029	747,018
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	# ^	08/11/2029	502,650
625,000	Morgan Stanley Capital, Inc., Series 2015-XLF1-D	3.32%	# ^	08/14/2031	619,371
3,574,833	Velocity Commercial Capital Loan Trust 2015-1, Series 2015-1-AFL	2.83%	# ^	06/25/2045	3,615,877
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	1,519,272
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	112,440
680,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	681,879
1,800,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	1,861,049
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	518,671
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	521,383
1,045,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.95%	#	02/15/2051	1,066,595
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.95%	#	02/15/2051	1,577,045
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/17/2050	1,538,728
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	527,569
13,930,187	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.00%	# I/O	02/15/2048	918,413
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/18/2048	1,892,725
22,235,845	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.13%	# I/O	11/15/2048	1,778,554
32,909,847	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.81%	# I/O	07/17/2058	1,649,060
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.49%	#	09/17/2057	1,280,586
3,893,993	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.28%	# I/O	03/15/2047	259,623
9,864,574	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.18%	# I/O	08/15/2047	679,092

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $112,290,133)					109,006,280

Non-Agency Residential Collateralized Mortgage Obligations - 9.4%
2,924,253	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	# ^	07/26/2060	2,920,529
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1	0.85%	#	04/20/2035	1,422,745
3,413,685	BCAP LLC Trust, Series 2012-RR1-3A4	5.99%	# ^	10/26/2035	3,004,933
1,892,681	CAM Mortgage LLC, Series 2015-1-A	3.50%	# ^	07/15/2064	1,895,675
39,860	Chase Mortgage Finance Trust, Series 2004-S3-2A4	5.50%		03/25/2034	40,004
2,467,122	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.82%	#	03/25/2037	2,611,921
2,499,648	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	2,152,060
196,332	Countrywide Alternative Loan Trust, Series 2004-33-1A1	3.01%	#	12/25/2034	195,261
1,200,166	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	1,177,212
3,706,919	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	3,384,686
825,168	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	773,066
3,040,360	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	2,947,349
1,676,816	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	1,659,339
26,453	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	26,849
4,671,985	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	4,523,904
198,791	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	197,561
1,882,410	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	1,661,875
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.09%	# ^	07/27/2036	927,486
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.76%	# ^	11/27/2037	906,506
1,544,725	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,290,210
859,349	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.41%	# ^	07/27/2037	623,823
199,421	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	194,303
43,223	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	44,543
1,115,996	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	906,574
83,486	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.53%	#	11/25/2036	82,545
276,664	Home Equity Mortgage Trust, Series 2003-6-M2	2.62%	#	03/25/2034	268,381
415,786	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	278,185
1,135,008	Impac Secured Assets Trust, Series 2006-5-1A1C	0.69%	#	02/25/2037	877,310
3,183,283	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	4.18%	#	05/25/2036	2,738,448
550,098	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	444,173
44,596	Lehman XS Trust, Series 2005-6-3A2B	5.42%	#	11/25/2035	44,973
415,842	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.72%	#	04/25/2036	387,384
716,792	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	536,923
2,770,457	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	2,277,379
660,794	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.53%	#	02/25/2036	615,615
1,857,088	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,550,454
2,459,629	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	2,120,919
540,971	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.67%	#	04/25/2034	512,512
1,185,695	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	950,902
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	# ^	06/25/2058	1,255,655
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	1,257,747

2,787,375	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	2,826,254
4,547,209	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	4,479,120
247,684	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	214,240
3,292,596	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	3,203,442

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $63,165,381)					62,410,975

US Corporate Bonds - 8.1%
930,000	AbbVie, Inc.	1.80%		05/14/2018	926,311
900,000	Amazon.com, Inc.	2.60%		12/05/2019	914,915
960,000	American Express Credit Corporation	1.80%		07/31/2018	958,656
926,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	923,110
925,000	AT&T, Inc.	1.70%		06/01/2017	927,855
1,237,000	Bank of America Corporation	2.00%		01/11/2018	1,236,144
848,000	BB&T Corporation	2.15%		03/22/2017	854,670
300,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	300,188
680,000	Berkshire Hathaway Finance Corporation	1.60%		05/15/2017	684,574
878,000	Boston Properties LP	5.88%		10/15/2019	975,528
910,000	Cardinal Health, Inc.	1.95%		06/15/2018	908,141
842,000	Caterpillar Financial Services Corporation	1.00%		03/03/2017	840,031
200,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	199,971
905,000	Celgene Corporation	2.13%		08/15/2018	905,785
620,000	Chevron Corporation	1.37%		03/02/2018	615,271
339,000	Chevron Corporation	1.79%		11/16/2018	336,077
930,000	Cisco Systems, Inc.	1.65%		06/15/2018	934,191
1,280,000	Citigroup, Inc.	2.05%		12/07/2018	1,274,108
860,000	Comcast Corporation	6.50%		01/15/2017	905,408
945,000	ConocoPhillips Company	1.05%		12/15/2017	928,185
880,000	Covidien International Finance S.A.	6.00%		10/15/2017	948,371
950,000	Daimler Finance North America LLC	1.65%	^	03/02/2018	938,894
910,000	Duke Energy Corporation	1.63%		08/15/2017	909,171
809,000	ERP Operating LP	5.75%		06/15/2017	855,140
1,025,000	Express Scripts Holding Company	2.65%		02/15/2017	1,035,405
611,000	GE Capital International Funding Company	0.96%	^	04/15/2016	611,296
850,000	General Mills, Inc.	5.70%		02/15/2017	889,455
1,000,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	1,020,183
1,130,000	Hewlett-Packard Company	2.85%	^	10/05/2018	1,130,330
945,000	HJ Heinz Company	2.00%	^	07/02/2018	942,190
555,000	Home Depot, Inc.	2.00%		06/15/2019	559,220
950,000	John Deere Capital Corporation	1.60%		07/13/2018	946,119
960,000	JP Morgan Chase & Company	1.35%		02/15/2017	958,253
875,000	Kellogg Company	1.75%		05/17/2017	875,715
856,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	866,254
600,000	Kroger Company	2.20%		01/15/2017	605,611
275,000	Kroger Company	6.40%		08/15/2017	295,427
951,000	Laboratory Corporation	2.50%		11/01/2018	954,111
285,000	Lockheed Martin Corporation	1.85%		11/23/2018	284,732
880,000	Mcgraw Hill Financial, Inc.	2.50%		08/15/2018	886,123
925,000	McKesson Corporation	1.29%		03/10/2017	922,699
925,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	920,500
860,000	Microsoft Corporation	1.30%		11/03/2018	858,932
1,060,000	Morgan Stanley	1.88%		01/05/2018	1,059,449
975,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	966,984
1,050,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	1,050,081
615,000	Oracle Corporation	2.38%		01/15/2019	624,928
450,000	Oracle Corporation	2.25%		10/08/2019	455,104
870,000	Philip Morris International, Inc.	5.65%		05/16/2018	949,667
850,000	Phillips 66	2.95%		05/01/2017	861,818
815,000	PNC Funding Corporation	2.70%		09/19/2016	823,060
900,000	Procter & Gamble Company	1.60%		11/15/2018	906,757
875,000	Simon Property Group LP	2.15%		09/15/2017	883,369
985,000	Southern Company	2.45%		09/01/2018	993,418
600,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	600,100
450,000	Toyota Motor Credit Corporation	1.45%		01/12/2018	449,303
600,000	Toyota Motor Credit Corporation	1.55%		07/13/2018	598,853
965,000	United Technologies Corporation	1.78%	#	05/04/2018	961,097
925,000	Wal-Mart Stores, Inc.	1.13%		04/11/2018	921,515
325,000	Waste Management, Inc.	2.60%		09/01/2016	327,293
505,000	Waste Management, Inc.	6.10%		03/15/2018	550,800
250,000	WellPoint, Inc.	1.88%		01/15/2018	249,063
780,000	WellPoint, Inc.	2.30%		07/15/2018	779,171
950,000	Wells Fargo & Company	2.10%		05/08/2017	959,649
885,000	Xerox Corporation	2.95%		03/15/2017	891,866
842,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	838,184

Total US Corporate Bonds (Cost $53,676,435)					53,464,779

US Government / Agency Mortgage Backed Obligations - 5.5%
2,849,195	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	2,846,691
2,888,113	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	2,885,575
1,093,911	Federal Home Loan Mortgage Corporation, Series 3417-SM	5.95%	#I/F I/O	02/15/2038	206,038
2,621,114	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	2,630,354
5,894,076	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	6,067,379
9,687,777	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	9,870,358
3,861,206	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	3,864,389
860,156	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	883,123
7,413,848	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	7,352,735

Total US Government / Agency Mortgage Backed Obligations (Cost $36,919,516)					36,606,642

US Government Bonds and Notes - 14.4%
900,000	United States Treasury Notes	0.38%		03/31/2016	900,166
13,650,000	United States Treasury Notes	3.13%		01/31/2017	13,985,107
9,450,000	United States Treasury Notes	3.25%		03/31/2017	9,726,885
14,650,000	United States Treasury Notes	0.88%		05/15/2017	14,644,111
14,650,000	United States Treasury Notes	1.00%		09/15/2017	14,644,609
14,200,000	United States Treasury Notes	0.88%		01/15/2018	14,138,699
13,800,000	United States Treasury Notes	0.75%		02/28/2018	13,685,777
13,800,000	United States Treasury Notes	0.75%		04/15/2018	13,669,079

Total US Government Bonds and Notes (Cost $95,837,985)					95,394,433

Short Term Investments - 9.5%
20,896,906	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		20,896,906
20,896,905	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		20,896,905
20,896,905	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		20,896,905

Total Short Term Investments (Cost $62,690,716)					62,690,716

Total Investments - 97.2% (Cost $655,895,989)					644,311,915
Other Assets in Excess of Liabilities - 2.8%					18,686,136

NET ASSETS - 100.0%					$662,998,051

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $174,047,719 or 26.3% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2015.

†	Perpetual Maturity

Ω	Issuer is in default of interest payments.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¿	Seven-day yield as of December 31, 2015

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$655,932,751

Gross Tax Unrealized Appreciation	839,121
Gross Tax Unrealized Depreciation	(12,459,957)

Net Tax Unrealized Appreciation (Depreciation)	$(11,620,836)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	17.3%
Non-Agency Commercial Mortgage Backed Obligations	16.4%
US Government Bonds and Notes	14.4%
Foreign Corporate Bonds	12.9%
Short Term Investments	9.5%
Non-Agency Residential Collateralized Mortgage Obligations	9.4%
US Corporate Bonds	8.1%
US Government / Agency Mortgage Backed Obligations	5.5%
Bank Loans	2.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.9%
Asset Backed Obligations	0.4%
Other Assets and Liabilities	2.8%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	83.2%
Colombia	2.0%
Chile	2.0%
Mexico	1.6%
Peru	1.3%
Panama	1.1%
Canada	0.7%
Israel	0.6%
Brazil	0.6%
Singapore	0.6%
China	0.6%
Paraguay	0.5%
Guatemala	0.5%
Costa Rica	0.4%
Hong Kong	0.3%
United Kingdom	0.2%
Jamaica	0.2%
Indonesia	0.2%
France	0.2%
Australia	0.1%
India	0.1%
Qatar	0.1%
Luxembourg	0.1%
Dominican Republic	0.0%	~
Netherlands	0.0%	~
Germany	0.0%	~
Other Assets and Liabilities	2.8%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	17.3%
Non-Agency Commercial Mortgage Backed Obligations	16.4%
US Government Bonds and Notes	14.4%
Short Term Investments	9.5%
Non-Agency Residential Collateralized Mortgage Obligations	9.4%
Banking	5.6%
US Government / Agency Mortgage Backed Obligations	5.5%
Oil & Gas	1.6%
Transportation	1.6%
Utilities	1.5%
Healthcare	1.2%
Telecommunications	1.1%
Finance	0.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.9%
Media	0.8%
Consumer Products	0.7%
Technology	0.7%
Electronics/Electric	0.6%
Chemicals/Plastics	0.5%
Mining	0.5%
Beverage and Tobacco	0.5%
Food/Drug Retailers	0.5%
Insurance	0.5%
Building and Development (including Steel/Metals)	0.4%
Retailers (other than Food/Drug)	0.4%
Asset Backed Obligations	0.4%
Business Equipment and Services	0.4%
Real Estate	0.4%
Automotive	0.4%
Food Products	0.3%
Conglomerates	0.3%
Aerospace & Defense	0.3%
Construction	0.2%
Pharmaceuticals	0.2%
Industrial Equipment	0.2%
Environmental Control	0.2%
Financial Intermediaries	0.1%
Biotechnology	0.1%
Containers and Glass Products	0.1%
Energy	0.1%
Leisure	0.1%
Pulp & Paper	0.1%
Cosmetics/Toiletries	0.1%
Health Care Providers & Services	0.1%
Computers & Electronics	0.1%
Hotels/Motels/Inns and Casinos	0.0%	~
Other Assets and Liabilities	2.8%

	100.0%

Total Return Swaps - Long

Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	0.47%	36,800,000	01/14/2016	$(79,083)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	65,000,000	01/28/2016	2,397,632
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	55,000,000	02/25/2016	1,888,522
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	57,000,000	03/31/2016	1,212,315
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	50,000,000	04/28/2016	1,039,466
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	30,000,000	05/26/2016	344,113
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	06/30/2016	453,716
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	20,000,000	07/28/2016	(109,278)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	50,000,000	08/25/2016	272,539
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	70,000,000	09/29/2016	5,263,381
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	11/16/2016	111,248
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	25,000,000	11/17/2016	(70,003)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	12/21/2016	160,957
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	50,000,000	12/22/2016	151,782

					$13,037,307

«	Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund that invests primarily in equity securities of companies in the relevant sector. At December 31, 2015, the four sector constituents and their weightings were as follows: Consumer Staples 25.6%, Healthcare 25.4%, Industrial 24.5% , and Technology 24.5%.

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At December 31, 2015, the four sector constituents and their weightings were as follows: Consumer Staples 25.6%, Healthcare 25.4%, Industrial 24.5% , and Technology 24.5%.

DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

$/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.6%
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	950,600
1,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	996,600
1,653,808	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	1,639,089

Total Asset Backed Obligations (Cost $3,653,561)					3,586,289

Collateralized Loan Obligations - 18.6%
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	1.80%	# ^	07/15/2026	982,606
250,000	Adams Mill Ltd., Series 2014-1A-D1	3.82%	# ^	07/15/2026	224,239
250,000	Adams Mill Ltd., Series 2014-1A-E1	5.32%	# ^	07/15/2026	202,324
1,000,000	ALM Loan Funding, Series 2012-7A-A1	1.74%	# ^	10/19/2024	998,969
250,000	Anchorage Capital Ltd., Series 2014-3A-A2A	2.57%	# ^	04/28/2026	250,174
1,000,000	Apidos Ltd., Series 2006-4A-C	1.07%	# ^	10/27/2018	994,392
3,617	Apidos Ltd., Series 2006-QA-A	0.57%	# ^	01/20/2019	3,619
500,000	Apidos Ltd., Series 2014-19A-D	4.07%	# ^	10/17/2026	467,753
500,000	Apidos Ltd., Series 2015-21A-C	3.83%	# ^	07/18/2027	453,812
250,000	Apidos Ltd., Series 2015-21A-D	5.83%	# ^	07/18/2027	210,298
500,000	Apidos Quattro, Series 2006-QA-B	0.75%	# ^	01/20/2019	499,776
92,517	ARES Ltd., Series 2007-12A-A	1.02%	# ^	11/25/2020	91,277
1,000,000	ARES Ltd., Series 2007-12A-C	2.39%	# ^	11/25/2020	998,701
250,000	Avery Point Ltd., Series 2013-2A-C	3.07%	# ^	07/17/2025	239,109
500,000	Avery Point Ltd., Series 2013-2A-D	3.77%	# ^	07/17/2025	456,635
328,516	Babson Ltd., Series 2007-1A-A1	0.54%	# ^	01/18/2021	325,209
500,000	Babson Ltd., Series 2012-IIR	3.96%	# ^	05/15/2023	483,961
500,000	Babson Ltd., Series 2014-3A-D2	4.72%	# ^	01/15/2026	478,584
250,000	Babson Ltd., Series 2014-3A-E2	6.82%	# ^	01/15/2026	209,997
1,000,000	Babson Ltd., Series 2015-2A-D	3.89%	# ^	07/20/2027	941,139
500,000	Battalion Ltd., Series 2007-1A-C	1.12%	# ^	07/14/2022	482,684
500,000	Betony Ltd., Series 2015-1A-D	3.92%	# ^	04/15/2027	461,000
500,000	BlueMountain Ltd., Series 2012-2A-C	3.11%	# ^	11/20/2024	490,127
750,000	BlueMountain Ltd., Series 2015-2A-C	2.98%	# ^	07/19/2027	719,497
1,000,000	BlueMountain Ltd., Series 2015-2A-D	3.83%	# ^	07/19/2027	913,783
500,000	BlueMountain Ltd., Series 2015-2A-E	5.63%	# ^	07/19/2027	420,170
1,000,000	BlueMountain Ltd., Series 2015-3A-B	3.43%	# ^	10/20/2027	993,816
500,000	BlueMountain Ltd., Series 2015-3A-C	3.88%	# ^	10/20/2027	463,796
1,479,332	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.54%	# ^	04/19/2022	1,440,312
710,274	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.53%	# ^	04/19/2022	694,867
250,000	Catamaran Ltd., Series 2015-1A-C1	3.42%	# ^	04/22/2027	245,898
645,000	Cent Ltd., Series 2014-16AR-A1AR	1.58%	# ^	08/01/2024	643,565
250,000	Cent Ltd., Series 2014-22A-B	3.54%	# ^	11/07/2026	246,166
500,000	Cent Ltd., Series 2014-22A-C	4.09%	# ^	11/07/2026	456,651
250,000	ColumbusNova Ltd., Series 2006-1A-D	1.87%	# ^	07/18/2018	249,742
355,373	Cornerstone Ltd., Series 2007-1A-A1S	0.54%	# ^	07/15/2021	352,815
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.92%	# ^	04/12/2020	487,774
500,000	Dryden Senior Loan Fund, Series 2012-24RA-DR	4.06%	# ^	11/15/2023	480,901
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.32%	# ^	01/15/2025	244,199
500,000	Eaton Vance Ltd., Series 2006-8A-B	1.01%	# ^	08/15/2022	477,486
500,000	Flatiron Ltd., Series 2013-1A-B	3.07%	# ^	01/17/2026	481,229
1,000,000	Galaxy Ltd., Series 2014-18A-A	1.79%	# ^	10/15/2026	992,750
250,000	Galaxy Ltd., Series 2014-18A-D1	4.02%	# ^	10/15/2026	228,311
500,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.52%	# ^	04/17/2022	494,888
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	3.63%	# ^	07/20/2027	901,933
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.03%	# ^	08/01/2025	235,385
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.82%	# ^	04/28/2025	224,145
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.32%	# ^	04/28/2025	188,858
500,000	ING Ltd., Series 2013-1A-D	5.32%	# ^	04/15/2024	415,048
500,000	LCM LP, Series 10AR-BR	2.22%	# ^	04/15/2022	499,022
500,000	LCM LP, Series 12A-DR	4.02%	# ^	10/19/2022	483,912
500,000	LCM LP, Series 14A-D	3.82%	# ^	07/15/2025	464,463
250,000	LCM LP, Series 16A-D	3.92%	# ^	07/15/2026	233,012
250,000	Limerock Ltd., Series 2007-1A-B	0.95%	# ^	04/24/2023	240,959
946,628	Madison Park Funding Ltd., Series 2007-4A-A2	0.82%	# ^	03/22/2021	928,608
1,000,000	Madison Park Funding Ltd., Series 2007-6A-C	1.32%	# ^	07/26/2021	964,654
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.67%	# ^	01/19/2025	231,638
250,000	Madison Park Funding Ltd., Series 2014-13X-E	5.32%	#	01/19/2025	206,343
750,000	Madison Park Funding Ltd., Series 2014-14A-D	3.92%	# ^	07/20/2026	702,999
500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.02%	# ^	01/27/2026	476,626
500,000	Madison Park Funding Ltd., Series 2015-16A-B	3.27%	# ^	04/20/2026	493,228

500,000	Madison Park Funding Ltd., Series 2015-18A-D2	4.26%	# ^	10/21/2027	473,347
250,000	Magnetite Ltd., Series 2014-9A-B	3.32%	# ^	07/25/2026	245,638
750,000	Marea Ltd., Series 2012-1A-DR	4.07%	# ^	10/16/2023	729,198
250,000	Ocean Trails, Series 2006-1A-A2	0.77%	# ^	10/12/2020	242,737
468,836	Octagon Investment Partners Ltd., Series 2006-10A-A1	0.56%	# ^	10/18/2020	467,886
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.01%	# ^	11/14/2026	465,192
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.82%	# ^	11/22/2025	496,553
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.96%	# ^	11/14/2026	225,446
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	4.90%	# ^	11/22/2025	491,134
500,000	OZLM Funding Ltd., Series 2013-5A-A1	1.82%	# ^	01/17/2026	498,148
250,000	Pinnacle Park Ltd., Series 2014-1A-C	3.42%	# ^	04/15/2026	248,120
250,000	Race Point Ltd., Series 2012-6RA-CR	3.49%	# ^	05/24/2023	251,206
250,000	Race Point Ltd., Series 2012-6RA-DR	4.49%	# ^	05/24/2023	243,343
500,000	Sierra Ltd., Series 2006-2A-A3L	1.04%	# ^	01/22/2021	494,133
500,000	Symphony Ltd., Series 2013-11A-C	3.47%	# ^	01/17/2025	494,450
500,000	Symphony Ltd., Series 2014-14A-D2	3.92%	# ^	07/14/2026	467,178
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.85%	# ^	10/20/2026	465,559
1,000,000	Venture Ltd., Series 2006-1A-B	0.97%	# ^	08/03/2020	946,036
500,000	Venture Ltd., Series 2013-15A-C	3.42%	# ^	07/15/2025	489,692
500,000	Venture Ltd., Series 2014-17A-C	3.17%	# ^	07/15/2026	476,637
250,000	Washington Mill Ltd., Series 2014-1A-C	3.32%	# ^	04/20/2026	242,972
500,000	WG Horizons, Series 2006-1A-C	2.11%	# ^	05/24/2019	488,163
1,000,000	Wind River Ltd., Series 2014-1A-A	1.84%	# ^	04/18/2026	994,024

Total Collateralized Loan Obligations (Cost $42,374,300)					41,202,626

Foreign Corporate Bonds - 16.3%
600,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	625,500
400,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	417,000
500,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	518,000
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	209,000
200,000	AES El Salvador Trust	6.75%		03/28/2023	179,500
650,000	AES Gener S.A.	5.25%		08/15/2021	668,426
500,000	Agromercantil Senior Trust	6.25%		04/10/2019	506,250
200,000	Avianca Holdings S.A.	8.38%		05/10/2020	130,500
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	130,500
500,000	Banco Continental SAECA	8.88%		10/15/2017	510,625
200,000	Banco de Costa Rica	5.25%		08/12/2018	201,500
300,000	Banco de Credito del Peru	6.13%	#	04/24/2027	315,000
200,000	Banco do Brasil S.A.	9.00%	# ^†	06/18/2024	132,000
200,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	203,000
400,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	404,000
300,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	296,250
400,000	Banco Nacional de Comercio Exterior S.N.C.	4.38%	^	10/14/2025	396,000
300,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	298,500
350,000	Banco Regional SAECA	8.13%		01/24/2019	357,875
700,000	Banco Santander	5.95%	#	01/30/2024	721,000
600,000	Bancolombia S.A.	6.13%		07/26/2020	619,500
600,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	597,750
400,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	394,000
100,000	Camposol S.A.	9.88%		02/02/2017	74,500
200,000	Cementos Progreso Trust	7.13%		11/06/2023	199,500
600,000	Cencosud S.A.	5.50%		01/20/2021	613,448
200,000	Cencosud S.A.	4.88%		01/20/2023	189,554
200,000	Central American Bottling Corporation	6.75%		02/09/2022	203,500
400,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	270,000
400,000	Colbun S.A.	6.00%		01/21/2020	433,622
200,000	Comcel Trust	6.88%		02/06/2024	155,000
400,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	375,000
350,000	Corpbanca S.A.	3.88%		09/22/2019	347,639
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	464,375
100,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	82,500
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	499,375
200,000	Corporacion Financiera de Desarrollo S.A.	5.25%	#	07/15/2029	197,000
500,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	403,750
600,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	618,000
100,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	100,875
200,000	Digicel Ltd.	8.25%		09/30/2020	166,000
400,000	Digicel Ltd.	7.13%		04/01/2022	302,000
100,000	E.CL S.A.	5.63%		01/15/2021	108,204
170,000	Ecopetrol S.A.	7.38%		09/18/2043	143,225
200,000	Ecopetrol S.A.	5.88%		05/28/2045	143,000
600,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	618,000
1,000,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	895,038

400,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	369,386
400,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	450,000
738,623	ENA Norte Trust	4.95%		04/25/2023	756,439
195,841	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	184,090
100,000	Freeport-McMoRan Copper & Gold, Inc.	4.00%		11/14/2021	60,500
400,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	230,000
200,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	105,000
400,000	Global Bank Corporation	4.75%		10/05/2017	403,210
200,000	Global Bank Corporation	5.13%		10/30/2019	198,500
200,000	Global Bank Corporation	5.13%	^	10/30/2019	198,500
400,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	400,500
800,000	GNL Quintero S.A.	4.63%		07/31/2029	759,793
200,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	88,000
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	188,376
150,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	154,116
200,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	206,000
500,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	447,500
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	398,000
200,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	192,250
400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	419,500
750,000	Guanay Finance Ltd.	6.00%		12/15/2020	744,375
500,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	523,953
500,000	Industrial Senior Trust	5.50%		11/01/2022	463,125
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	195,800
200,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	200,250
255,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	201,450
400,000	Intercorp Peru Ltd.	5.88%		02/12/2025	382,000
400,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	423,232
450,000	JBS Investments GmbH	7.25%		04/03/2024	410,625
300,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	269,250
200,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	195,000
200,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	110,000
300,000	Marfrig Holdings B.V.	6.88%		06/24/2019	268,500
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	179,000
200,000	Mexichem S.A.B. de C.V.	5.88%		09/17/2044	168,500
387,296	Mexico Generadora de Energia	5.50%		12/06/2032	346,630
200,000	Minerva Luxembourg S.A.	8.75%	# ^†	04/03/2019	185,000
380,000	Minerva Luxembourg S.A.	8.75%	# †	04/03/2019	351,500
300,000	Minsur S.A.	6.25%		02/07/2024	277,500
200,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	11,000
900,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	917,239
200,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	41,000
200,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	41,000
100,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	20,500
800,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	609,768
400,000	Petroleos Mexicanos	5.50%		01/21/2021	404,480
600,000	Petroleos Mexicanos	6.38%		01/23/2045	510,829
200,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	192,000
300,000	Southern Copper Corporation	6.75%		04/16/2040	257,729
300,000	Southern Copper Corporation	5.88%		04/23/2045	230,939
500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	490,000
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	183,500
200,000	Telefonica Chile S.A.	3.88%		10/12/2022	197,642
900,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	906,750
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	276,000
400,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	235,000
375,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	362,812
800,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	810,469
200,000	Vedanta Resources PLC	8.25%		06/07/2021	117,339
200,000	Vedanta Resources PLC	7.13%		05/31/2023	110,396
600,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	384,000
200,000	VTR Finance B.V.	6.88%		01/15/2024	184,500

Total Foreign Corporate Bonds (Cost $39,614,905)					36,035,023

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.0%
1,500,000	Colombia Government International Bond	4.38%		07/12/2021	1,511,250
700,000	Mexico Government International Bond	3.50%		01/21/2021	712,250
1,500,000	Panama Government International Bond	5.20%		01/30/2020	1,631,250
500,000	Peruvian Government International Bond	4.13%		08/25/2027	492,500

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $4,422,494)					4,347,250

Non-Agency Commercial Mortgage Backed Obligations - 12.3%
150,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	153,888

100,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	102,484
100,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	104,173
100,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	101,157
540,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	551,903
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	250,628
550,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.56%	# ^	05/15/2029	546,389
99,346	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.42%	#	01/15/2046	99,220
100,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	102,146
100,000	CGBAM Commercial Mortgage Trust, Series 2014-HD-D	2.33%	# ^	02/15/2031	99,547
210,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	214,337
100,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21-D	4.84%	# ^	05/10/2047	85,604
1,875,637	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09%	# I/O	10/10/2047	133,575
200,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	# ^	02/10/2048	157,840
150,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	151,546
100,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.77%	#	05/15/2046	105,055
3,190,284	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.98%	# I/O	08/10/2046	139,191
1,332,243	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.19%	# I/O	05/10/2047	83,737
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	100,004
1,477,765	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.30%	# I/O	08/10/2047	102,919
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	122,363
150,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.65%	# ^	06/11/2027	147,207
425,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.80%	# ^	06/11/2027	420,835
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	# ^	03/10/2048	297,456
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	235,786
2,489,550	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.19%	# I/O	02/10/2048	178,108
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.31%	#	07/10/2048	751,829
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/13/2048	396,315
175,882	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.07%	# ^	11/12/2043	181,967
150,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	152,874
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.60%	#	01/15/2049	103,300
375,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.95%	#	09/15/2039	392,866
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	# ^ I/O	09/15/2037	89,396
875,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.18%	# ^	08/15/2030	869,762
2,738,788	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.97%	# I/O	04/15/2050	169,862
399,200	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	406,649
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	102,692
100,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.83%	#	07/10/2038	96,801
300,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.05%	#	12/10/2049	304,680
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	156,002
200,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	204,777
175,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	179,383
100,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.64%	#	04/10/2038	99,909
225,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	223,546
358,379	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.79%	#	08/10/2045	368,583
3,222,444	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.62%	# I/O	02/10/2046	268,512
4,168,889	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.19%	# I/O	04/12/2047	274,337
9,248,972	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.88%	# I/O	09/12/2047	481,865
7,496,256	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.85%	# I/O	11/10/2048	476,219
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	152,606
348,533	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	354,669
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	158,518
550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	563,423
385,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.08%	#	02/12/2051	391,885
475,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.01%	#	02/15/2051	500,264
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	102,724
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.73%	# ^	08/15/2027	150,972
550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.58%	# ^	01/15/2032	547,374
2,203,289	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.13%	# I/O	02/15/2047	124,854
1,237,226	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.11%	# I/O	08/15/2047	85,004
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	97,964
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	146,092
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	411,258
6,971,037	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.96%	# I/O	05/15/2048	336,699
5,793,287	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.04%	# I/O	08/17/2048	379,784
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/17/2048	458,764
845,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	854,322
100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	103,118
550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	563,529
100,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-AJ	5.57%	#	02/12/2039	100,072
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2-AJ	5.89%	#	06/12/2046	302,905
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	101,090
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	475,199
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	458,220

180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.16%	#	03/15/2048	171,744
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%	#	07/15/2050	329,536
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	392,750
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.54%	#	12/15/2047	252,872
250,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.51%	#	03/12/2044	249,681
200,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	201,505
150,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	158,316
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	# ^	08/11/2029	150,795
360,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	364,625
430,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	431,188
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	620,350
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	155,601
485,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.95%	#	02/15/2051	495,022
407,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.95%	#	02/15/2051	427,905
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/17/2050	404,929
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	180,407
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.14%	#	05/15/2048	368,419
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/18/2048	511,036
5,996,183	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.13%	# I/O	11/15/2048	479,610
2,736,167	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.21%	# I/O	05/15/2048	202,013
8,975,413	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.81%	# I/O	07/17/2058	449,744
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.76%	#	12/17/2048	398,331
4,192,444	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.18%	# I/O	08/15/2047	288,614
2,542,601	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.98%	# I/O	11/15/2047	154,815

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $28,128,686)					27,300,341

Non-Agency Residential Collateralized Mortgage Obligations - 20.0%
750,000	Banc of America Funding Corporation, Series 2005-B-3M1	0.85%	#	04/20/2035	609,748
2,208,263	Bear Stearns Alt-A Trust, Series 2006-4-22A1	2.93%	#	08/25/2036	1,808,334
1,261,787	CAM Mortgage LLC, Series 2015-1-A	3.50%	# ^	07/15/2064	1,263,783
2,499,648	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	2,152,060
988,872	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	933,132
1,050,146	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	799,152
825,168	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	773,066
1,046,754	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	891,332
1,109,615	Countrywide Home Loans, Series 2005-HYB9-3A2A	2.59%	#	02/20/2036	1,039,427
766,544	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	758,555
1,854,869	Countrywide Home Loans, Series 2007-HY1-1A1	2.63%	#	04/25/2037	1,753,981
572,272	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	#	09/25/2036	397,482
1,127,403	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	962,268
676,323	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	597,088
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.09%	# ^	07/27/2036	1,391,229
402,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.76%	# ^	11/27/2037	364,415
3,857,245	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	3,789,482
717,409	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	599,206
263,066	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.41%	# ^	07/27/2037	190,966
1,135,008	Impac Secured Assets Trust, Series 2006-5-1A1C	0.69%	#	02/25/2037	877,310
5,156,591	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	2.85%	#	08/25/2036	4,250,291
1,060,319	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	932,672
1,739,297	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	4.56%	#	04/25/2037	1,559,451
314,342	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	253,813
415,842	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.72%	#	04/25/2036	387,384
558,947	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	418,687
1,274,750	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,047,874
272,088	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	246,972
293,630	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	281,020
825,992	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.53%	#	02/25/2036	769,519
857,337	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	636,575
477,081	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	406,474
996,486	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	831,951
592,848	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	475,451
1,419,403	RMAT LLC, Series 2015-RPL1-A1	3.97%	# ^	05/26/2020	1,416,874
750,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	# ^	06/25/2058	753,393
750,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	754,648
3,637,767	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	3,583,296
1,559,095	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,383,573
1,567,903	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,525,449
364,682	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	357,009
192,530	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	189,280

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $45,063,008)					44,413,672

US Corporate Bonds - 4.9%
170,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	178,500

205,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	183,475
210,000	Alere, Inc.	6.50%		06/15/2020	202,650
175,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	183,750
60,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	59,640
85,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	88,187
175,000	Ashland, Inc.	4.75%		08/15/2022	170,844
175,000	Audatex North America, Inc.	6.00%	^	06/15/2021	176,969
180,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	181,575
120,000	Berry Plastics Corporation	5.50%		05/15/2022	119,700
240,000	CCO Holdings LLC	5.25%		09/30/2022	243,000
45,000	CCO Holdings LLC	5.13%	^	05/01/2023	45,169
37,000	CDW LLC	6.00%		08/15/2022	39,174
245,000	Cequel Communications LLC	6.38%	^	09/15/2020	240,406
185,000	CommScope, Inc.	5.00%	^	06/15/2021	178,062
70,000	CSC Holdings LLC	5.25%		06/01/2024	61,600
90,000	Dana Holding Corporation	5.50%		12/15/2024	87,750
45,000	Dollar Tree, Inc.	5.75%	^	03/01/2023	47,137
40,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	11,400
15,000	Energy Gulf Coast, Inc.	11.00%	^	03/15/2020	5,287
35,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	3,981
85,000	Energy Partners Ltd.	8.25%		02/15/2018	22,950
245,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	237,650
155,000	EP Energy LLC	9.38%		05/01/2020	99,587
105,000	Equinix, Inc.	5.88%		01/15/2026	108,412
90,000	First Data Corporation	7.00%	^	12/01/2023	90,225
90,000	First Data Corporation	5.75%	^	01/15/2024	88,875
120,000	Frontier Communications Corporation	10.50%	^	09/15/2022	119,550
225,000	Gannett Company, Inc.	4.88%	^	09/15/2021	226,125
270,000	Gates Global LLC	6.00%	^	07/15/2022	195,750
185,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	190,550
115,000	Gray Television, Inc.	7.50%		10/01/2020	118,594
180,000	HCA, Inc.	5.38%		02/01/2025	177,975
60,000	HCA, Inc.	5.88%		02/15/2026	60,375
180,000	HD Supply, Inc.	7.50%		07/15/2020	188,100
190,000	Hexion Finance Corporation	6.63%		04/15/2020	149,625
125,000	Icahn Enterprises LP	4.88%		03/15/2019	124,187
225,000	Infor, Inc.	6.50%	^	05/15/2022	190,687
195,000	JBS LLC	5.75%	^	06/15/2025	170,625
170,000	Level 3 Communications, Inc.	5.75%		12/01/2022	174,250
120,000	Levi Strauss & Company	5.00%		05/01/2025	120,000
100,000	Lifepoint Health, Inc.	5.50%		12/01/2021	102,000
110,000	Lifepoint Health, Inc.	5.88%		12/01/2023	111,925
300,000	Memorial Productions Partners LP	6.88%		08/01/2022	91,500
180,000	Milacron LLC	7.75%	^	02/15/2021	168,750
170,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	173,400
125,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	124,531
65,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	63,375
185,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	179,450
65,000	Platform Specialty Products Corporation	6.50%	^	02/01/2022	56,550
110,000	Post Holdings, Inc.	7.38%		02/15/2022	115,088
125,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	126,250
90,000	Regal Entertainment Group	5.75%		03/15/2022	90,338
219,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	212,978
225,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	217,688
115,000	Rite Aid Corporation	6.13%	^	04/01/2023	119,456
120,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	119,250
166,000	Sally Holdings LLC	5.75%		06/01/2022	172,640
85,000	Sanchez Energy Corporation	6.13%		01/15/2023	46,325
70,000	Sandridge Energy, Inc.	8.75%	^	06/01/2020	21,350
170,000	SBA Communications Corporation	5.63%		10/01/2019	177,863
180,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	172,800
220,000	Select Medical Corporation	6.38%		06/01/2021	193,600
170,000	Service Corporation International	5.38%		01/15/2022	178,075
270,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	230,850
185,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	180,606
100,000	Southern Star Central Corporation	5.13%	^	07/15/2022	83,000
175,000	Spectrum Brands, Inc.	5.75%	^	07/15/2025	180,250
120,000	Station Casinos LLC	7.50%		03/01/2021	123,000
75,000	Team Health, Inc.	7.25%	^	12/15/2023	77,813
195,000	Tenet Healthcare Corporation	6.75%		06/15/2023	181,228
180,000	Terex Corporation	6.00%		05/15/2021	166,500
225,000	Tesoro Logistics LP	6.25%	^	10/15/2022	214,313
100,000	T-Mobile USA, Inc.	6.50%		01/15/2026	101,199

250,000	TransDigm, Inc.	6.00%		07/15/2022	245,625
250,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	77,500
240,000	Tribune Media Company	5.88%	^	07/15/2022	240,600
155,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	37,975
110,000	United Rentals North America, Inc.	7.63%		04/15/2022	118,107
125,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	119,063
135,000	WCI Communities, Inc.	6.88%		08/15/2021	142,509

Total US Corporate Bonds (Cost $11,872,361)					10,917,668

US Government / Agency Mortgage Backed Obligations - 2.2%
6,606,953	Federal Home Loan Mortgage Corporation, Series 3926-HS	6.12%	#I/F I/O	09/15/2041	1,106,243
875,788	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	897,414
940,700	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	944,015
1,937,555	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,974,072

Total US Government / Agency Mortgage Backed Obligations (Cost $5,080,584)					4,921,744

US Government Bonds and Notes - 6.4%
14,500,000	United States Treasury Notes	1.38%		09/30/2020	14,254,385

Total US Government Bonds and Notes (Cost $14,501,703)					14,254,385

Affiliated Mutual Funds - 9.8% (a)
2,226,764	DoubleLine Floating Rate Fund				21,755,489

Total Affiliated Mutual Funds (Cost $22,540,387)					21,755,489

Short Term Investments - 5.0%
3,702,726	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		3,702,726
3,702,727	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		3,702,727
3,702,727	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		3,702,727

Total Short Term Investments (Cost $11,108,180)					11,108,180

Total Investments - 99.1% (Cost $228,360,169)					219,842,667
Other Assets in Excess of Liabilities - 0.9%					1,947,076

NET ASSETS - 100.0%					$ 221,789,743

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $72,647,899 or 32.8% of net assets.

¥	Illiquid security. At December 31, 2015, the value of these securities amounted to $996,600or 0.4% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2015.

†	Perpetual Maturity

Ω	Issuer is in default of interest payments.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

(a)	Institutional class shares held

¿	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$228,369,383

Gross Tax Unrealized Appreciation	219,690
Gross Tax Unrealized Depreciation	(8,746,406)

Net Tax Unrealized Appreciation (Depreciation)	$(8,526,716)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	20.0%
Collateralized Loan Obligations	18.6%
Foreign Corporate Bonds	16.3%
Non-Agency Commercial Mortgage Backed Obligations	12.3%
Affiliated Mutual Funds	9.8%
US Government Bonds and Notes	6.4%
Short Term Investments	5.0%
US Corporate Bonds	4.9%
US Government / Agency Mortgage Backed Obligations	2.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.0%
Asset Backed Obligations	1.6%
Other Assets and Liabilities	0.9%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	80.8%
Chile	3.0%
Mexico	3.0%
Peru	2.9%
Colombia	2.7%
Panama	1.8%
Brazil	1.3%
Singapore	0.8%
Guatemala	0.7%
Israel	0.5%
Paraguay	0.5%
Costa Rica	0.3%
Hong Kong	0.2%
Jamaica	0.2%
Indonesia	0.1%
Dominican Republic	0.1%
United Kingdom	0.1%
El Salvador	0.1%
India	0.0%	~
Other Assets and Liabilities	0.9%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	20.0%
Collateralized Loan Obligations	18.6%
Non-Agency Commercial Mortgage Backed Obligations	12.3%
Affiliated Mutual Funds	9.8%
US Government Bonds and Notes	6.4%
Short Term Investments	5.0%
Banking	4.6%
Utilities	2.7%
US Government / Agency Mortgage Backed Obligations	2.2%
Transportation	2.1%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.0%
Asset Backed Obligations	1.6%
Oil & Gas	1.5%
Consumer Products	1.1%
Telecommunications	1.0%
Media	0.9%
Finance	0.9%
Mining	0.8%
Building and Development (including Steel/Metals)	0.8%
Healthcare	0.6%
Retailers (other than Food/Drug)	0.5%
Chemicals/Plastics	0.5%
Food/Drug Retailers	0.4%
Electronics/Electric	0.4%
Industrial Equipment	0.3%
Business Equipment and Services	0.3%
Containers and Glass Products	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Conglomerates	0.2%
Automotive	0.2%
Leisure	0.2%
Technology	0.2%
Financial Intermediaries	0.1%
Aerospace & Defense	0.1%
Energy	0.1%
Beverage and Tobacco	0.1%
Food Products	0.0%	~
Construction	0.0%	~
Real Estate	0.0%	~
Health Care Providers & Services	0.0%	~
Other Assets and Liabilities	0.9%

	100.0%

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 86.6%
Brazil - 6.7%
3,000,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	2,422,500
100,000	Globo Communicacao e Participacoes S.A.	5.31%	# ^	05/11/2022	100,125
4,400,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	4,405,500
200,000	Marfrig Holdings B.V.	8.38%		05/09/2018	193,000
1,500,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	1,342,500
1,000,000	Marfrig Holdings B.V.	6.88%		06/24/2019	895,000
600,000	Minerva Luxembourg S.A.	8.75%	# ^†	04/03/2019	555,000
1,900,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,757,500
1,000,000	OAS Investments GmbH	8.25%	Ω	10/19/2019	55,000
200,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	204,000

					11,930,125

Chile - 14.7%
4,000,000	AES Gener S.A.	5.25%		08/15/2021	4,113,392
3,000,000	Banco Santander	1.22%	#	04/11/2017	2,966,250
600,000	Banco Santander	2.33%	#	06/07/2018	601,500
4,000,000	Cencosud S.A.	5.50%		01/20/2021	4,089,656
1,000,000	Corpbanca S.A.	3.13%		01/15/2018	975,963
1,500,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	1,471,457
4,000,000	Guanay Finance Ltd.	6.00%		12/15/2020	3,970,000
3,500,000	Inversiones CMPC S.A.	4.75%		01/19/2018	3,575,943
2,300,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	2,303,008
1,900,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,862,000
300,000	VTR Finance B.V.	6.88%		01/15/2024	276,750

					26,205,919

China - 0.2%
400,000	CNPC General Capital Ltd.	1.26%	# ^	05/14/2017	399,417

					399,417

Colombia - 12.0%
1,200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	783,000
4,500,000	Ecopetrol S.A.	4.25%		09/18/2018	4,488,750
1,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,545,000
4,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	4,500,000
3,000,000	Grupo Aval Ltd.	5.25%		02/01/2017	3,070,500
700,000	GrupoSura Finance S.A.	5.70%		05/18/2021	734,125
500,000	Oleoducto Central S.A.	4.00%		05/07/2021	481,250
3,800,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	741,000
5,000,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	5,037,500

					21,381,125

Costa Rica - 1.1%
1,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	995,000
1,000,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,001,250

					1,996,250

Dominican Republic - 0.1%
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	209,000

					209,000

Guatemala - 4.7%
900,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	911,250
1,600,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,620,000
500,000	Bantrab Senior Trust	9.00%		11/14/2020	482,500
1,250,000	Cementos Progreso Trust	7.13%		11/06/2023	1,246,875
4,000,000	Central American Bottling Corporation	6.75%		02/09/2022	4,070,000

					8,330,625

Hong Kong - 2.1%
3,600,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	3,772,462

					3,772,462

India - 2.4%
3,000,000	ONGC Videsh Ltd.	3.25%		07/15/2019	3,016,440
2,000,000	Vedanta Resources PLC	6.00%		01/31/2019	1,275,874

					4,292,314

Indonesia - 1.8%
4,000,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	3,140,000

					3,140,000

Israel - 4.0%
1,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	1,012,780

2,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	2,060,000
4,000,000	Israel Electric Corporation Ltd.	2.11%	#	01/17/2018	3,980,000

					7,052,780

Jamaica - 1.3%
1,200,000	Digicel Ltd.	7.00%		02/15/2020	1,107,000
1,500,000	Digicel Ltd.	8.25%		09/30/2020	1,245,000

					2,352,000

Mexico - 14.1%
2,118,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	2,149,770
4,000,000	Banco Santander	5.95%	#	01/30/2024	4,120,000
5,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	4,981,250
500,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	497,500
200,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	199,000
2,700,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,781,000
2,500,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	2,237,500
1,500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,492,500
3,500,000	Petroleos Mexicanos	3.50%		07/18/2018	3,481,695
2,000,000	Petroleos Mexicanos	5.50%		01/21/2021	2,022,400
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	276,000
1,500,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	881,250

					25,119,865

Panama - 6.7%
250,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	253,750
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	1,975,000
4,692,427	ENA Norte Trust	4.95%		04/25/2023	4,805,613
1,500,000	Global Bank Corporation	4.75%		10/05/2017	1,512,037
1,500,000	Global Bank Corporation	5.13%	^	10/30/2019	1,488,750
1,800,000	Global Bank Corporation	5.13%		10/30/2019	1,786,500

					11,821,650

Paraguay - 1.6%
500,000	Banco Continental SAECA	8.88%		10/15/2017	510,625
1,080,000	Banco Regional SAECA	8.13%		01/24/2019	1,104,300
1,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	917,500
400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	367,000

					2,899,425

Peru - 8.9%
1,000,000	Banco de Credito del Peru	2.75%		01/09/2018	996,250
600,000	Camposol S.A.	9.88%		02/02/2017	447,000
200,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	165,000
1,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	998,750
1,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	1,000,000
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	195,800
2,677,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,620,783
1,104,632	Interoceanica Finance Ltd.	0.00%		11/30/2018	1,039,735
2,687,000	Maestro Peru S.A.	6.75%		09/26/2019	2,834,785
3,783,486	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	3,650,648
1,500,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	1,451,250
500,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	483,750

					15,883,751

Qatar - 0.8%
1,329,553	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	1,419,843

					1,419,843

Singapore - 3.4%
1,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	1,018,235
2,500,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	2,547,887
2,500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	2,532,715

					6,098,837

Total Foreign Corporate Bonds (Cost $165,999,813)					154,305,388

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 8.2%

Colombia - 3.8%
6,700,000	Colombia Government International Bond	4.38%		07/12/2021	6,750,250

					6,750,250

Mexico - 1.2%
2,050,000	Mexico Government International Bond	3.50%		01/21/2021	2,085,875

					2,085,875

Panama - 3.2%
5,200,000	Panama Government International Bond	5.20%		01/30/2020	5,655,000

					5,655,000

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $14,899,725)					14,491,125

Short Term Investments - 3.9%
2,331,664	BlackRock Liquidity Funds FedFund—Institutional Shares	0.16%	t		2,331,664

2,331,665	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿	2,331,665
2,331,665	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿	2,331,665

Total Short Term Investments (Cost $6,994,994)				6,994,994

Total Investments - 98.7% (Cost $187,894,532)				175,791,507
Other Assets in Excess of Liabilities - 1.3%				2,341,882

NET ASSETS - 100.0%				$ 178,133,389

†	Perpetual Maturity
#	Variable rate security. Rate disclosed as of December 31, 2015.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $13,689,872 or 7.7% of net assets.

Ω	Issuer is in default of interest payments.
¿	Seven-day yield as of December 31, 2015
~	Represents less than 0.05% of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$ 187,961,096

Gross Tax Unrealized Appreciation	49,065
Gross Tax Unrealized Depreciation	(12,218,654)

Net Tax Unrealized Appreciation (Depreciation)	$ (12,169,589)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	86.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	8.2%
Short Term Investments	3.9%
Other Assets and Liabilities	1.3%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Colombia	15.8%
Mexico	15.3%
Chile	14.7%
Panama	9.9%
Peru	8.9%
Brazil	6.7%
Guatemala	4.7%
Israel	4.0%
United States	3.9%
Singapore	3.4%
India	2.4%
Hong Kong	2.1%
Indonesia	1.8%
Paraguay	1.6%
Jamaica	1.3%
Costa Rica	1.1%
Qatar	0.8%
China	0.2%
Dominican Republic	0.1%
Other Assets and Liabilities	1.3%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	21.1%
Oil & Gas	12.2%
Transportation	10.9%
Utilities	10.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	8.2%
Short Term Investments	3.9%
Finance	3.6%
Building and Development (including Steel/Metals)	3.4%
Mining	3.3%
Media	3.2%
Consumer Products	3.0%
Retailers (other than Food/Drug)	2.9%
Food/Drug Retailers	2.3%
Beverage and Tobacco	2.3%
Telecommunications	2.2%
Chemicals/Plastics	2.1%
Conglomerates	2.1%
Pulp & Paper	2.0%
Construction	0.0%	~
Other Assets and Liabilities	1.3%

	100.0%

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government / Agency Mortgage Backed Obligations - 74.4%
1,582,165	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,594,121
1,582,165	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,594,993
2,201,760	Federal Home Loan Mortgage Corporation, Series 4182-ZD	3.50%		03/15/2043	2,148,827
1,083,179	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	994,312
2,421,494	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,191,099
1,641,729	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,610,148
610,510	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	559,386
322,529	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	291,654
2,325,486	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	2,124,233
2,060,832	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	1,840,700
2,750,912	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,424,769
4,887,563	Federal Home Loan Mortgage Corporation, Series 4427-XG	3.00%		01/15/2045	4,309,417
2,042,059	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50%		02/15/2045	1,694,381
1,061,513	Federal Home Loan Mortgage Corporation, Series 4460-KB	3.50%		03/15/2045	1,008,652
2,040,352	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	1,878,250
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,838,956
1,582,165	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,592,398
2,253,662	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,220,060
2,969,566	Federal National Mortgage Association, Series 2013-127-MZ	3.00%		12/25/2043	2,660,462
500,761	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	423,656
1,636,955	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,610,248
1,209,000	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,083,795
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,415,791
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	850,270
2,409,166	Federal National Mortgage Association, Series 2014-80-DZ	3.00%		12/25/2044	2,103,956
1,108,519	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	810,707
3,056,721	Federal National Mortgage Association, Series 2015-16-ZY	2.50%		04/25/2045	2,511,274
2,673,420	Federal National Mortgage Association, Series 2015-52-GZ	3.00%		07/25/2045	2,342,885
678,575	Government National Mortgage Association, Series 2013-180-LO	0.00%	P/O	11/16/2043	536,671
3,234,291	Government National Mortgage Association, Series 2015-53-EZ	2.00%		04/16/2045	2,304,335
2,835,303	Government National Mortgage Association, Series 2015-79	2.50%		05/20/2045	2,251,637

Total US Government / Agency Mortgage Backed Obligations (Cost $53,706,474)					52,822,043

US Government Bonds and Notes - 20.8%
3,660,695	United States Treasury Inflation Indexed Bonds	0.38%		07/15/2025	3,540,895
6,500,000	United States Treasury Notes	0.38%		03/31/2016	6,501,196
4,800,000	United States Treasury Notes	1.88%		05/31/2022	4,754,664

Total US Government Bonds and Notes (Cost $14,832,846)					14,796,755

Short Term Investments - 4.8%
1,130,223	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		1,130,223
1,130,222	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		1,130,222
1,130,222	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		1,130,222

Total Short Term Investments (Cost $3,390,667)					3,390,667

Total Investments - 100.0% (Cost $71,929,987)					71,009,465
Liabilities in Excess of Other Assets - 0.0%					(23,642)

NET ASSETS - 100.0%					$70,985,823

P/O	Principal only security
¿	Seven-day yield as of December 31, 2015
~	Represents less than 0.05% of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$71,966,888

Gross Tax Unrealized Appreciation	375,515
Gross Tax Unrealized Depreciation	(1,332,938)

Net Tax Unrealized Appreciation (Depreciation)	$(957,423)

+

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	74.4%
US Government Bonds and Notes	20.8%
Short Term Investments	4.8%
Other Assets and Liabilities	0.0%	~

	100.0%

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 101.0%
2,023,976	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿ᴥ		2,023,976
2,023,976	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿ᴥ		2,023,976
250,000	United States Treasury Bills	0.00%	ᴥ	04/21/2016	249,856
1,140,000	United States Treasury Bills	0.00%	ᴥ	04/28/2016	1,139,087
15,150,000	United States Treasury Bills	0.00%	ᴥ	06/23/2016	15,116,897
4,200,000	United States Treasury Bills	0.00%		07/21/2016	4,188,320
4,000,000	United States Treasury Bills	0.00%		08/18/2016	3,986,796

Total Short Term Investments (Cost $28,760,663)					28,728,908

Total Investments - 101.0% (Cost $28,760,663)					28,728,908
Liabilities in Excess of Other Assets - (1.0)%					(297,275)

NET ASSETS - 100.0%					$ 28,431,633

¿	Seven-day yield as of December 31, 2015

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$28,760,663

Gross Tax Unrealized Appreciation	222,413
Gross Tax Unrealized Depreciation	(254,168)

Net Tax Unrealized Appreciation (Depreciation)	$(31,755)

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	101.0%
Other Assets and Liabilities	(1.0)%

100.0%

Excess Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap g ᴥ	Morgan Stanley	0.28%	17,400,000	01/04/2016	$(796,598)
Long Commodity Basket Swap f ᴥ	Morgan Stanley	0.22%	5,650,000	01/04/2016	(57,804)

					$(854,402)

Excess Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Short Commodity Basket Swap y ᴥ	Morgan Stanley	0.22%	5,650,000	01/04/2016	$625,886

					$625,886

g	Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At December 31, 2015, the constituents and their weightings were as follows: Soybeans 22.3%, Copper 21.3%, West Texas Intermediate Crude Oil 9.4%, Nickel 9.3%, Brent Crude 8.9%, Unleaded Gasoline 6.0%, Live Cattle 5.9%, Sugar 5.3%, Cotton 5.2%, Gas Oil 4.0%, Heating Oil 2.4%.

f	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2015, the constituents and their weightings were as follows: Copper 20.5%, Gold 20.1%, Sugar 20.1%, Silver 19.8%, Cocoa 19.5%.

y	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2015, the constituents and their weightings were as follows: Natural Gas 22.6%, Unleaded Gasoline 20.9%, West Texas Intermediate Crude Oil 19.5%, Brent Crude 18.7%, Gas Oil 18.3%.

DoubleLine Global Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $ /Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 40.5%
Belgium - 1.1%
50,000	EUR	Belgium Government Bond	0.80%	^	06/22/2025	53,537

						53,537

Canada - 2.2%
140,000	CAD	Canadian Government Bond	2.25%		06/01/2025	108,393

						108,393

Germany - 2.3%
100,000	EUR	Bundesrepublik Deutschland	1.00%		08/15/2025	112,433

						112,433

Hungary - 2.9%
40,000,000	HUF	Hungary Government Bond	3.50%		06/24/2020	143,405

						143,405

Israel - 1.6%
325,000	ILS	Israel Government Bond	1.75%		08/31/2025	81,684

						81,684

Italy - 2.2%
100,000	EUR	Italy Buoni Poliennali Del Tesoro	1.50%		06/01/2025	108,803

						108,803

Japan - 7.2%
42,500,000	JPY	Japan Government Ten Year Bond	4.00%		09/20/2025	358,915

						358,915

Mexico - 2.4%
1,850,000	MXN	Mexican Bonos	8.00%		06/11/2020	118,239

						118,239

Poland - 3.9%
250,000	PLN	Poland Government Bond	1.50%		04/25/2020	61,833
500,000	PLN	Poland Government Bond	3.25%		07/25/2025	131,194

						193,027

Portugal - 1.1%
50,000	EUR	Portugal Obrigacoes do Tesouro	2.88%	^	10/15/2025	56,013

						56,013

Romania - 2.9%
550,000	RON	Romania Government Bond	4.75%		06/24/2019	145,051

						145,051

Spain - 2.1%
90,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	106,787

						106,787

United Kingdom - 8.6%
125,000	GBP	United Kingdom Gilt	1.25%		07/22/2018	186,121
160,000	GBP	United Kingdom Gilt	2.00%		07/22/2020	242,922

						429,043

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $2,026,600)						2,015,330

US Government Bonds and Notes - 39.1%
1,000,000	USD	United States Treasury Notes	2.00%		02/15/2025	977,605
980,000	USD	United States Treasury Notes	1.88%		08/31/2022	968,893

Total US Government Bonds and Notes (Cost $1,958,144)						1,946,498

Short Term Investments - 19.8%
328,420		BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		328,420
328,420		Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		328,420
328,421		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		328,421

Total Short Term Investments (Cost $985,261)						985,261

Total Investments - 99.4% (Cost $4,970,005)						4,947,089
Other Assets in Excess of Liabilities - 0.6%						29,897

NET ASSETS - 100.0%						$4,976,986

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $216,337 or 4.3% of net assets.

¿	Seven-day yield as of December 31, 2015

EUR	Euro

CAD	Canadian Dollar

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

PLN	Polish Zloty

RON	Romanian Leu

GBP	British Pound

USD	US Dollar

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$4,970,005

Gross Tax Unrealized Appreciation	5,938
Gross Tax Unrealized Depreciation	(28,854)

Net Tax Unrealized Appreciation (Depreciation)	$(22,916)

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

COUNTRY BREAKDOWN as a % of Net Assets:

United States	58.9%
United Kingdom	8.6%
Japan	7.2%
Poland	3.9%
Hungary	2.9%
Romania	2.9%
Mexico	2.4%
Germany	2.3%
Canada	2.2%
Italy	2.2%
Spain	2.1%
Israel	1.6%
Belgium	1.1%
Portugal	1.1%
Other Assets and Liabilities	0.6%

100.0%

Summary of Fair Value Disclosure

December 31, 2015 (Unaudited)

Security Valuation. The Funds have adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2015, the Funds did not hold any investments in private investment funds.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20151:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,138,127,589	$414,002,153	$17,710,449	$58,832,199	$199,880,497	$46,723,163
Affiliated Mutual Funds	-	49,100,000	-	36,163,649	47,000,000	-
Exchange Traded Funds and Common Stock	-	-	-	13,987,005	-	-
Real Estate Investment Trusts	-	-	-	4,280,109	-	-

Total Level 1	1,138,127,589	463,102,153	17,710,449	113,262,962	246,880,497	46,723,163
Level 2
US Government /Agency Mortgage Backed Obligations	25,902,293,440	908,915,565	-	5,387,416	18,780,330	-
Non-Agency Residential Collateralized Mortgage Obligations	10,983,066,277	460,610,247	-	9,623,704	276,096,874	-
Other Short Term Investments	4,901,396,715	-	-	4,999,859	-	-
Non-Agency Commercial Mortgage Backed Obligations	3,920,816,216	364,047,380	-	-	578,377,784	-
Collateralized Loan Obligations	2,292,094,873	222,817,627	-	6,455,505	508,192,704	-
US Government Bonds and Notes	1,983,478,125	1,121,116,554	-	-	283,277,879	-
Asset Backed Obligations	783,848,074	54,133,113	-	3,925,466	38,079,927	-
US Government Sponsored Banks	99,985,500	-	-	-	-	-
US Corporate Bonds	-	713,531,966	-	-	258,406,410	-
Foreign Corporate Bonds	-	636,623,291	794,180,460	-	478,040,837	-
Bank Loans	-	125,708,488	-	-	3,917,188	284,656,681
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	39,723,373	36,270,000	-	29,918,350	-
Municipal Bonds	-	15,277,607	-	1,818,750	-	-

Total Level 2	50,866,979,220	4,662,505,211	830,450,460	32,210,700	2,473,088,283	284,656,681
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	381,154,025	7,104,237	-	332,682	10,878,070	-
Asset Backed Obligations	113,612,400	-	-	-	4,983,000	-
Collateralized Loan Obligations	31,640,000	-	-	-	-	-

Total Level 3	526,406,425	7,104,237	-	332,682	15,861,070	-

Total	$52,531,513,234	$5,132,711,601	$848,160,909	$145,806,344	$2,735,829,850	$331,379,844

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$(556,112)	$-	$-

Total Level 1	-	-	-	(556,112)	-	-
Level 2
Total Return Swaps	-	-	-	3,852	-	-
Forward Currency Exchange Contracts	-	-	-	(21,846)	-	-
Interest Rate Swaps	-	-	-	(96,657)	-	-

Total Level 2	-	-	-	(114,651)	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$(670,763)	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$62,690,716	$11,108,180	$6,994,994	$3,390,667	$4,047,952	$985,261
Affiliated Mutual Funds	-	21,755,489	-	-	-	-

Total Level 1	62,690,716	32,863,669	6,994,994	3,390,667	4,047,952	985,261
Level 2
Collateralized Loan Obligations	114,710,567	41,202,626	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	109,006,280	27,300,341	-	-	-	-
US Government Bonds and Notes	95,394,433	14,254,385	-	14,796,755	-	1,946,498
Foreign Corporate Bonds	85,546,297	36,035,023	154,305,388	-	-	-
Non-Agency Residential Collateralized Mortgage Obligations	60,880,646	43,858,291	-	-	-	-
US Corporate Bonds	53,464,779	10,917,668	-	-	-	-

US Government / Agency Mortgage Backed Obligations	36,606,642	4,921,744	-	52,822,043	-	-
Bank Loans	16,009,387	-	-	-	-	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	5,701,250	4,347,250	14,491,125	-	-	2,015,330
Asset Backed Obligations	2,770,589	2,589,689	-	-	-	-
Other Short Term Investments	-	-	-	-	24,680,956	-

Total Level 2	580,090,870	185,427,017	168,796,513	67,618,798	24,680,956	3,961,828
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	1,530,329	555,381	-	-	-	-
Asset Backed Obligations	-	996,600	-	-	-	-

Total Level 3	1,530,329	1,551,981	-	-	-	-

Total	$644,311,915	$219,842,667	$175,791,507	$71,009,465	$28,728,908	$4,947,089

Other Financial Instruments
Level 1
Total Level 1	$-	$-	$-	$-	$-	$-

Level 2
Total Return Swaps	13,037,307	-	-	-	-	-
Excess Return Swaps	-	-	-	-	(228,516)	-

Total Level 2	13,037,307	-	-	-	(228,516)	-
Level 3	-	-	-	-	-	-

Total	$13,037,307	$-	$-	$-	$(228,516)	$-

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2015.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Balance as of 3/31/2015	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[4]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [3]	Transfers Out of Level 3 [3]	Balance as of 12/31/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2015[4]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$642,376,417	$2,129,200	$9,513,620	$12,048,005	$28,890	$(21,582,037)	$-	$(263,360,070)	$381,154,025	$4,527,588
Asset Backed Obligations	54,475,200	-	(862,800)	-	60,000,000	-	-	-	113,612,400	(862,800)
Collateralized Loan Obligations	-	-	-	-	-	-	31,640,000	-	31,640,000	-

Total	$696,851,617	$2,129,200	$8,650,820	$12,048,005	$60,028,890	$(21,582,037)	$31,640,000	$(263,360,070)	$526,406,425	$3,664,788

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2015*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$381,154,025	Market Comparables	Market Quotes	$72.61 - $110.28	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

Asset Backed Obligations	113,612,400	Market Comparables	Market Quotes	$99.66	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

Collateralized Loan Obligations	31,640,000	Market Comparables	Market Quotes	$86.08 - $93.64	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by each Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date February 24, 2016

By (Signature and Title) /s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date February 24, 2016